SEC. File Nos. 002- 50700
811-02444

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 60
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 41
__________________

THE BOND FUND OF AMERICA, INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

KIMBERLY S. VERDICK, Secretary
The Bond Fund of America, Inc.
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Michael Glazer
Bingham McCutchen LLP
 355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
 (Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on March 1, 2010, pursuant to paragraph (b) of rule 485.

...


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

The Bond Fund
of America/SM/

CLASS    TICKER   F-1....  BFAFX    529-C..  CFACX
A......  ABNDX    F-2....  ABNFX    529-E..  CFAEX
B......  BFABX    529-A..  CFAAX    529-F-1  CFAFX
C......  BFACX    529-B..  CFABX

 PROSPECTUS

 March 1, 2010

 1   Investment objective
 1   Fees and expenses of the fund
 2   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
12   Management and organization
15   Shareholder information
16   Choosing a share class
20   Purchase, exchange and sale of shares
25   Sales charges
28   Sales charge reductions and waivers
31   Rollovers from retirement plans to IRAs
32   Plans of distribution
32   Other compensation to dealers
33   How to sell shares
35   Distributions and taxes
36   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Investment objective

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 28 of the prospectus and on page 58 of the fund's statement of additional information.

<SHAREHOLDER FEES
 (fees paid directly from your investment)
----------------------------------------------------SHARE CLASSES--------------

                                         -----------------------------F-1, F-2-
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1

-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on  3.75%  none   none   none      none
 purchases (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------

                                     --A-------B-------C------F-1-------F-2----

-------------------------------------------------------------------------------

 Management fees                     0.23%   0.23%   0.23%   0.23%     0.23%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25    1.00    1.00    0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.17    0.17    0.21    0.17      0.16
-------------------------------------------------------------------------------
 Total annual fund operating         0.65    1.40    1.44    0.65      0.39
 expenses
                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.23%   0.23%   0.23%   0.23%     0.23%
-------------------------------------------------------------------------------
 Distribution and/or service         0.21    1.00    1.00    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.26    0.27    0.26    0.26      0.26
-------------------------------------------------------------------------------
 Total annual fund operating         0.70    1.50    1.49    0.99      0.49
 expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

                                       1

The Bond Fund of America / Prospectus


The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $439    $575    $  724     $1,155
---------------------------------------------------------------------
 B                                 643     843       966      1,475
---------------------------------------------------------------------
 C                                 247     456       787      1,724
---------------------------------------------------------------------
 F-1                                66     208       362        810
---------------------------------------------------------------------
 F-2                                40     125       219        493
---------------------------------------------------------------------
 529-A                             464     630       809      1,318
---------------------------------------------------------------------
 529-B                             672     913     1,076      1,676
---------------------------------------------------------------------
 529-C                             271     510       870      1,879
---------------------------------------------------------------------
 529-E                             121     354       605      1,316
---------------------------------------------------------------------
 529-F-1                            70     197       333        723

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $143    $443     $766      $1,475
---------------------------------------------------------------------
 C                                 147     456      787       1,724
---------------------------------------------------------------------
 529-B                             172     513      876       1,676
---------------------------------------------------------------------
 529-C                             171     510      870       1,879
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 84%
of the average value of its portfolio.

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80%
of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets. The fund may also invest in debt securities and mortgage--

                                       2

                                          The Bond Fund of America / Prospectus

backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in debt securities with a wide range of maturities.

The fund's current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality.
Securities rated Ba1 and BB+ or below are sometimes referred to as "junk bonds."

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

                                       3

The Bond Fund of America / Prospectus


Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

You should consider how this fund fits into your overall investment program.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2000   6.19%
2001   7.15
2002   6.11
2003  12.22
2004   5.85
2005   1.94
2006   5.88
2007   3.37
2008 -12.24
2009  14.91

[end bar chart]

                                       4

                                          The Bond Fund of America / Prospectus

Highest/Lowest quarterly results during this time period were:

HIGHEST                        7.36%  (quarter ended June 30, 2009)
LOWEST                        -6.82%  (quarter ended September 30, 2008)

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes             5/28/1974         10.59%   1.61%    4.50%      8.34%
 - After taxes on                                8.84   -0.22     2.35        N/A
 distributions
 - After taxes on distributions and sale of      6.84    0.31     2.54        N/A
 fund shares

 SHARE CLASS (before taxes)  INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
------------------------------------------------------------------------

 B                             3/15/2000      9.06%   1.31%     4.24%
------------------------------------------------------------------------
 C                             3/15/2001     13.00    1.58      3.62
------------------------------------------------------------------------
 F-1                           3/15/2001     14.91    2.39      4.42
------------------------------------------------------------------------
 F-2                            8/4/2008     15.19     N/A      2.90
------------------------------------------------------------------------
 529-A                         2/15/2002     10.54    1.56      3.89
------------------------------------------------------------------------
 529-B                         2/15/2002      8.94    1.18      3.52
------------------------------------------------------------------------
 529-C                         2/19/2002     12.95    1.52      3.56
------------------------------------------------------------------------
 529-E                          3/7/2002     14.52    2.03      4.11
------------------------------------------------------------------------
 529-F-1                       9/26/2002     15.09    2.52      4.79

 INDEXES/1/                            1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Aggregate
 Index                                  5.93%   4.97%    6.33%         N/A
 (reflects no deductions for fees,
 expenses or taxes)
 Lipper Corporate Debt A-Rated Bond
 Funds Average (reflects no            15.18    3.52     5.48         8.24%
 deductions for fees or taxes)
 Consumer Price Index                   2.72    2.56     2.52         4.28
 (reflects no deductions for fees,
 expenses or taxes)
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2009: 3.68%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Barclays Capital U.S. Aggregate Index reflects the market sectors in which the fund primarily invests. Lipper Corporate Debt A-Rated Bond Funds Average includes the fund and other mutual funds that disclose investment objectives reasonably comparable to those of the fund. Consumer Price Index provides a comparison of the fund's results to inflation. See page 10 of this prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       5

The Bond Fund of America / Prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 JOHN H. SMET                 21 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             15 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK R. MACDONALD            11 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK H. DALZELL              16 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID A. HOAG                 1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 THOMAS H. HOGH                1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research Company
-------------------------------------------------------------------------------

                                       6

                                          The Bond Fund of America / Prospectus

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------

 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180;
faxing American Funds Service Company at 317/735-6636; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

The Bond Fund of America / Prospectus


Investment objective, strategies and risks

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in debt securities with a wide range of maturities.

The fund's current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality.
Securities rated Ba1 and BB+ or below are sometimes referred to as "junk bonds."

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity.

                                       8

                                          The Bond Fund of America / Prospectus

Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

You should consider how this fund fits into your overall investment program.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

                                       9

The Bond Fund of America / Prospectus


Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without sales charges.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITHOUT SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes              5/28/1974        14.91%   2.38%    4.90%      8.45%
 - After taxes on                               13.09    0.55     2.75        N/A
 distributions
 - After taxes on distributions and sale of      9.64    0.97     2.89        N/A
 fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                              3/15/2000     14.06%   1.63%     4.24%
-------------------------------------------------------------------------
 C                              3/15/2001     14.00    1.58      3.62
-------------------------------------------------------------------------
 F-1                            3/15/2001     14.91    2.39      4.42
-------------------------------------------------------------------------
 F-2                            8/4/2008      15.19     N/A      2.90
-------------------------------------------------------------------------
 529-A                          2/15/2002     14.86    2.34      4.40
-------------------------------------------------------------------------
 529-B                          2/15/2002     13.94    1.51      3.52
-------------------------------------------------------------------------
 529-C                          2/19/2002     13.95    1.52      3.56
-------------------------------------------------------------------------
 529-E                          3/7/2002      14.52    2.03      4.11
-------------------------------------------------------------------------
 529-F-1                        9/26/2002     15.09    2.52      4.79

 INDEXES/1/                        1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Aggregate
 Index                              5.93%    4.97%      6.33%         N/A
 (reflects no deductions for
 fees, expenses or taxes)
 Lipper Corporate Debt A-Rated
 Bond Funds Average                15.18     3.52       5.48         8.24%
 (reflects no deductions for fees
 or taxes)
 Consumer Price Index               2.72     2.56       2.52         4.28
 (reflects no deductions for
 fees, expenses or taxes)
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2009: 4.42%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Barclays Capital U.S. Aggregate Index reflects the market sectors in which the fund primarily invests. Lipper Corporate Debt A-Rated Bond Funds Average includes the fund and other mutual funds that disclose investment objectives reasonably comparable to those of the fund. Consumer Price Index provides a comparison of the fund's results to inflation.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
3 The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not shown. Lipper Corporate Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or

                                       10

                                          The Bond Fund of America / Prospectus

government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as expenses and brokerage commissions paid by the fund for portfolio transactions, but do not reflect the effect of sales charges or taxes. Consumer Price Index
(CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor,
Bureau of Labor Statistics.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

The Bond Fund of America / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." The management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended December 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital
Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

                                       12

                                          The Bond Fund of America / Prospectus

In addition, shareholders approved a proposal to reorganize the fund into a
Delaware statutory trust. The reorganization is expected to be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the U.S. Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                       13

The Bond Fund of America / Prospectus


                                                             ROLE IN
                       INVESTMENT              EXPERIENCE    MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE             IN THIS FUND   OF THE FUND
------------------------------------------------------------------------------------

 JOHN H. SMET          Investment               21 years     Serves as a
                       professional for 28                   fixed-income portfolio
                       years in total;                       counselor
                       27 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 DAVID C. BARCLAY      Investment               15 years     Serves as a
                       professional for 29                   fixed-income portfolio
                       years in total;                       counselor
                       22 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 MARK R. MACDONALD     Investment               11 years     Serves as a
                       professional for 24                   fixed-income portfolio
                       years in total;                       counselor
                       16 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 MARK H. DALZELL       Investment               16 years     Serves as a
                       professional for 32                   fixed-income portfolio
                       years in total;                       counselor
                       22 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 DAVID A. HOAG         Investment                1 year      Serves as a
                       professional for 22                   fixed-income portfolio
                       years in total;                       counselor
                       19 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 THOMAS H. HOGH        Investment                1 year      Serves as a
                       professional for 23                   fixed-income portfolio
                       years in total;                       counselor
                       19 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

                                       14

                                          The Bond Fund of America / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing to or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       15

The Bond Fund of America / Prospectus


Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, C,
F-1 and F-2 shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below).
The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund. Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

Class B and 529-B shares may no longer be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any investment received by the fund that is intended for Class B or
529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class
B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.
Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider when choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
 529-B or 529-C shares to cover higher education expenses); and

                                       16

                                          The Bond Fund of America / Prospectus

.. availability of share classes:

 -- Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans,
   401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES TO CLASS A, B, C OR F-1 SHARES ON THE
FOLLOWING PAGES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES.

                                       17

The Bond Fund of America / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge    up to 3.75% (reduced for purchases of $100,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .25% annually (for Class 529-A shares, may not
                         exceed .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        Class B shares may not be purchased or acquired except
                         by exchange from Class B shares of other American
                         Funds
 Conversion              automatic conversion to Class A or 529-A shares in the
                         month of the eight-year anniversary of the purchase
                         date, reducing future annual expenses

 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses (Class 529-C shares
                         will not convert to Class 529-F-1 shares)

 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than Class 529-B and 529-C shares due
                         to lower 12b-1 fees, but lower than Class 529-A and
                         529-F-1 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F-1 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, but may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F-2 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       18

                                          The Bond Fund of America / Prospectus

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund
Operating Expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% (paid to a state or states for oversight and administrative services) is included as an
"Other expenses" item.

                                       19

The Bond Fund of America / Prospectus


Purchase, exchange and sale of shares

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund/SM/ on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided that such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money
Market Fund on the third business day after receipt of your investment.

PURCHASE OF CLASS A AND C SHARES

You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

                                       20

                                          The Bond Fund of America / Prospectus

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.
Intermediary fees are not paid by the fund and normally range from .75% to 1.50%
of assets annually, depending on the services offered.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F-1 SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL
ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES, AS DESCRIBED IN
THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE
MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

                                       21

The Bond Fund of America / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; transactions in Class
529 shares; purchases and redemptions resulting from reallocations by American
Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered "systematic" unless the transaction is pre-scheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company deter-

                                       22

                                          The Bond Fund of America / Prospectus

mines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

The purchase minimums described on the table on page 7 may be waived in certain cases. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See "Sales charge reductions and waivers" in this

                                       23

The Bond Fund of America / Prospectus


prospectus and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       24

                                          The Bond Fund of America / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A SHARE PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

                                       25

The Bond Fund of America / Prospectus


.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares unless it was invested in
 Class A or C shares prior to January 1, 2009.

                                       26

                                          The Bond Fund of America / Prospectus

CLASS B AND C SHARES

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

Class C shares are sold without any initial sales charge. American Funds
Distributors pays 1% of the amount invested to dealers who sell Class C shares.
A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on redemptions of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

                                       27

The Bond Fund of America / Prospectus


CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 .trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

                                       28

                                          The Bond Fund of America / Prospectus

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been

                                       29

The Bond Fund of America / Prospectus


closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made.
Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other
American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the
American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs" in this prospectus.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

                                       30

                                          The Bond Fund of America / Prospectus

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your adviser or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

                                       31

The Bond Fund of America / Prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares; up to
..50% for Class 529-A shares; up to 1.00% for Class B and 529-B shares; up to
1.00% for Class C and 529-C shares; up to .75% for Class 529-E shares; and up to
..50% for Class F-1 and 529-F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for
Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2009, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their

                                       32

                                          The Bond Fund of America / Prospectus

advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

                                       33

The Bond Fund of America / Prospectus


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that
American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       34

                                          The Bond Fund of America / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American
Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you or your account is tax-exempt or tax-deferred.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by the fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF CLASS 529 SHARES
SHOULD REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION
REGARDING THE TAX CONSEQUENCES OF SELLING CLASS 529 SHARES.

                                       35

The Bond Fund of America / Prospectus


Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                   INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/

                                                                    Net gains
                                       Net asset                   (losses) on                   Dividends
                                        value,        Net          securities       Total from   (from net    Net asset
                                       beginning   investment    (both realized     investment   investment  value, end
                                       of period     income      and unrealized)    operations    income)     of period
--------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2009                   $10.76        $.53           $ 1.03          $ 1.56        $(.52)      $11.80
Year ended 12/31/2008                    13.06         .70            (2.25)          (1.55)        (.75)       10.76
Year ended 12/31/2007                    13.32         .69             (.25)            .44         (.70)       13.06
Year ended 12/31/2006                    13.22         .67              .09             .76         (.66)       13.32
Year ended 12/31/2005                    13.65         .62             (.36)            .26         (.69)       13.22
--------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2009                    10.76         .45             1.03            1.48         (.44)       11.80
Year ended 12/31/2008                    13.06         .61            (2.25)          (1.64)        (.66)       10.76
Year ended 12/31/2007                    13.32         .59             (.25)            .34         (.60)       13.06
Year ended 12/31/2006                    13.22         .57              .09             .66         (.56)       13.32
Year ended 12/31/2005                    13.65         .52             (.36)            .16         (.59)       13.22
--------------------------------------------------------------------------------------------------------------------------
(The Financial Highlights table continues on the following page.)

CLASS C:
Year ended 12/31/2009                   $10.76        $.44           $ 1.03          $ 1.47        $(.43)      $11.80
Year ended 12/31/2008                    13.06         .60            (2.25)          (1.65)        (.65)       10.76
Year ended 12/31/2007                    13.32         .59             (.25)            .34         (.60)       13.06
Year ended 12/31/2006                    13.22         .56              .09             .65         (.55)       13.32
Year ended 12/31/2005                    13.65         .51             (.36)            .15         (.58)       13.22
--------------------------------------------------------------------------------------------------------------------------
CLASS F-1:
Year ended 12/31/2009                    10.76         .53             1.03            1.56         (.52)       11.80
Year ended 12/31/2008                    13.06         .70            (2.25)          (1.55)        (.75)       10.76
Year ended 12/31/2007                    13.32         .69             (.25)            .44         (.70)       13.06
Year ended 12/31/2006                    13.22         .67              .09             .76         (.66)       13.32
Year ended 12/31/2005                    13.65         .62             (.36)            .26         (.69)       13.22
--------------------------------------------------------------------------------------------------------------------------
CLASS F-2:
Year ended 12/31/2009                    10.76         .56             1.03            1.59         (.55)       11.80
Period from 8/4/2008 to 12/31/2008/4/    12.31         .29            (1.47)          (1.18)        (.37)       10.76
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2009                    10.76         .53             1.03            1.56         (.52)       11.80
Year ended 12/31/2008                    13.06         .69            (2.25)          (1.56)        (.74)       10.76
Year ended 12/31/2007                    13.32         .68             (.25)            .43         (.69)       13.06
Year ended 12/31/2006                    13.22         .66              .09             .75         (.65)       13.32
Year ended 12/31/2005                    13.65         .61             (.36)            .25         (.68)       13.22
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2009                    10.76         .44             1.03            1.47         (.43)       11.80
Year ended 12/31/2008                    13.06         .60            (2.25)          (1.65)        (.65)       10.76
Year ended 12/31/2007                    13.32         .58             (.25)            .33         (.59)       13.06
Year ended 12/31/2006                    13.22         .55              .09             .64         (.54)       13.32
Year ended 12/31/2005                    13.65         .50             (.36)            .14         (.57)       13.22
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2009                   $10.76        $.44           $ 1.03          $ 1.47        $(.43)      $11.80
Year ended 12/31/2008                    13.06         .60            (2.25)          (1.65)        (.65)       10.76
Year ended 12/31/2007                    13.32         .58             (.25)            .33         (.59)       13.06
Year ended 12/31/2006                    13.22         .55              .09             .64         (.54)       13.32
Year ended 12/31/2005                    13.65         .50             (.36)            .14         (.57)       13.22
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 12/31/2009                    10.76         .49             1.03            1.52         (.48)       11.80
Year ended 12/31/2008                    13.06         .66            (2.25)          (1.59)        (.71)       10.76
Year ended 12/31/2007                    13.32         .65             (.25)            .40         (.66)       13.06
Year ended 12/31/2006                    13.22         .62              .09             .71         (.61)       13.32
Year ended 12/31/2005                    13.65         .57             (.36)            .21         (.64)       13.22
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-F-1:
Year ended 12/31/2009                    10.76         .55             1.03            1.58         (.54)       11.80
Year ended 12/31/2008                    13.06         .72            (2.25)          (1.53)        (.77)       10.76
Year ended 12/31/2007                    13.32         .71             (.25)            .46         (.72)       13.06
Year ended 12/31/2006                    13.22         .69              .09             .78         (.68)       13.32
Year ended 12/31/2005                    13.65         .62             (.36)            .26         (.69)       13.22

                                           Total
                                       return/2,3/
------------------------------------------------------

CLASS A:
Year ended 12/31/2009                      14.91%
Year ended 12/31/2008                     (12.24)
Year ended 12/31/2007                       3.37
Year ended 12/31/2006                       5.88
Year ended 12/31/2005                       1.94
------------------------------------------------------
CLASS B:
Year ended 12/31/2009                      14.06
Year ended 12/31/2008                     (12.88)
Year ended 12/31/2007                       2.61
Year ended 12/31/2006                       5.09
Year ended 12/31/2005                       1.19
------------------------------------------------------
(The Financial Highlights table continues on the following page.)

CLASS C:
Year ended 12/31/2009                      14.00%
Year ended 12/31/2008                     (12.92)
Year ended 12/31/2007                       2.56
Year ended 12/31/2006                       5.04
Year ended 12/31/2005                       1.12
------------------------------------------------------
CLASS F-1:
Year ended 12/31/2009                      14.91
Year ended 12/31/2008                     (12.23)
Year ended 12/31/2007                       3.38
Year ended 12/31/2006                       5.90
Year ended 12/31/2005                       1.92
------------------------------------------------------
CLASS F-2:
Year ended 12/31/2009                      15.19
Period from 8/4/2008 to 12/31/2008/4/      (9.62)
------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2009                      14.86
Year ended 12/31/2008                     (12.28)
Year ended 12/31/2007                       3.31
Year ended 12/31/2006                       5.85
Year ended 12/31/2005                       1.88
------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2009                      13.94
Year ended 12/31/2008                     (12.98)
Year ended 12/31/2007                       2.49
Year ended 12/31/2006                       4.97
Year ended 12/31/2005                       1.02
------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2009                      13.95%
Year ended 12/31/2008                     (12.97)
Year ended 12/31/2007                       2.50
Year ended 12/31/2006                       4.99
Year ended 12/31/2005                       1.03
------------------------------------------------------
CLASS 529-E:
Year ended 12/31/2009                      14.52
Year ended 12/31/2008                     (12.53)
Year ended 12/31/2007                       3.02
Year ended 12/31/2006                       5.53
Year ended 12/31/2005                       1.56
------------------------------------------------------
CLASS 529-F-1:
Year ended 12/31/2009                      15.09
Year ended 12/31/2008                     (12.10)
Year ended 12/31/2007                       3.53
Year ended 12/31/2006                       6.05
Year ended 12/31/2005                       1.98

                                                       Ratio of     Ratio of
                                                       expenses     expenses
                                                      to average   to average
                                                      net assets   net assets
                                        Net assets,     before        after        Ratio of
                                          end of         reim-        reim-       net income
                                          period      bursements/  bursements/    to average
                                       (in millions)    waivers    waivers/3/    net assets/3/
-----------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2009                     $27,349         .65%         .65%          4.74%
Year ended 12/31/2008                      21,987         .65          .63           5.76
Year ended 12/31/2007                      24,898         .63          .61           5.22
Year ended 12/31/2006                      20,670         .65          .62           5.07
Year ended 12/31/2005                      17,738         .65          .62           4.60
-----------------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2009                       1,212        1.40         1.40           4.05
Year ended 12/31/2008                       1,227        1.40         1.37           5.02
Year ended 12/31/2007                       1,524        1.38         1.35           4.48
Year ended 12/31/2006                       1,458        1.40         1.37           4.33
Year ended 12/31/2005                       1,415        1.38         1.36           3.87
-----------------------------------------------------------------------------------------------
(The Financial Highlights table continues on the following page.)
CLASS C:
Year ended 12/31/2009                     $ 3,189        1.44%        1.44%          3.91%
Year ended 12/31/2008                       2,274        1.44         1.41           4.98
Year ended 12/31/2007                       2,532        1.42         1.40           4.43
Year ended 12/31/2006                       1,847        1.45         1.42           4.27
Year ended 12/31/2005                       1,429        1.44         1.42           3.81
-----------------------------------------------------------------------------------------------
CLASS F-1:
Year ended 12/31/2009                       2,329         .65          .65           4.80
Year ended 12/31/2008                       2,653         .64          .62           5.78
Year ended 12/31/2007                       2,963         .62          .60           5.22
Year ended 12/31/2006                       1,611         .63          .60           5.07
Year ended 12/31/2005                         803         .65          .63           4.60
-----------------------------------------------------------------------------------------------
CLASS F-2:
Year ended 12/31/2009                         737         .39          .39           4.66
Period from 8/4/2008 to 12/31/2008/4/          99         .18          .17           2.69
-----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2009                         758         .70          .70           4.67
Year ended 12/31/2008                         547         .69          .67           5.74
Year ended 12/31/2007                         532         .69          .67           5.17
Year ended 12/31/2006                         388         .68          .66           5.05
Year ended 12/31/2005                         273         .69          .67           4.57
-----------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2009                          86        1.50         1.50           3.89
Year ended 12/31/2008                          71        1.51         1.48           4.92
Year ended 12/31/2007                          77        1.50         1.47           4.36
Year ended 12/31/2006                          69        1.53         1.50           4.20
Year ended 12/31/2005                          58        1.54         1.52           3.71
-----------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2009                     $   370        1.49%        1.49%          3.87%
Year ended 12/31/2008                         258        1.50         1.47           4.94
Year ended 12/31/2007                         247        1.49         1.46           4.37
Year ended 12/31/2006                         170        1.51         1.49           4.22
Year ended 12/31/2005                         121        1.53         1.51           3.74
-----------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 12/31/2009                          40         .99          .99           4.38
Year ended 12/31/2008                          29         .99          .96           5.45
Year ended 12/31/2007                          28         .98          .96           4.88
Year ended 12/31/2006                          21         .99          .97           4.74
Year ended 12/31/2005                          15        1.01          .99           4.25
-----------------------------------------------------------------------------------------------
CLASS 529-F-1:
Year ended 12/31/2009                          44         .49          .49           4.84
Year ended 12/31/2008                          26         .49          .46           5.96
Year ended 12/31/2007                          22         .48          .46           5.38
Year ended 12/31/2006                          14         .49          .46           5.25
Year ended 12/31/2005                           7         .58          .56           4.69

                                       36

                                          The Bond Fund of America / Prospectus


[This page is intentionally left blank for this filing.]

                                       37

The Bond Fund of America / Prospectus


                                          YEAR ENDED DECEMBER 31
                           2009        2008        2007        2006         2005
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       84%         57%         58%         53%          50%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reduced fees for investment advisory services.
4 Based on operations for the period shown and, accordingly, may not be representative of a full year.

                                       38

                                          The Bond Fund of America / Prospectus


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR 529 PLANS            American Funds Service Company
                                   800 /421-0180, ext. 529
          FOR 24                   American FundsLine
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com

          Telephone calls you have with American Funds may be
          monitored or recorded for quality assurance,
          verification and recordkeeping purposes. By speaking to
          American Funds on the telephone, you consent to such
          monitoring and recording.
-----------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

PROGRAM DESCRIPTION  The CollegeAmerica/(R)/ 529 program description contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
333 South Hope Street, Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-02444
                                       MFGEPR-908-0310P Litho in USA CGD/B/8005
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

The Bond Fund
of America/SM/

CLASS         TICKER        R-3.........  RBFCX
A...........  ABNDX         R-4.........  RBFEX
R-1.........  RBFAX         R-5.........  RBFFX
R-2.........  RBFBX         R-6.........  RBFGX

 RETIREMENT PLAN
 PROSPECTUS

 March 1, 2010

 1   Investment objective
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 6   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
12   Management and organization
15   Purchase, exchange and sale of shares
19   Sales charges
21   Sales charge reductions
23   Rollovers from retirement plans to IRAs
23   Plans of distribution
24   Other compensation to dealers
25   Distributions and taxes
26   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Investment objective

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 58 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          3.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.23%  0.23%  0.23%  0.23%  0.23%  0.23%    0.23%
-------------------------------------------------------------------------------
 Distribution and/or        0.25   0.99   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.17   0.21   0.51   0.24   0.18   0.14     0.08/*/
-------------------------------------------------------------------------------
 Total annual fund          0.65   1.43   1.49   0.97   0.66   0.37     0.31
 operating expenses
-------------------------------------------------------------------------------

                                       1

                          The Bond Fund of America / Retirement plan prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $439    $575     $724      $1,155
--------------------------------------------------------------------
 R-1                              146     452      782       1,713
--------------------------------------------------------------------
 R-2                              152     471      813       1,779
--------------------------------------------------------------------
 R-3                               99     309      536       1,190
--------------------------------------------------------------------
 R-4                               67     211      368         822
--------------------------------------------------------------------
 R-5                               38     119      208         468
--------------------------------------------------------------------
 R-6                               32     100      174         393
--------------------------------------------------------------------

* Estimated by annualizing actual fees and expenses of the share class for a partial year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 84%
of the average value of its portfolio.

                                       2

The Bond Fund of America / Retirement plan prospectus


Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80%
of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in debt securities with a wide range of maturities.

The fund's current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality.
Securities rated Ba1 and BB+ or below are sometimes referred to as "junk bonds."

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities.

                                       3

                          The Bond Fund of America / Retirement plan prospectus

For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

You should consider how this fund fits into your overall investment program.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart on page 5 shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

                                       4

The Bond Fund of America / Retirement plan prospectus


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2000   6.19%
2001   7.15
2002   6.11
2003  12.22
2004   5.85
2005   1.94
2006   5.88
2007   3.37
2008 -12.24
2009  14.91

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                        7.36%  (quarter ended June 30, 2009)
LOWEST                        -6.82%  (quarter ended September 30, 2008)

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------

 A                       5/28/1974     10.59%   1.61%    4.50%      8.34%

 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
------------------------------------------------------------------

 R-1                     6/11/2002     14.02%   1.57%     3.62%
------------------------------------------------------------------
 R-2                     5/31/2002     13.95    1.56      3.56
------------------------------------------------------------------
 R-3                      6/4/2002     14.54    2.03      4.00
------------------------------------------------------------------
 R-4                     5/20/2002     14.90    2.37      4.42
------------------------------------------------------------------
 R-5                     5/15/2002     15.24    2.67      4.76

 INDEXES/1/                            1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Aggregate
 Index                                  5.93%   4.97%    6.33%         N/A
 (reflects no deductions for fees,
 expenses or taxes)
 Lipper Corporate Debt A-Rated Bond
 Funds Average (reflects no            15.18    3.52     5.48         8.24%
 deductions for fees or taxes)
 Consumer Price Index
 (reflects no deductions for fees,      2.72    2.56     2.52         4.28
 expenses or taxes)
 Class A annualized 30-day yield at December 31, 2009: 3.68%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Barclays Capital U.S. Aggregate Index reflects the market sectors in which the fund primarily invests. Lipper Corporate Debt A-Rated Bond Funds Average includes the fund and other mutual funds that disclose investment objectives reasonably comparable to those of the fund. Consumer Price Index provides a comparison of the fund's results to inflation. See page 10 of this prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

                          The Bond Fund of America / Retirement plan prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 JOHN H. SMET                 21 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             15 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK R. MACDONALD            11 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK H. DALZELL              16 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID A. HOAG                 1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 THOMAS H. HOGH                1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research Company
-------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer authorized to sell these classes of the fund's shares. Investment dealers may impose transaction charges in addition to those described in this prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

The Bond Fund of America / Retirement plan prospectus


Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

                          The Bond Fund of America / Retirement plan prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in debt securities with a wide range of maturities.

The fund's current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality.
Securities rated Ba1 and BB+ or below are sometimes referred to as "junk bonds."

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity.

                                       8

The Bond Fund of America / Retirement plan prospectus


Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

You should consider how this fund fits into your overall investment program.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

                                       9

                          The Bond Fund of America / Retirement plan prospectus

Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without a sales charge.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITHOUT SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
---------------------------------------------------------------------------

 A                      5/28/1974     14.91%   2.38%    4.90%      8.45%

 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-----------------------------------------------------------------

 R-1                    6/11/2002     14.02%   1.57%     3.62%
-----------------------------------------------------------------
 R-2                    5/31/2002     13.95    1.56      3.56
-----------------------------------------------------------------
 R-3                     6/4/2002     14.54    2.03      4.00
-----------------------------------------------------------------
 R-4                    5/20/2002     14.90    2.37      4.42
-----------------------------------------------------------------
 R-5                    5/15/2002     15.24    2.67      4.76

 INDEXES/1/                        1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Aggregate
 Index                              5.93%    4.97%      6.33%         N/A
 (reflects no deductions for
 fees, expenses or taxes)
 Lipper Corporate Debt A-Rated
 Bond Funds Average (reflects no   15.18     3.52       5.48         8.24%
 deductions for fees or taxes)
 Consumer Price Index
 (reflects no deductions for        2.72     2.56       2.52         4.28
 fees, expenses or taxes)
 Class A distribution rate at December 31, 2009: 4.42%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Barclays Capital U.S. Aggregate Index reflects the market sectors in which the fund primarily invests. Lipper Corporate Debt A-Rated Bond Funds Average includes the fund and other mutual funds that disclose investment objectives reasonably comparable to those of the fund. Consumer Price Index provides a comparison of the fund's results to inflation.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
3 The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not shown. Lipper Corporate Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as expenses and brokerage commissions paid by the fund for portfolio transactions, but do not reflect the effect of sales charges or taxes. Consumer Price Index
(CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods

                                       10

The Bond Fund of America / Retirement plan prospectus


and services. Widely used as a measure of inflation, the CPI is computed by the
U.S. Department of Labor, Bureau of Labor Statistics.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

                          The Bond Fund of America / Retirement plan prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." The management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended December 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital
Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

                                       12

The Bond Fund of America / Retirement plan prospectus


In addition, shareholders approved a proposal to reorganize the fund into a
Delaware statutory trust. The reorganization is expected to be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the U.S. Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                       13

                          The Bond Fund of America / Retirement plan prospectus

                                                             ROLE IN
                       INVESTMENT              EXPERIENCE    MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE             IN THIS FUND   OF THE FUND
------------------------------------------------------------------------------------

 JOHN H. SMET          Investment               21 years     Serves as a
                       professional for 28                   fixed-income portfolio
                       years in total;                       counselor
                       27 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 DAVID C. BARCLAY      Investment               15 years     Serves as a
                       professional for 29                   fixed-income portfolio
                       years in total;                       counselor
                       22 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 MARK R. MACDONALD     Investment               11 years     Serves as a
                       professional for 24                   fixed-income portfolio
                       years in total;                       counselor
                       16 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 MARK H. DALZELL       Investment               16 years     Serves as a
                       professional for 32                   fixed-income portfolio
                       years in total;                       counselor
                       22 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 DAVID A. HOAG         Investment                1 year      Serves as a
                       professional for 22                   fixed-income portfolio
                       years in total;                       counselor
                       19 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 THOMAS H. HOGH        Investment                1 year      Serves as a
                       professional for 23                   fixed-income portfolio
                       years in total;                       counselor
                       19 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       14

The Bond Fund of America / Retirement plan prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares are generally available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/,and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds Money Market Fund/SM/ purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       15

                          The Bond Fund of America / Retirement plan prospectus

exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; transactions in Class
529 shares; purchases and redemptions resulting from reallocations by American
Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered "systematic" unless the transaction is pre-scheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the inter-

                                       16

The Bond Fund of America / Retirement plan prospectus


mediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       17

                          The Bond Fund of America / Retirement plan prospectus

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund
Operating Expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct program.
3 Payment with respect to PlanPremier program.

                                       18

The Bond Fund of America / Retirement plan prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A SHARE PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       19

                          The Bond Fund of America / Retirement plan prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless it was invested in
 Class A or C shares before January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       20

The Bond Fund of America / Retirement plan prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       21

                          The Bond Fund of America / Retirement plan prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the
American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs" in this prospectus.

                                       22

The Bond Fund of America / Retirement plan prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to
1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to
..50% for Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       23

                          The Bond Fund of America / Retirement plan prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2009, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments.
You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       24

The Bond Fund of America / Retirement plan prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American
Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       25

                          The Bond Fund of America / Retirement plan prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                   INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/

                                                                    Net gains
                                       Net asset                   (losses) on
                                        value,        Net          securities       Total from
                                       beginning   investment    (both realized     investment
                                       of period     income      and unrealized)    operations
-------------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2009                   $10.76        $.53           $ 1.03          $ 1.56
Year ended 12/31/2008                    13.06         .70            (2.25)          (1.55)
Year ended 12/31/2007                    13.32         .69             (.25)            .44
Year ended 12/31/2006                    13.22         .67              .09             .76
Year ended 12/31/2005                    13.65         .62             (.36)            .26
-------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2009                    10.76         .44             1.03            1.47
Year ended 12/31/2008                    13.06         .60            (2.25)          (1.65)
Year ended 12/31/2007                    13.32         .58             (.25)            .33
Year ended 12/31/2006                    13.22         .56              .09             .65
Year ended 12/31/2005                    13.65         .51             (.36)            .15
-------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2009                   $10.76        $.44           $ 1.03          $ 1.47
Year ended 12/31/2008                    13.06         .59            (2.25)          (1.66)
Year ended 12/31/2007                    13.32         .59             (.25)            .34
Year ended 12/31/2006                    13.22         .56              .09             .65
Year ended 12/31/2005                    13.65         .51             (.36)            .15
-------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2009                    10.76         .50             1.03            1.53
Year ended 12/31/2008                    13.06         .66            (2.25)          (1.59)
Year ended 12/31/2007                    13.32         .65             (.25)            .40
Year ended 12/31/2006                    13.22         .62              .09             .71
Year ended 12/31/2005                    13.65         .56             (.36)            .20
-------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2009                    10.76         .53             1.03            1.56
Year ended 12/31/2008                    13.06         .70            (2.25)          (1.55)
Year ended 12/31/2007                    13.32         .69             (.25)            .44
Year ended 12/31/2006                    13.22         .66              .09             .75
Year ended 12/31/2005                    13.65         .61             (.36)            .25
-------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2009                    10.76         .56             1.03            1.59
Year ended 12/31/2008                    13.06         .73            (2.25)          (1.52)
Year ended 12/31/2007                    13.32         .73             (.25)            .48
Year ended 12/31/2006                    13.22         .70              .09             .79
Year ended 12/31/2005                    13.65         .66             (.36)            .30
-------------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 12/31/2009/4/    10.78         .35             1.01            1.36

                                       Dividends
                                       (from net    Net asset
                                       investment  value, end       Total
                                        income)     of period   return/2,3/
-------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2009                    $(.52)      $11.80         14.91%
Year ended 12/31/2008                     (.75)       10.76        (12.24)
Year ended 12/31/2007                     (.70)       13.06          3.37
Year ended 12/31/2006                     (.66)       13.32          5.88
Year ended 12/31/2005                     (.69)       13.22          1.94
-------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2009                     (.43)       11.80         14.02
Year ended 12/31/2008                     (.65)       10.76        (12.92)
Year ended 12/31/2007                     (.59)       13.06          2.54
Year ended 12/31/2006                     (.55)       13.32          5.05
Year ended 12/31/2005                     (.58)       13.22          1.11
-------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2009                    $(.43)      $11.80         13.95%
Year ended 12/31/2008                     (.64)       10.76        (12.99)
Year ended 12/31/2007                     (.60)       13.06          2.56
Year ended 12/31/2006                     (.55)       13.32          5.06
Year ended 12/31/2005                     (.58)       13.22          1.14
-------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2009                     (.49)       11.80         14.54
Year ended 12/31/2008                     (.71)       10.76        (12.52)
Year ended 12/31/2007                     (.66)       13.06          3.02
Year ended 12/31/2006                     (.61)       13.32          5.49
Year ended 12/31/2005                     (.63)       13.22          1.53
-------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2009                     (.52)       11.80         14.90
Year ended 12/31/2008                     (.75)       10.76        (12.25)
Year ended 12/31/2007                     (.70)       13.06          3.35
Year ended 12/31/2006                     (.65)       13.32          5.86
Year ended 12/31/2005                     (.68)       13.22          1.91
-------------------------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2009                     (.55)       11.80         15.24
Year ended 12/31/2008                     (.78)       10.76        (12.00)
Year ended 12/31/2007                     (.74)       13.06          3.65
Year ended 12/31/2006                     (.69)       13.32          6.17
Year ended 12/31/2005                     (.73)       13.22          2.21
-------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 12/31/2009/4/     (.34)       11.80         12.75

                                                       Ratio of     Ratio of
                                                       expenses     expenses
                                                      to average   to average
                                                      net assets   net assets
                                        Net assets,     before        after        Ratio of
                                          end of         reim-        reim-       net income
                                          period      bursements/  bursements/    to average
                                       (in millions)    waivers    waivers/3/    net assets/3/
-----------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2009                     $27,349        .65%        .65%         4.74%
Year ended 12/31/2008                      21,987        .65          .63           5.76
Year ended 12/31/2007                      24,898        .63          .61           5.22
Year ended 12/31/2006                      20,670        .65          .62           5.07
Year ended 12/31/2005                      17,738        .65          .62           4.60
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2009                         103       1.43         1.43           3.96
Year ended 12/31/2008                          88       1.44         1.42           5.01
Year ended 12/31/2007                          71       1.44         1.42           4.44
Year ended 12/31/2006                          29       1.49         1.42           4.28
Year ended 12/31/2005                          18       1.51         1.43           3.82
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2009                     $   795       1.49%       1.49%         3.89%
Year ended 12/31/2008                         616       1.53         1.50           4.90
Year ended 12/31/2007                         648       1.51         1.40           4.44
Year ended 12/31/2006                         500       1.67         1.41           4.30
Year ended 12/31/2005                         352       1.74         1.41           3.84
-----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2009                       1,091        .97          .97           4.43
Year ended 12/31/2008                         939        .98          .95           5.45
Year ended 12/31/2007                         949        .98          .95           4.89
Year ended 12/31/2006                         570       1.02          .99           4.71
Year ended 12/31/2005                         361       1.05         1.02           4.23
-----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2009                         788        .66          .66           4.75
Year ended 12/31/2008                         707        .67          .64           5.77
Year ended 12/31/2007                         692        .66          .64           5.22
Year ended 12/31/2006                         325        .67          .65           5.06
Year ended 12/31/2005                         182        .67          .65           4.61
-----------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2009                         451        .37          .37           5.20
Year ended 12/31/2008                         667        .37          .34           6.06
Year ended 12/31/2007                         635        .36          .34           5.50
Year ended 12/31/2006                         336        .37          .35           5.36
Year ended 12/31/2005                         204        .37          .35           4.91
-----------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 12/31/2009/4/         252        .31/5/       .31/5/        4.59/5/

                                       26

The Bond Fund of America / Retirement plan prospectus

[This page is intentionally left blank for this filing.]

                                       27

                          The Bond Fund of America / Retirement plan prospectus


                                          YEAR ENDED DECEMBER 31
                           2009        2008        2007        2006         2005
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       84%         57%         58%         53%          50%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.

3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and
 Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4 Based on operations for the period shown and, accordingly, may not be representative of a full year.

5 Annualized.

                                       28

The Bond Fund of America / Retirement plan prospectus


NOTES

                                       29

                          The Bond Fund of America / Retirement plan prospectus

[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with American Funds may be
          monitored or recorded for quality assurance,
          verification and recordkeeping purposes. By speaking to
          American Funds on the telephone, you consent to such
          monitoring and recording.

-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-02444
                                       RPGEPR-908-0310P Litho in USA CGD/B/8029
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

The Bond Fund
of America/SM/

CLASS         TICKER        R-3.........  RBFCX
A...........  ABNDX         R-4.........  RBFEX
R-1.........  RBFAX         R-5.........  RBFFX
R-2.........  RBFBX         R-6.........  RBFGX

 RETIREMENT PLAN
 PROSPECTUS

 March 1, 2010

 1   Investment objective
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 6   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
12   Management and organization
15   Purchase, exchange and sale of shares
19   Sales charges
21   Sales charge reductions
23   Rollovers from retirement plans to IRAs
23   Plans of distribution
24   Other compensation to dealers
25   Distributions and taxes
26   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Investment objective

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 58 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          3.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.23%  0.23%  0.23%  0.23%  0.23%  0.23%    0.23%
-------------------------------------------------------------------------------
 Distribution and/or        0.25   0.99   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.17   0.21   0.51   0.24   0.18   0.14     0.08/*/
-------------------------------------------------------------------------------
 Total annual fund          0.65   1.43   1.49   0.97   0.66   0.37     0.31
 operating expenses
-------------------------------------------------------------------------------

                                       1

                          The Bond Fund of America / Retirement plan prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $439    $575     $724      $1,155
--------------------------------------------------------------------
 R-1                              146     452      782       1,713
--------------------------------------------------------------------
 R-2                              152     471      813       1,779
--------------------------------------------------------------------
 R-3                               99     309      536       1,190
--------------------------------------------------------------------
 R-4                               67     211      368         822
--------------------------------------------------------------------
 R-5                               38     119      208         468
--------------------------------------------------------------------
 R-6                               32     100      174         393
--------------------------------------------------------------------

* Estimated by annualizing actual fees and expenses of the share class for a partial year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 84%
of the average value of its portfolio.

                                       2

The Bond Fund of America / Retirement plan prospectus


Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80%
of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in debt securities with a wide range of maturities.

The fund's current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality.
Securities rated Ba1 and BB+ or below are sometimes referred to as "junk bonds."

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities.

                                       3

                          The Bond Fund of America / Retirement plan prospectus

For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

You should consider how this fund fits into your overall investment program.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Investment results

The bar chart on page 5 shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

                                       4

The Bond Fund of America / Retirement plan prospectus


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2000   6.19%
2001   7.15
2002   6.11
2003  12.22
2004   5.85
2005   1.94
2006   5.88
2007   3.37
2008 -12.24
2009  14.91

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                        7.36%  (quarter ended June 30, 2009)
LOWEST                        -6.82%  (quarter ended September 30, 2008)

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------

 A                       5/28/1974     10.59%   1.61%    4.50%      8.34%

 SHARE CLASS           INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
------------------------------------------------------------------

 R-1                     6/11/2002     14.02%   1.57%     3.62%
------------------------------------------------------------------
 R-2                     5/31/2002     13.95    1.56      3.56
------------------------------------------------------------------
 R-3                      6/4/2002     14.54    2.03      4.00
------------------------------------------------------------------
 R-4                     5/20/2002     14.90    2.37      4.42
------------------------------------------------------------------
 R-5                     5/15/2002     15.24    2.67      4.76

 INDEXES/1/                            1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Aggregate
 Index                                  5.93%   4.97%    6.33%         N/A
 (reflects no deductions for fees,
 expenses or taxes)
 Lipper Corporate Debt A-Rated Bond
 Funds Average (reflects no            15.18    3.52     5.48         8.24%
 deductions for fees or taxes)
 Consumer Price Index
 (reflects no deductions for fees,      2.72    2.56     2.52         4.28
 expenses or taxes)
 Class A annualized 30-day yield at December 31, 2009: 3.68%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Barclays Capital U.S. Aggregate Index reflects the market sectors in which the fund primarily invests. Lipper Corporate Debt A-Rated Bond Funds Average includes the fund and other mutual funds that disclose investment objectives reasonably comparable to those of the fund. Consumer Price Index provides a comparison of the fund's results to inflation. See page 10 of this prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

                          The Bond Fund of America / Retirement plan prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 JOHN H. SMET                 21 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID C. BARCLAY             15 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK R. MACDONALD            11 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 MARK H. DALZELL              16 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 DAVID A. HOAG                 1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 THOMAS H. HOGH                1 year          Senior Vice President - Fixed
                                               Income,
                                               Capital Research Company
-------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer authorized to sell these classes of the fund's shares. Investment dealers may impose transaction charges in addition to those described in this prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

The Bond Fund of America / Retirement plan prospectus


Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

                          The Bond Fund of America / Retirement plan prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in debt securities with a wide range of maturities.

The fund's current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality.
Securities rated Ba1 and BB+ or below are sometimes referred to as "junk bonds."

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity.

                                       8

The Bond Fund of America / Retirement plan prospectus


Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

You should consider how this fund fits into your overall investment program.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

                                       9

                          The Bond Fund of America / Retirement plan prospectus

Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without a sales charge.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITHOUT SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
---------------------------------------------------------------------------

 A                      5/28/1974     14.91%   2.38%    4.90%      8.45%

 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-----------------------------------------------------------------

 R-1                    6/11/2002     14.02%   1.57%     3.62%
-----------------------------------------------------------------
 R-2                    5/31/2002     13.95    1.56      3.56
-----------------------------------------------------------------
 R-3                     6/4/2002     14.54    2.03      4.00
-----------------------------------------------------------------
 R-4                    5/20/2002     14.90    2.37      4.42
-----------------------------------------------------------------
 R-5                    5/15/2002     15.24    2.67      4.76

 INDEXES/1/                        1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Aggregate
 Index                              5.93%    4.97%      6.33%         N/A
 (reflects no deductions for
 fees, expenses or taxes)
 Lipper Corporate Debt A-Rated
 Bond Funds Average (reflects no   15.18     3.52       5.48         8.24%
 deductions for fees or taxes)
 Consumer Price Index
 (reflects no deductions for        2.72     2.56       2.52         4.28
 fees, expenses or taxes)
 Class A distribution rate at December 31, 2009: 4.42%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Barclays Capital U.S. Aggregate Index reflects the market sectors in which the fund primarily invests. Lipper Corporate Debt A-Rated Bond Funds Average includes the fund and other mutual funds that disclose investment objectives reasonably comparable to those of the fund. Consumer Price Index provides a comparison of the fund's results to inflation.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
3 The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not shown. Lipper Corporate Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as expenses and brokerage commissions paid by the fund for portfolio transactions, but do not reflect the effect of sales charges or taxes. Consumer Price Index
(CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods

                                       10

The Bond Fund of America / Retirement plan prospectus


and services. Widely used as a measure of inflation, the CPI is computed by the
U.S. Department of Labor, Bureau of Labor Statistics.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

                          The Bond Fund of America / Retirement plan prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." The management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended December 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital
Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

                                       12

The Bond Fund of America / Retirement plan prospectus


In addition, shareholders approved a proposal to reorganize the fund into a
Delaware statutory trust. The reorganization is expected to be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the U.S. Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                       13

                          The Bond Fund of America / Retirement plan prospectus

                                                             ROLE IN
                       INVESTMENT              EXPERIENCE    MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE             IN THIS FUND   OF THE FUND
------------------------------------------------------------------------------------

 JOHN H. SMET          Investment               21 years     Serves as a
                       professional for 28                   fixed-income portfolio
                       years in total;                       counselor
                       27 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 DAVID C. BARCLAY      Investment               15 years     Serves as a
                       professional for 29                   fixed-income portfolio
                       years in total;                       counselor
                       22 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 MARK R. MACDONALD     Investment               11 years     Serves as a
                       professional for 24                   fixed-income portfolio
                       years in total;                       counselor
                       16 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 MARK H. DALZELL       Investment               16 years     Serves as a
                       professional for 32                   fixed-income portfolio
                       years in total;                       counselor
                       22 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 DAVID A. HOAG         Investment                1 year      Serves as a
                       professional for 22                   fixed-income portfolio
                       years in total;                       counselor
                       19 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------
 THOMAS H. HOGH        Investment                1 year      Serves as a
                       professional for 23                   fixed-income portfolio
                       years in total;                       counselor
                       19 years with Capital
                       Research and
                       Management Company or
                       affiliate
------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       14

The Bond Fund of America / Retirement plan prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares are generally available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/,and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds Money Market Fund/SM/ purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       15

                          The Bond Fund of America / Retirement plan prospectus

exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; transactions in Class
529 shares; purchases and redemptions resulting from reallocations by American
Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered "systematic" unless the transaction is pre-scheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the inter-

                                       16

The Bond Fund of America / Retirement plan prospectus


mediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       17

                          The Bond Fund of America / Retirement plan prospectus

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund
Operating Expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct program.
3 Payment with respect to PlanPremier program.

                                       18

The Bond Fund of America / Retirement plan prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A SHARE PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       19

                          The Bond Fund of America / Retirement plan prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A or C shares, unless it was invested in
 Class A or C shares before January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       20

The Bond Fund of America / Retirement plan prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       21

                          The Bond Fund of America / Retirement plan prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the
American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs" in this prospectus.

                                       22

The Bond Fund of America / Retirement plan prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to
1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to
..50% for Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       23

                          The Bond Fund of America / Retirement plan prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2009, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments.
You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       24

The Bond Fund of America / Retirement plan prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American
Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       25

                          The Bond Fund of America / Retirement plan prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the fund's statement of additional information and annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                   INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/

                                                                    Net gains
                                       Net asset                   (losses) on
                                        value,        Net          securities       Total from
                                       beginning   investment    (both realized     investment
                                       of period     income      and unrealized)    operations
-------------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2009                   $10.76        $.53           $ 1.03          $ 1.56
Year ended 12/31/2008                    13.06         .70            (2.25)          (1.55)
Year ended 12/31/2007                    13.32         .69             (.25)            .44
Year ended 12/31/2006                    13.22         .67              .09             .76
Year ended 12/31/2005                    13.65         .62             (.36)            .26
-------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2009                    10.76         .44             1.03            1.47
Year ended 12/31/2008                    13.06         .60            (2.25)          (1.65)
Year ended 12/31/2007                    13.32         .58             (.25)            .33
Year ended 12/31/2006                    13.22         .56              .09             .65
Year ended 12/31/2005                    13.65         .51             (.36)            .15
-------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2009                   $10.76        $.44           $ 1.03          $ 1.47
Year ended 12/31/2008                    13.06         .59            (2.25)          (1.66)
Year ended 12/31/2007                    13.32         .59             (.25)            .34
Year ended 12/31/2006                    13.22         .56              .09             .65
Year ended 12/31/2005                    13.65         .51             (.36)            .15
-------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2009                    10.76         .50             1.03            1.53
Year ended 12/31/2008                    13.06         .66            (2.25)          (1.59)
Year ended 12/31/2007                    13.32         .65             (.25)            .40
Year ended 12/31/2006                    13.22         .62              .09             .71
Year ended 12/31/2005                    13.65         .56             (.36)            .20
-------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2009                    10.76         .53             1.03            1.56
Year ended 12/31/2008                    13.06         .70            (2.25)          (1.55)
Year ended 12/31/2007                    13.32         .69             (.25)            .44
Year ended 12/31/2006                    13.22         .66              .09             .75
Year ended 12/31/2005                    13.65         .61             (.36)            .25
-------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2009                    10.76         .56             1.03            1.59
Year ended 12/31/2008                    13.06         .73            (2.25)          (1.52)
Year ended 12/31/2007                    13.32         .73             (.25)            .48
Year ended 12/31/2006                    13.22         .70              .09             .79
Year ended 12/31/2005                    13.65         .66             (.36)            .30
-------------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 12/31/2009/4/    10.78         .35             1.01            1.36

                                       Dividends
                                       (from net    Net asset
                                       investment  value, end       Total
                                        income)     of period   return/2,3/
-------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2009                    $(.52)      $11.80         14.91%
Year ended 12/31/2008                     (.75)       10.76        (12.24)
Year ended 12/31/2007                     (.70)       13.06          3.37
Year ended 12/31/2006                     (.66)       13.32          5.88
Year ended 12/31/2005                     (.69)       13.22          1.94
-------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2009                     (.43)       11.80         14.02
Year ended 12/31/2008                     (.65)       10.76        (12.92)
Year ended 12/31/2007                     (.59)       13.06          2.54
Year ended 12/31/2006                     (.55)       13.32          5.05
Year ended 12/31/2005                     (.58)       13.22          1.11
-------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2009                    $(.43)      $11.80         13.95%
Year ended 12/31/2008                     (.64)       10.76        (12.99)
Year ended 12/31/2007                     (.60)       13.06          2.56
Year ended 12/31/2006                     (.55)       13.32          5.06
Year ended 12/31/2005                     (.58)       13.22          1.14
-------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2009                     (.49)       11.80         14.54
Year ended 12/31/2008                     (.71)       10.76        (12.52)
Year ended 12/31/2007                     (.66)       13.06          3.02
Year ended 12/31/2006                     (.61)       13.32          5.49
Year ended 12/31/2005                     (.63)       13.22          1.53
-------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2009                     (.52)       11.80         14.90
Year ended 12/31/2008                     (.75)       10.76        (12.25)
Year ended 12/31/2007                     (.70)       13.06          3.35
Year ended 12/31/2006                     (.65)       13.32          5.86
Year ended 12/31/2005                     (.68)       13.22          1.91
-------------------------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2009                     (.55)       11.80         15.24
Year ended 12/31/2008                     (.78)       10.76        (12.00)
Year ended 12/31/2007                     (.74)       13.06          3.65
Year ended 12/31/2006                     (.69)       13.32          6.17
Year ended 12/31/2005                     (.73)       13.22          2.21
-------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 12/31/2009/4/     (.34)       11.80         12.75

                                                       Ratio of     Ratio of
                                                       expenses     expenses
                                                      to average   to average
                                                      net assets   net assets
                                        Net assets,     before        after        Ratio of
                                          end of         reim-        reim-       net income
                                          period      bursements/  bursements/    to average
                                       (in millions)    waivers    waivers/3/    net assets/3/
-----------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2009                     $27,349        .65%        .65%         4.74%
Year ended 12/31/2008                      21,987        .65          .63           5.76
Year ended 12/31/2007                      24,898        .63          .61           5.22
Year ended 12/31/2006                      20,670        .65          .62           5.07
Year ended 12/31/2005                      17,738        .65          .62           4.60
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2009                         103       1.43         1.43           3.96
Year ended 12/31/2008                          88       1.44         1.42           5.01
Year ended 12/31/2007                          71       1.44         1.42           4.44
Year ended 12/31/2006                          29       1.49         1.42           4.28
Year ended 12/31/2005                          18       1.51         1.43           3.82
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2009                     $   795       1.49%       1.49%         3.89%
Year ended 12/31/2008                         616       1.53         1.50           4.90
Year ended 12/31/2007                         648       1.51         1.40           4.44
Year ended 12/31/2006                         500       1.67         1.41           4.30
Year ended 12/31/2005                         352       1.74         1.41           3.84
-----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2009                       1,091        .97          .97           4.43
Year ended 12/31/2008                         939        .98          .95           5.45
Year ended 12/31/2007                         949        .98          .95           4.89
Year ended 12/31/2006                         570       1.02          .99           4.71
Year ended 12/31/2005                         361       1.05         1.02           4.23
-----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2009                         788        .66          .66           4.75
Year ended 12/31/2008                         707        .67          .64           5.77
Year ended 12/31/2007                         692        .66          .64           5.22
Year ended 12/31/2006                         325        .67          .65           5.06
Year ended 12/31/2005                         182        .67          .65           4.61
-----------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 12/31/2009                         451        .37          .37           5.20
Year ended 12/31/2008                         667        .37          .34           6.06
Year ended 12/31/2007                         635        .36          .34           5.50
Year ended 12/31/2006                         336        .37          .35           5.36
Year ended 12/31/2005                         204        .37          .35           4.91
-----------------------------------------------------------------------------------------------
CLASS R-6:
Period from 5/1/2009 to 12/31/2009/4/         252        .31/5/       .31/5/        4.59/5/

                                       26

The Bond Fund of America / Retirement plan prospectus

[This page is intentionally left blank for this filing.]

                                       27

                          The Bond Fund of America / Retirement plan prospectus


                                          YEAR ENDED DECEMBER 31
                           2009        2008        2007        2006         2005
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       84%         57%         58%         53%          50%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.

3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and
 Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4 Based on operations for the period shown and, accordingly, may not be representative of a full year.

5 Annualized.

                                       28

The Bond Fund of America / Retirement plan prospectus


NOTES

                                       29

                          The Bond Fund of America / Retirement plan prospectus

[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with American Funds may be
          monitored or recorded for quality assurance,
          verification and recordkeeping purposes. By speaking to
          American Funds on the telephone, you consent to such
          monitoring and recording.

-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090), on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-02444
                                       RPGEPR-908-0310P Litho in USA CGD/B/8029
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust


                         THE BOND FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                 March 1, 2010

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of The Bond Fund of America
(the "fund" or "BFA") dated March 1, 2010. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                         The Bond Fund of America, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Class A      ABNDX        Class 529-A          CFAAX    Class R-1          RBFAX
Class B      BFABX        Class 529-B          CFABX    Class R-2          RBFBX
Class C      BFACX        Class 529-C          CFACX    Class R-3          RBFCX
Class F-1    BFAFX        Class 529-E          CFAEX    Class R-4          RBFEX
Class F-2    ABNFX        Class 529-F-1        CFAFX    Class R-5          RBFFX
                                                        Class R-6          RBFGX

Item                                                                  Page no.
----                                                                  --------

Investment portfolio
Financial statements

                       The Bond Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 60% of its assets in debt securities rated A3 or better by Moody's Investors Service (Moody's) or A- or better by
     Standard & Poor's Corporation (S&P) or in unrated securities that are determined by the investment adviser to be of equivalent quality at time of purchase, including U.S. government securities, money market instruments or cash.

..    The fund may invest up to 40% of its assets in debt securities rated below
     A3 by Moody's and below A- by S&P or in unrated securities that are determined by the investment adviser to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody's and BB+ or below by S&P or in unrated securities determined by the investment adviser to be of equivalent quality. However, the fund's current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below or unrated but determined by the investment adviser to be of equivalent quality.

..    The fund may invest up to 10% of its assets in preferred stocks.

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund's investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan
     Stanley Capital International, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

..    While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

..    The fund may invest up to 5% of its assets in IOs and POs (as defined in the following section).

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                       The Bond Fund of America -- Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad

                       The Bond Fund of America -- Page 3

economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer's debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

                       The Bond Fund of America -- Page 4

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include The Federal Financing Bank
     (FFB), the Government National Mortgage Association (Ginnie Mae), the
     Veterans Administration (VA), the Federal Housing Administration (FHA), the
     Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation
     (OPIC), the Commodity Credit Corporation (CCC) and the Small Business
     Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

GOVERNMENT SUPPORT FOR SHORT-TERM DEBT INSTRUMENTS -- Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity's website for further information on the specific program). Entities issuing obligations supported by these programs in which the fund invests must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

     TEMPORARY LIQUIDITY GUARANTEE PROGRAM -- The FDIC will guarantee payment of new senior unsecured debt issued by FDIC-insured depository institutions,
     U.S. bank holding companies and financial holding companies and certain
     U.S. savings and loan holding

                       The Bond Fund of America -- Page 5

     companies. The guarantee will cover all new senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may also issue debt that is not guaranteed by the FDIC. The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

     GOVERNMENT GUARANTEES OUTSIDE THE U.S. -- Various governments outside the
     U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally

                       The Bond Fund of America -- Page 6

     are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages.
     Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

INVESTING OUTSIDE THE U.S. -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices;
changing local, regional and global economic, political and social conditions;

                       The Bond Fund of America -- Page 7

expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund's investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in debt securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

                       The Bond Fund of America -- Page 8

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

                       The Bond Fund of America -- Page 9

LOAN ASSIGNMENTS AND PARTICIPATIONS -- The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company
(mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as "DIP financings"). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors'
claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund's only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess a borrower's requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights

                      The Bond Fund of America -- Page 10

against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan.  Risks may also arise due to the ability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system.  Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund's interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

INVERSE FLOATING RATE NOTES -- The fund may invest to a very limited extent (no more than 1% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

                      The Bond Fund of America -- Page 11

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to "Qualified Institutional Buyers". Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities between two and 10 years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which may be taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund's portfolio turnover rates for the fiscal years ended December 31, 2009 and 2008 were 84% and 57%, respectively. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                      The Bond Fund of America -- Page 12

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund's investment adviser may apply more restrictive policies than those listed below.

FUNDAMENTAL POLICIES -- The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.   Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC,
SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

          a.  Borrow money;

          b.  Issue senior securities;

          c.  Underwrite the securities of other issuers;

          d.  Purchase or sell real estate or commodities;

          e.  Make loans; or

          f. Purchase the securities of any issuer if, as a result of such purchase, the fund's investments would be concentrated in any particular industry.

2.   The fund may not invest in companies for the purpose of exercising control or management.

NONFUNDAMENTAL POLICIES -- The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

ADDITIONAL INFORMATION ABOUT FUNDAMENTAL POLICIES -- The information below is not part of the fund's fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund.

                      The Bond Fund of America -- Page 13

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose, and may borrow up to 5% of its total assets from banks or other lender for temporary purposes.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3%
of its total assets, except through the purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in the same industry.

                      The Bond Fund of America -- Page 14

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                        NUMBER OF
 POSITION WITH FUND                                                 PORTFOLIOS/3/
 (YEAR FIRST ELECTED AS A            PRINCIPAL OCCUPATION(S)          OVERSEEN          OTHER DIRECTORSHIPS/4/
 DIRECTOR/2/)                        DURING PAST FIVE YEARS          BY DIRECTOR           HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 73            Private investor and corporate           38         Anworth Mortgage Asset
 Director (2010)                director; former Chairman of the                    Corporation; Office Depot, Inc.
                                Board, In-Q-Tel, Inc. (technology
                                venture company funded
                                principally by the Central
                                Intelligence Agency); former
                                Chairman of the Board, President
                                and CEO, Telecredit, Inc.
                                (payment services)
-------------------------------------------------------------------------------------------------------------------
 William H. Baribault, 64       Chairman of the Board and CEO,           38         None
 Director (2010)                Oakwood Enterprises (private
                                investment and consulting);
                                former Chairman of the Board,
                                President and CEO, Professional
                                Business Bank (financial services
                                for small businesses); former
                                President and CEO, Henry Company
                                (building products)

-------------------------------------------------------------------------------------------------------------------
 Ambassador Richard G.          Corporate director and author;           12         Carnival Corporation
 Capen, Jr., 75                 former U.S. Ambassador to Spain;
 Director (1999)                former Vice Chairman,
                                Knight-Ridder, Inc.
                                (communications company); former
                                Chairman and Publisher, The Miami
                                Herald
-------------------------------------------------------------------------------------------------------------------
 James G. Ellis, 63             Dean and Professor of Marketing,         41         Quiksilver, Inc.
 Director (2006)                Marshall School of Business,
                                University of Southern California

-------------------------------------------------------------------------------------------------------------------
 Martin Fenton, 74              Chairman of the Board, Senior            41         None
 Chairman of the Board          Resource Group LLC (development
 (Independent and               and management of senior living
 Non-Executive) (1989)          communities)
-------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 63          President and CEO, Fuller                41         None
 Director (1994)                Consulting (financial management
                                consulting firm)
-------------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick, 64           Founding General Partner,                38         Hot Topic, Inc.;
 Director (2010)                InterWest Partners (a venture                       Office Depot, Inc.
                                capital firm); Visiting Lecturer,
                                Stanford Graduate School of
                                Business
-------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 63            Private investor; former                 44         JPMorgan Value Opportunities
 Director (2005)                President, Dumbarton Group LLC                      Fund, Inc.;
                                (securities industry consulting);                   The Swiss Helvetia Fund, Inc.
                                former Executive Vice President -
                                Policy and Oversight, NASD

-------------------------------------------------------------------------------------------------------------------
 Merit E. Janow, 51             Professor, Columbia University,          41         The NASDAQ Stock Market LLC;
 Director (2010)                School of International and                         Trimble Navigation Limited
                                Public Affairs; former Member,
                                World Trade Organization
                                Appellate Body
-------------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell, Ph.D.,     Director, Accounting Program,            38         None
 54                             University of Redlands
 Director (2009)
-------------------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 75       Chairman of the Board, AECOM             13         Sempra Energy;
 Director (1991)                Technology Corporation                              SouthWest Water Company
                                (engineering, consulting and
                                professional technical services)

-------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 66           Principal, The Sanchez Family            38         None
 Director (1999)                Corporation dba McDonald's
                                Restaurants (McDonald's licensee)

-------------------------------------------------------------------------------------------------------------------
 Margaret Spellings, 52         President and CEO, Margaret              38         None
 Director (2010)                Spellings & Company; former
                                United States Secretary of
                                Education, United States
                                Department of Education - Federal
                                Government Agency; former
                                Assistant to the President for
                                Domestic Policy, The White House
                                - Federal Government, Executive
                                Branch - Domestic Policy

-------------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D., 60      President and Professor of               41         None
 Director (2007)                Anthropology, The University of
                                Tulsa; former President and
                                Professor of Archaeology,
                                Claremont Graduate University
-------------------------------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 15
[This page is intentionally left blank for this filing.]

                      The Bond Fund of America -- Page 16

"INTERESTED" DIRECTORS/6,7/

                                 PRINCIPAL OCCUPATION(S)
                                  DURING PAST FIVE YEARS
 NAME, AGE AND                        AND POSITIONS              NUMBER OF
 POSITION WITH FUND           HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED AS A      OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/
 DIRECTOR/OFFICER/2/)                  OF THE FUND              BY DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------

 Paul G. Haaga, Jr., 61       Vice Chairman of the Board,           12         None
 Vice Chairman of the         Capital Research and
 Board and Director (1985)    Management Company; Senior
                              Vice President - Fixed Income,
                              Capital Research and
                              Management Company
------------------------------------------------------------------------------------------------------
 Abner D. Goldstine, 80       Senior Vice President - Fixed          2         None
 Director (1974)              Income, Capital Research and
                              Management Company; Director,
                              Capital Research and
                              Management Company
------------------------------------------------------------------------------------------------------

OTHER OFFICERS

 NAME, AGE AND
 POSITION WITH FUND           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED AS         AND POSITIONS HELD WITH AFFILIATED ENTITIES
       AN OFFICER/2/)            OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 John H. Smet, 53            Senior Vice President - Fixed Income, Capital
 President (1994)            Research and Management Company; Director, The
                             Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 David C. Barclay, 53        Senior Vice President - Fixed Income, Capital
 Senior Vice President       Research and Management Company
 (1997)
-------------------------------------------------------------------------------
 Mark R. Macdonald, 50       Senior Vice President - Fixed Income, Capital
 Senior Vice President       Research and Management Company; Director,
 (2001)                      Capital Research and Management Company
-------------------------------------------------------------------------------
 Mark H. Dalzell, 55         Senior Vice President - Fixed Income, Capital
 Vice President (2009)       Research and Management Company
-------------------------------------------------------------------------------
 Kristine M. Nishiyama,      Vice President and Senior Counsel - Fund Business
 39                          Management Group, Capital Research and Management
 Vice President (2003)       Company; Vice President and Counsel, Capital Bank
                             and Trust Company*
-------------------------------------------------------------------------------
 Kimberly S. Verdick, 45     Vice President - Fund Business Management Group,
 Secretary (1994)            Capital Research and Management Company
-------------------------------------------------------------------------------
 Ari M. Vinocor, 35          Vice President - Fund Business Management Group,
 Treasurer (2007)            Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor, 35      Assistant Vice President - Fund Business
 Assistant Secretary         Management Group, Capital Research and Management
 (2006)                      Company
-------------------------------------------------------------------------------
 M. Susan Gupton, 36         Vice President - Fund Business Management Group,
 Assistant Treasurer         Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 17

* Company affiliated with Capital Research and Management Company.

1 The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.
2 Directors and officers of the fund serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

5 The investment adviser received architectural and space management services from a company which was a subsidiary of AECOM, Inc. from 1994 to 2008. The total fees relating to this engagement for 2008 represent less than 0.1% of
 AECOM, Inc.'s 2008 gross revenues.
6 "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
7 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                      The Bond Fund of America -- Page 18

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2009:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/1/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          DIRECTORS
                                         DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                            OF SHARES       RANGE/1 /OF     COMPENSATION/2/
                                            OWNED IN        INDEPENDENT      ALLOCATED TO
                                            ALL FUNDS        DIRECTORS         ALL FUNDS
                                             IN THE          DEFERRED           WITHIN
                        DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/2/   AMERICAN FUNDS
                            OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
         NAME            SHARES OWNED      BY DIRECTOR        TO FUND         BY DIRECTOR
--------------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
--------------------------------------------------------------------------------------------
 Lee A. Ault III/3/          None         Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 William H.                  None             None              N/A               N/A
 Baribault/3/
--------------------------------------------------------------------------------------------
 Richard G. Capen,           None         Over $100,000         N/A            $50,001 -
 Jr.                                                                           $100,000
--------------------------------------------------------------------------------------------
 James G. Ellis            $10,001 -      Over $100,000         N/A               N/A
                            $50,000
--------------------------------------------------------------------------------------------
 Martin Fenton             $10,001 -      Over $100,000      $50,001 -       Over $100,000
                            $50,000                          $100,000
--------------------------------------------------------------------------------------------
 Leonard R. Fuller         $10,001 -        $50,001 -        $10,001 -       Over $100,000
                            $50,000         $100,000          $50,000
--------------------------------------------------------------------------------------------
 W. Scott Hedrick/3/         None             None              N/A               N/A
--------------------------------------------------------------------------------------------
 R. Clark Hooper           $10,001 -      Over $100,000         N/A          Over $100,000
                            $50,000
--------------------------------------------------------------------------------------------
 Merit E. Janow/3/           None         Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Laurel B. Mitchell      $1 - $10,000       $10,001 -           N/A               N/A
                                             $50,000
--------------------------------------------------------------------------------------------
 Richard G. Newman       Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Frank M. Sanchez        $1 - $10,000       $10,001 -           N/A               N/A
                                             $50,000
--------------------------------------------------------------------------------------------
 Margaret                    None             None              N/A               N/A
 Spellings/3/
--------------------------------------------------------------------------------------------
 Steadman Upham              None         Over $100,000         N/A          Over $100,000
--------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 19

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME                 SHARES OWNED                 BY DIRECTOR
-----------------------------------------------------------------------------

 "INTERESTED" DIRECTORS
-----------------------------------------------------------------------------
 Abner D.                  Over $100,000                Over $100,000
 Goldstine
-----------------------------------------------------------------------------
 Paul G. Haaga,            Over $100,000                Over $100,000
 Jr.
-----------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Eligible directors may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director.

3 Lee A. Ault III, William H. Baribault, W. Scott Hedrick, Merit E. Janow and
 Margaret Spellings were newly elected to the board effective January 1, 2010.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $3,214 to $22,488, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

                      The Bond Fund of America -- Page 20

DIRECTOR COMPENSATION EARNED DURING THE FISCAL YEAR ENDED DECEMBER 31, 2009

                                                                                                              TOTAL COMPENSATION
                                                                                                                  (INCLUDING
                                                                                                             VOLUNTARILY DEFERRED
                                                                                                               COMPENSATION/1/)
                                                                                                          FROM ALL FUNDS MANAGED BY
                                                                                AGGREGATE COMPENSATION       CAPITAL RESEARCH AND
                                                                                (INCLUDING VOLUNTARILY            MANAGEMENT
                                                                               DEFERRED COMPENSATION/1/)        COMPANY OR ITS
                                    NAME                                             FROM THE FUND              AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Lee A. Ault III/3/                                                                        None                    $172,164
------------------------------------------------------------------------------------------------------------------------------------
 William H. Baribault/3/                                                                   None                     105,089
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.                                                                  $40,581                     224,370
------------------------------------------------------------------------------------------------------------------------------------
 James G. Ellis                                                                          35,424                     222,278
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/4/                                                                        36,331                     422,629
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller/4/                                                                    43,608                     354,152
------------------------------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick/3/                                                                       None                     141,000
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper                                                                         38,695                     383,220
------------------------------------------------------------------------------------------------------------------------------------
 Merit E. Janow/3/                                                                         None                     226,500
------------------------------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell                                                                      55,446                     120,580
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                       50,443                     278,169
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                        41,155                     150,282
------------------------------------------------------------------------------------------------------------------------------------
 Margaret Spellings/3/                                                                     None                      80,794
------------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham/4/                                                                       41,187                     237,778
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended December 31, 2009 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
3 Lee A. Ault III, William H. Baribault, W. Scott Hedrick, Merit E. Janow and
 Margaret Spellings were newly elected to the board effective January 1, 2010.
4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2009 fiscal year for participating directors is as follows: Martin Fenton
 ($169,363), Leonard R. Fuller ($61,088) and Steadman Upham ($99,724). Amounts
 deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of February 1, 2010, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973. At a meeting of the fund's shareholders on
November 24, 2009, shareholders approved the reorganization of the fund to a
Delaware statutory trust. The reorganization is expected to be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation.
A summary comparison of the governing documents and state laws affecting the

                      The Bond Fund of America -- Page 21

Delaware statutory trust and the current form of organization of the fund can be found in a joint proxy statement available on the SEC's website at sec.gov.
Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to the fund's Class 529 shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Richard G. Capen, Jr.; Laurel B. Mitchell; Frank M. Sanchez; and
Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee

                      The Bond Fund of America -- Page 22

provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Six audit committee meetings were held during the 2009 fiscal year.

The fund has a contracts committee comprised of Lee A. Ault III; William H.
Baribault; Richard G. Capen, Jr.; James G. Ellis; Martin Fenton; Leonard R.
Fuller; W. Scott Hedrick; R. Clark Hooper; Merit E. Janow; Laurel B. Mitchell;
Richard G. Newman; Frank M. Sanchez; Margaret Spellings; and Steadman Upham,
none of whom is an "interested person" of the fund within the meaning of the
1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal
Underwriting Agreement, Administrative Services Agreement and Plans of
Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2009 fiscal year.

The fund has a nominating and governance committee comprised of Lee A. Ault III,
William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and Laurel
B. Mitchell, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Four nominating and governance committee meetings were held during the 2009 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds' boards monitor the proxy voting process and provide guidance with respect to the Principles.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an

                      The Bond Fund of America -- Page 23

investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these
Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

                      The Bond Fund of America -- Page 24

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on February 1, 2010. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Edward D. Jones & Co.                      Record      Class A        22.03%
 Omnibus Account                                        Class B        14.20
 Maryland Heights, MO
-------------------------------------------------------------------------------
 First Clearing, LLC                        Record      Class A         8.54
 Custody Account                                        Class B         8.97
 St. Louis, MO                                          Class C        10.94
                                                        Class F-1      10.32
-------------------------------------------------------------------------------
 Merrill Lynch                              Record      Class C        13.43
 Omnibus Account                                        Class F-2      27.72
 Jacksonville, FL
-------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.             Record      Class C         7.66
 Omnibus Account                                        Class F-1       5.79
 New York, NY
-------------------------------------------------------------------------------
 Morgan Stanley & Co., Inc.                 Record      Class F-1       8.58
 Omnibus Account
 Jersey City, NJ
-------------------------------------------------------------------------------
 Hartford Life Insurance Co. Separate       Record      Class R-1      29.85
 Account                                    Beneficial  Class R-3       7.92
 401K Plan
 Hartford, CT
-------------------------------------------------------------------------------
 Nationwide Trust Company                   Record      Class R-3       5.40
 Columbus, OH                                           Class R-5       6.09
-------------------------------------------------------------------------------
 Trader Joe's Company                       Record      Class R-4      11.89
 Retirement Plan                            Beneficial
 Englewood, CO
-------------------------------------------------------------------------------
 Mount Sinai Medical Center                 Record      Class R-5       7.17
 Retirement Plan                            Beneficial
 New York, NY
-------------------------------------------------------------------------------
 Orlando Regional Healthcare System         Record      Class R-5       6.36
 Retirement Plan                            Beneficial
 Englewood, CO
-------------------------------------------------------------------------------
 City of Portsmouth                         Record      Class R-5       5.92
 401K Plan                                  Beneficial
 Parsippany, NJ
-------------------------------------------------------------------------------
 The Capital Group Companies                Record      Class R-5       5.30
 Retirement Plan                            Beneficial
 Los Angeles, CA
-------------------------------------------------------------------------------
 American Funds 2015 Target Date            Record      Class R-6      37.50
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------
 American Funds 2010 Target Date            Record      Class R-6      27.63
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------
 American Funds 2020 Target Date            Record      Class R-6      22.79
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 25

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries

                      The Bond Fund of America -- Page 26

and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: Barclays Capital U.S.
Aggregate Index, Lipper High Current Yield Bond Funds Average, Lipper Corporate
Debt A-Rated Bond Funds Average and Barclays Capital U.S. Corporate High Yield
2% Issuer Cap.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                      The Bond Fund of America -- Page 27

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF DECEMBER 31, 2009:

                                       NUMBER             NUMBER
                                      OF OTHER           OF OTHER           NUMBER
                                     REGISTERED           POOLED           OF OTHER
                                     INVESTMENT         INVESTMENT         ACCOUNTS
                                  COMPANIES (RICS)    VEHICLES (PIVS)      FOR WHICH
                                      FOR WHICH          FOR WHICH         PORTFOLIO
                                      PORTFOLIO          PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR          COUNSELOR       IS A MANAGER
                      OF FUND       IS A MANAGER       IS A MANAGER       (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS    (ASSETS OF PIVS   OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
-----------------------------------------------------------------------------------------

 John H. Smet        $100,001 -      7      $234.5         None              None
                      $500,000
-----------------------------------------------------------------------------------------
 David C. Barclay    $500,001 -      4      $197.1      3       $0.66     16      $7.81
                     $1,000,000
-----------------------------------------------------------------------------------------
 Mark R.                Over         2      $ 83.1         None              None
 Macdonald           $1,000,000
-----------------------------------------------------------------------------------------
 Mark H. Dalzell     $100,001 -      3      $111.0      2       $0.17    11/6/    $3.66
                      $500,000
-----------------------------------------------------------------------------------------
 David A. Hoag       $100,001 -      4      $191.3         None              None
                      $500,000
-----------------------------------------------------------------------------------------
 Thomas H. Hogh       None/5/        3      $118.0      1       $0.18    4/7/     $0.43
-----------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital
 Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5 Portfolio counselor resides outside the United States. Tax considerations may adversely influence his or her ability to own shares of the fund.
6 The advisory fee of one of these accounts (representing $0.22 billion in total assets) is based partially on its investment results.
7 The advisory fee of one of these accounts (representing $0.10 billion in total assets) is based partially on its investment results.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the

                      The Bond Fund of America -- Page 28

performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the
Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment
(as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund's board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based on the following annualized rates and average daily net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

          0.30%               $             0            $    60,000,000
------------------------------------------------------------------------------
          0.21                     60,000,000              1,000,000,000
------------------------------------------------------------------------------
          0.18                  1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
          0.16                  3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
          0.15                  6,000,000,000             10,000,000,000
------------------------------------------------------------------------------
          0.14                 10,000,000,000             16,000,000,000
------------------------------------------------------------------------------
          0.13                 16,000,000,000             20,000,000,000
------------------------------------------------------------------------------
          0.12                 20,000,000,000             28,000,000,000
------------------------------------------------------------------------------
         0.115                 28,000,000,000             36,000,000,000
------------------------------------------------------------------------------
          0.11                 36,000,000,000
------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 29

The agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            2.25%                    $         0                $ 8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333                 41,666,667
-----------------------------------------------------------------------------------
            1.75                      41,666,667
-----------------------------------------------------------------------------------

For the fiscal years ended December 31, 2009, 2008 and 2007, the investment adviser was entitled to receive from the fund management fees of $86,265,000,
$90,043,000 and $79,099,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $81,039,000 (a reduction of $9,004,000) and $71,056,000 (a reduction of
$8,043,000) for the fiscal years ended December 31, 2008 and 2007, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January
1, 2009.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October
31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees

                      The Bond Fund of America -- Page 30

are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05%
of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and 0.05%, respectively, of the average daily net assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and 529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder
Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2009 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $4,985,000
--------------------------------------------------------------------------------
               CLASS F-1                                3,782,000
--------------------------------------------------------------------------------
               CLASS F-2                                  622,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 777,000
--------------------------------------------------------------------------------
              CLASS 529-B                                 109,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 405,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  42,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                 41,000
--------------------------------------------------------------------------------
               CLASS R-1                                  181,000
--------------------------------------------------------------------------------
               CLASS R-2                                3,365,000
--------------------------------------------------------------------------------
               CLASS R-3                                2,182,000
--------------------------------------------------------------------------------
               CLASS R-4                                1,113,000
--------------------------------------------------------------------------------
               CLASS R-5                                  537,000
--------------------------------------------------------------------------------
              CLASS R-6*                                   57,000
--------------------------------------------------------------------------------

* Class R-6 was first offered for sale on May 1, 2009.

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

                      The Bond Fund of America -- Page 31

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares sold prior to April 21, 2009, the
          Principal Underwriter sold its rights to the 0.75%
          distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The
          Principal Underwriter compensated investment dealers for sales of
          Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
C and 529-C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B and
529-B shares prior to April 21, 2009. The fund also reimburses the Principal
Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4
shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2009            $17,478,000         $66,353,000
                                                  2008             17,191,000          65,427,000
                                                  2007             21,447,000          82,699,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2009                245,000           1,742,000
                                                  2008                600,000           4,740,000
                                                  2007                797,000           5,367,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2009                     --           8,192,000
                                                  2008                     --           5,776,000
                                                  2007                     --           8,656,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2009                641,000           2,401,000
                                                  2008                652,000           2,482,000
                                                  2007                752,000           2,879,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2009                 16,000              71,000
                                                  2008                 33,000             260,000
                                                  2007                 42,000             282,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2009                     --             758,000
                                                  2008                     --             671,000
                                                  2007                     --             746,000
-----------------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 32

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.25% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

                      The Bond Fund of America -- Page 33

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of December 31, 2009, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $2,443,000 or 0.01% of Class A net assets.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                                             SERVICE   DISTRIBUTIO      TOTAL
                                             RELATED        N         ALLOWABLE
                                             PAYMENTS    RELATED        UNDER
                    SHARE CLASS                /1/     PAYMENTS/1/   THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                             0.25%       0.75%         1.00%
         -------------------------------------------------------------------------
          Class 529-C                         0.25        0.75          1.00
         -------------------------------------------------------------------------
          Class F-1                           0.25          --          0.50
         -------------------------------------------------------------------------
          Class 529-F-1                       0.25          --          0.50
         -------------------------------------------------------------------------
          Class 529-E                         0.25        0.25          0.75
         -------------------------------------------------------------------------
          Class R-1                           0.25        0.75          1.00
         -------------------------------------------------------------------------
          Class R-2                           0.25        0.50          1.00
         -------------------------------------------------------------------------
          Class R-3                           0.25        0.25          0.75
         -------------------------------------------------------------------------
          Class R-4                           0.25          --          0.50
----------------------------------------------------------------------------------

     1Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

                      The Bond Fund of America -- Page 34

During the 2009 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $63,349,000                 $4,952,000
------------------------------------------------------------------------------
        CLASS B                  12,578,000                  1,053,000
------------------------------------------------------------------------------
        CLASS C                  28,416,000                  2,755,000
------------------------------------------------------------------------------
       CLASS F-1                  6,588,000                    616,000
------------------------------------------------------------------------------
      CLASS 529-A                 1,364,000                    137,000
------------------------------------------------------------------------------
      CLASS 529-B                   798,000                     78,000
------------------------------------------------------------------------------
      CLASS 529-C                 3,139,000                    337,000
------------------------------------------------------------------------------
      CLASS 529-E                   175,000                     17,000
------------------------------------------------------------------------------
     CLASS 529-F-1                        0                          0
------------------------------------------------------------------------------
       CLASS R-1                    980,000                    108,000
------------------------------------------------------------------------------
       CLASS R-2                  5,292,000                    517,000
------------------------------------------------------------------------------
       CLASS R-3                  5,080,000                    538,000
------------------------------------------------------------------------------
       CLASS R-4                  1,875,000                    177,000
------------------------------------------------------------------------------

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the
American Funds for the last month of the prior calendar quarter.

                      The Bond Fund of America -- Page 35

OTHER COMPENSATION TO DEALERS -- As of July 2009, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
              Advantage Capital Corporation
              American General Securities Incorporated
              FSC Securities Corporation
              Royal Alliance Associates, Inc.
              SagePoint Financial, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
              Hornor, Townsend & Kent, Inc.
              Janney Montgomery Scott LLC
     ING Advisors Network Inc.
              Bancnorth Investment Group, Inc.
              Financial Network Investment Corporation
              Guaranty Brokerage Services, Inc.
              ING Financial Partners, Inc.
              Multi-Financial Securities Corporation
              Primevest Financial Services, Inc.
     Intersecurities / Transamerica
              InterSecurities, Inc.
              Transamerica Financial Advisors, Inc.
     J. J. B. Hilliard, W. L. Lyons, LLC
     JJB Hilliard/PNC Bank
              PNC Bank, National Association
              PNC Investments LLC
     Lincoln Financial Advisors Corporation
     Lincoln Financial Securities Corporation
     LPL Group
              Associated Securities Corp.
              LPL Financial Corporation
              Mutual Service Corporation
              Uvest Investment Services
              Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
              Metlife Securities Inc.
              New England Securities
              Tower Square Securities, Inc.
              Walnut Street Securities, Inc.
     MML Investors Services, Inc.

                      The Bond Fund of America -- Page 36

     Morgan Keegan & Company, Inc.
     Morgan Stanley Smith Barney LLC
     National Planning Holdings Inc.
              Invest Financial Corporation
              Investment Centers of America, Inc.
              National Planning Corporation
              SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     PFS Investments Inc.
     Raymond James Group
              Raymond James & Associates, Inc.
              Raymond James Financial Services Inc.
     RBC Capital Markets Corporation
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
              CRI Securities, LLC
              Securian Financial Services, Inc.
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wells Fargo Network
              A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
              First Clearing LLC
              H.D. Vest Investment Securities, Inc.
              Wells Fargo Advisors Financial Network, LLC
              Wells Fargo Advisors Investment Services Group
              Wells Fargo Advisors Latin American Channel
              Wells Fargo Advisors Private Client Group
     Wells Fargo Investments, LLC

                      The Bond Fund of America -- Page 37

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

                      The Bond Fund of America -- Page 38

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                      The Bond Fund of America -- Page 39

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
December 31, 2009, 2008 and 2007 amounted to $743,000, $24,000 and $29,000, respectively. The increase in commissions paid between 2008 and 2009 was largely due to increases in brokerage transactions and in the number of shares transacted.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Citigroup Global Markets Inc., Goldman Sachs & Co.,
Morgan Stanley and Credit Suisse Group. As of the fund's most recent fiscal year-end, the fund held debt securities of Citigroup Inc. in the amount of
$234,180,000, Goldman Sachs Group, Inc. in the amount of $124,442,000, Morgan
Stanley in the amount of $83,097,000 and Credit Suisse Group AG in the amount of
$5,431,000.

                      The Bond Fund of America -- Page 40

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

                      The Bond Fund of America -- Page 41

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                      The Bond Fund of America -- Page 42

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than American Funds Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below.
The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, proprietary pricing models and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

                      The Bond Fund of America -- Page 43

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                      The Bond Fund of America -- Page 44

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
generally means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in

                      The Bond Fund of America -- Page 45

writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently. When a capital gain is distributed by the fund, the net asset value per share is reduced by the amount of the payment.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these

                      The Bond Fund of America -- Page 46

     securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations may comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund to corporate shareholders may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to distribute its net capital gain each year. The fund's net capital gain is the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

                      The Bond Fund of America -- Page 47

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of net capital gain that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. For non-corporate shareholders, a capital gain distribution by the fund is subject to a maximum tax rate of
     15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding

                      The Bond Fund of America -- Page 48

provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                      The Bond Fund of America -- Page 49

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                      The Bond Fund of America -- Page 50

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the
Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College
Savings Plan for use in the Virginia Education Savings Trust and the Virginia
Prepaid Education Program.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

                      The Bond Fund of America -- Page 51

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money
Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for

                      The Bond Fund of America -- Page 52

example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its

                      The Bond Fund of America -- Page 53

     shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                      The Bond Fund of America -- Page 54

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or

                      The Bond Fund of America -- Page 55

          the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

                      The Bond Fund of America -- Page 56

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      The Bond Fund of America -- Page 57

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a
     13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the

                      The Bond Fund of America -- Page 58

     Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

                      The Bond Fund of America -- Page 59

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of American
     Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds
     Money Market Fund are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") as of the day prior to your American Funds investment or
     (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

                      The Bond Fund of America -- Page 60

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives

                      The Bond Fund of America -- Page 61

          payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an
          AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds Money Market Fund are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                      The Bond Fund of America -- Page 62

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds
Money Market Fund be wired to your bank by writing American Funds Service
Company. A signature guarantee is required on all requests to wire funds.

                      The Bond Fund of America -- Page 63

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                      The Bond Fund of America -- Page 64

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase,

                      The Bond Fund of America -- Page 65

redemption and/or exchange options, you agree to hold the fund, the Transfer
Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges.
Generally, all shareholders are automatically eligible to use these services.
However, you may elect to opt out of these services by writing the Transfer
Agent (you may also reinstate them at any time by writing the Transfer Agent).
If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of directors. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                      The Bond Fund of America -- Page 66

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $33,634,000 for Class A shares and $1,592,000 for
Class B shares for the 2009 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all share classes from the administrative services fees paid to Capital Research and Management
Company and from the relevant share class, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Bingham McCutchen LLP, 355 South Grand Avenue,
Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the fund and for independent directors in their capacities as such. Counsel does not provide legal seervices to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the
1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund's current prospectus at no cost by calling 800/421-0180 or by sending an e-mail request to
prospectus@americanfunds.com. The fund's annual financial statements are audited by the

                      The Bond Fund of America -- Page 67

fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                      The Bond Fund of America -- Page 68

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $11.80
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.26

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

                      The Bond Fund of America -- Page 69

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American Funds Short-Term
Tax-Exempt Bond Fund/SM/  .     039      N/A      N/A       439         639
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUND
American Funds Money Market
Fund/SM/  . . . . . . . . .     059      259      359       459         659
___________
*Qualified for sale only in certain jurisdictions.

                      The Bond Fund of America -- Page 70

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459

                      The Bond Fund of America -- Page 71

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUND
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659
___________
*Qualified for sale only in certain
jurisdictions.

                      The Bond Fund of America -- Page 72

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2055 Target
Date Retirement Fund/SM/      082    2182   2282   2382   2482   2582    2682
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                      The Bond Fund of America -- Page 73

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                      The Bond Fund of America -- Page 74

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                      The Bond Fund of America -- Page 75

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                      The Bond Fund of America -- Page 76

...

[logo – American Funds ®]

Bond Fund of AmericaSM
Investment portfolio

December 31, 2009

Bonds & notes — 96.19%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 34.47%
FINANCIALS — 9.65%
Banks — 3.18%
Sovereign Bancorp, Inc. 1.991% 20131	$8,270	$8,097
Abbey National Treasury Services PLC 3.875% 20142	39,880	40,066
Santander Issuances, SA Unipersonal 5.805% 20161,2	73,600	72,959
Santander Issuances, SA Unipersonal 5.911% 20162	10,000	10,233
Sovereign Bancorp, Inc. 8.75% 2018	70,605	81,556
Santander Issuances, SA Unipersonal 6.50% 20191,2	29,500	30,630
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	3,306
UniCredito Italiano SpA 5.584% 20171,2	$60,690	57,851
UniCredito Italiano SpA 6.00% 20172	70,025	69,510
HVB Funding Trust I 8.741% 20312	10,634	9,358
HVB Funding Trust III 9.00% 20312	16,038	14,113
Scotland International Finance No. 2 BV 4.25% 20132	7,744	7,196
HBOS PLC 6.75% 20182	95,927	89,149
HBOS PLC 4.375% 20191	€2,850	3,441
HBOS PLC 6.00% 20332	$5,875	4,449
Standard Chartered PLC 5.50% 20142	6,000	6,417
Standard Chartered Bank 6.40% 20172	75,380	78,070
Barclays Bank PLC 2.50% 2013	27,970	27,958
Barclays Bank PLC 5.20% 2014	32,215	34,182
Barclays Bank PLC 6.05% 20172	17,202	17,534
Royal Bank of Scotland Group PLC 4.875% 20142	38,240	38,803
Royal Bank of Scotland Group PLC 5.00% 2014	6,665	5,896
Royal Bank of Scotland Group PLC 5.05% 2015	10,370	9,005
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	2,717
Royal Bank of Scotland PLC 6.934% 2018	€12,590	16,782
Société Générale 5.75% 20162	$60,535	61,427
Fifth Third Bancorp 8.25% 2038	30,250	28,837
Fifth Third Capital Trust IV 6.50% 20671	43,660	32,090
PNC Funding Corp. 5.40% 2014	10,000	10,705
PNC Bank NA 6.875% 2018	5,200	5,528
PNC Funding Corp. 6.70% 2019	15,000	16,815
PNC Funding Corp., Series II, 6.113% (undated)1,2	18,300	12,904
HSBC Finance Corp. 5.70% 2011	10,000	10,451
HSBC Finance Corp. 0.604% 20121	20,000	19,257
HSBC Finance Corp. 0.634% 20121	15,000	14,474
Paribas, New York Branch 6.95% 2013	11,550	12,809
BNP Paribas 4.80% 20152	19,546	20,414
BNP Paribas 5.125% 20152	5,677	6,028
Wells Fargo Bank, National Assn. 4.75% 2015	28,785	29,385
Wells Fargo & Co. 5.625% 2017	8,500	8,855
Korea Development Bank 5.30% 2013	13,635	14,262
Korea Development Bank 8.00% 2014	15,365	17,525
Union Bank of California, NA 5.95% 2016	28,831	28,674
Allied Irish Banks, PLC 12.50% 2019	€16,139	24,030
Allied Irish Banks, PLC 5.625% 20301	£250	245
Allied Irish Banks Ltd. 0.813% (undated)1	$7,000	2,560
Resona Bank, Ltd. 5.85% (undated)1,2	30,603	26,743
United Overseas Bank Ltd. 5.375% 20191,2	22,250	22,971
SunTrust Banks, Inc. 5.25% 2012	1,885	1,957
SunTrust Banks, Inc. 5.45% 2017	8,484	8,081
SunTrust Banks, Inc. 6.00% 2017	11,516	11,433
Nordea Bank 3.70% 20142	21,250	21,232
Silicon Valley Bank 5.70% 2012	18,000	18,250
Westpac Banking Corp. 4.875% 2019	10,500	10,384
Banco Santander-Chile 5.375% 20142	9,035	9,505
Zions Bancorporation 6.00% 2015	8,442	5,978
Bergen Bank 0.938% (undated)1	5,000	2,715
Northern Rock PLC 5.60% (undated)1,2	6,815	895
Northern Rock PLC 6.594% (undated)1,2	11,800	1,549
HSBK (Europe) BV 7.75% 20132	305	302
HSBK (Europe) BV 7.25% 20172	460	423
Development Bank of Singapore Ltd. 7.125% 20112	400	425
Norinchukin Finance (Cayman) Ltd. 5.625% 20161	£205	332
Commerzbank AG 6.625% 2019	70	109
		1,259,837

Diversified financials — 2.22%
Countrywide Financial Corp., Series A, 4.50% 2010	$15,540	15,801
Countrywide Financial Corp. 6.25% 2010	$ A7,700	6,888
Countrywide Financial Corp., Series B, 0.715% 20121	$24,250	23,714
Countrywide Financial Corp., Series B, 5.80% 2012	71,863	76,327
Bank of America Corp., Series L, 7.375% 2014	2,000	2,272
Bank of America Corp. 0.534% 20161	13,575	12,106
Bank of America Corp. 5.75% 2017	34,705	35,595
BankAmerica Capital II, Series 2, 8.00% 2026	395	390
Goldman Sachs Group, Inc. 3.625% 2012	15,825	16,315
Goldman Sachs Group, Inc. 6.25% 2017	4,805	5,161
Goldman Sachs Group, Inc. 5.95% 2018	16,192	17,126
Goldman Sachs Group, Inc. 6.15% 2018	46,788	50,168
Goldman Sachs Group, Inc. 7.50% 2019	8,295	9,720
Citigroup Inc. 6.01% 2015	27,700	28,315
Citigroup Inc. 6.125% 2017	30,325	30,614
Citigroup Inc. 6.125% 2018	19,125	19,260
Citigroup Inc. 8.125% 2039	9,750	11,037
JPMorgan Chase & Co. 4.891% 20151	44,025	44,123
JPMorgan Chase Bank NA 5.875% 2016	25,730	27,035
JPMorgan Chase & Co. 6.30% 2019	13,400	14,767
Morgan Stanley 6.00% 2014	10,225	11,004
Morgan Stanley, Series F, 6.00% 2015	28,425	30,313
Morgan Stanley, Series F, 5.625% 2019	41,400	41,780
Capital One Financial Corp. 6.25% 2013	1,600	1,734
Capital One Financial Corp. 7.375% 2014	5,900	6,686
Capital One Financial Corp. 5.50% 2015	12,223	12,817
Capital One Financial Corp. 6.15% 2016	10,000	10,059
Capital One Financial Corp. 5.25% 2017	1,009	993
Capital One Capital III 7.686% 20361	42,565	38,947
CIT Group Inc., Term Loan 2A, 9.50% 20121,3,4	12,000	12,330
CIT Group Inc., Term Loan, 13.00% 20121,3,4	17,000	17,633
CIT Group Inc., Series A, 7.00% 2013	4,969	4,670
CIT Group Inc., Series A, 7.00% 2014	7,143	6,652
CIT Group Inc., Series A, 7.00% 2015	11,663	10,497
CIT Group Inc., Series A, 7.00% 2016	10,421	9,223
CIT Group Inc., Series A, 7.00% 2017	6,190	5,401
SLM Corp., Series A, 4.50% 2010	38,000	37,869
SLM Corp., Series A, 0.512% 20111	8,700	8,148
SLM Corp., Series A, 5.40% 2011	5,000	4,998
SLM Corp., Series A, 5.375% 2013	3,000	2,832
SLM Corp., Series A, 0.582% 20141	1,900	1,467
American Express Co. 6.15% 2017	19,185	20,081
American Express Co. 8.15% 2038	4,600	5,773
American Express Co. 6.80% 20661	6,321	5,720
Lazard Group LLC 7.125% 2015	20,177	20,970
Lazard Group LLC 6.85% 2017	3,000	3,023
General Motors Acceptance Corp. 6.625% 20122	1,899	1,880
General Motors Acceptance Corp. 6.875% 20122	7,218	7,146
General Motors Acceptance Corp. 2.456% 20141,2	3,070	2,475
General Motors Acceptance Corp. 6.75% 20142	1,535	1,474
General Motors Acceptance Corp. 8.00% 20182	9,577	8,523
International Lease Finance Corp. 5.00% 2012	13,500	11,327
International Lease Finance Corp., Series R, 5.40% 2012	10,000	8,700
Northern Trust Corp. 5.50% 2013	5,450	5,967
Northern Trust Corp. 4.625% 2014	8,475	9,040
Northern Trust Corp. 5.85% 20172	3,750	3,963
Lehman Brothers Holdings Inc., Series I, 3.018% 20121,5	3,300	660
Lehman Brothers Holdings Inc., Series G, 4.80% 20145	10,395	2,079
Lehman Brothers Holdings Inc., Series I, 6.20% 20145	9,965	1,993
Lehman Brothers Holdings Inc., Series H, 5.50% 20165	765	153
Lehman Brothers Holdings Inc., Series I, 6.875% 20185	41,753	8,872
Charles Schwab Corp., Series A, 6.375% 2017	4,000	4,338
Schwab Capital Trust I 7.50% 20371	3,755	3,650
ING Bank NV 5.50% 2012	€3,750	5,560
Credit Suisse Group AG 5.50% 2014	$5,000	5,431
Export-Import Bank of Korea 5.875% 2015	4,400	4,732
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,772
		880,089

Real estate — 2.22%
PLD International Finance LLC 4.375% 2011	€7,700	11,201
ProLogis 5.50% 2012	$4,640	4,700
ProLogis 7.625% 2014	45,425	47,548
ProLogis 5.625% 2015	13,035	12,410
ProLogis 5.625% 2016	15,130	13,962
ProLogis 5.75% 2016	27,620	25,975
ProLogis 6.625% 2018	55,205	52,437
ProLogis 7.375% 2019	32,550	32,163
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20102	44,950	46,196
Westfield Group 5.40% 20122	28,400	30,146
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	35,860	37,035
Westfield Group 7.50% 20142	12,500	14,080
Westfield Group 5.75% 20152	32,000	33,783
Westfield Group 5.70% 20162	19,240	19,814
Westfield Group 7.125% 20182	9,060	9,921
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,534
Kimco Realty Corp. 6.00% 2012	20,570	21,710
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,681
Kimco Realty Corp., Series C, 4.82% 2014	19,000	18,635
Kimco Realty Corp., Series C, 4.904% 2015	10,765	10,563
Kimco Realty Corp., Series C, 5.783% 2016	19,500	19,277
Kimco Realty Corp. 5.70% 2017	28,450	27,446
Kimco Realty Corp. 6.875% 2019	4,000	4,075
Simon Property Group, LP 5.60% 2011	8,810	9,198
Simon Property Group, LP 5.00% 2012	10,000	10,341
Simon Property Group, LP 5.75% 2012	9,000	9,460
Simon Property Group, LP 6.75% 2014	11,195	11,942
Simon Property Group, LP 5.75% 2015	3,250	3,318
Simon Property Group, LP 5.25% 2016	3,610	3,516
Simon Property Group, LP 6.10% 2016	4,750	4,854
Simon Property Group, LP 5.875% 2017	17,000	17,048
Simon Property Group, LP 6.125% 2018	23,950	24,373
Simon Property Group, LP 10.35% 2019	11,495	14,461
Hospitality Properties Trust 6.75% 2013	14,745	14,964
Hospitality Properties Trust 7.875% 2014	3,895	4,025
Hospitality Properties Trust 5.125% 2015	6,665	6,022
Hospitality Properties Trust 6.30% 2016	26,718	24,743
Hospitality Properties Trust 5.625% 2017	5,695	4,938
Hospitality Properties Trust 6.70% 2018	36,650	33,588
Rouse Co. 3.625% 20095	5,200	5,089
Rouse Co. 7.20% 20125	17,475	18,065
Rouse Co. 5.375% 20135	7,250	7,005
Rouse Co. 6.75% 20132,5	3,750	3,755
Brandywine Operating Partnership, LP 5.75% 2012	27,110	27,648
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,806
Developers Diversified Realty Corp. 5.375% 2012	5,782	5,438
Developers Diversified Realty Corp. 5.50% 2015	13,773	12,146
Developers Diversified Realty Corp. 9.625% 2016	11,850	12,385
Boston Properties, Inc. 5.875% 2019	29,250	29,396
ERP Operating LP 5.25% 2014	2,000	2,036
ERP Operating LP 6.584% 2015	13,040	13,873
ERP Operating LP 5.75% 2017	1,530	1,532
ERP Operating LP 7.125% 2017	5,000	5,371
Realogy Corp., Letter of Credit, 3.271% 20131,3,4	1,876	1,673
Realogy Corp., Term Loan B, 3.287% 20131,3,4	6,933	6,184
Realogy Corp., Term Loan DD, 3.287% 20131,3,4	2,715	2,421
Realogy Corp., Second Lien Term Loan A, 13.50% 20173,4	2,500	2,656
Host Marriott, LP, Series M, 7.00% 2012	2,675	2,732
Host Marriott, LP, Series K, 7.125% 2013	925	945
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	303
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	4,075	4,075
Host Hotels & Resorts LP 9.00% 20172	1,800	1,955
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,610
Federal Realty Investment Trust 4.50% 2011	3,500	3,523
		877,705

Insurance — 1.91%
Liberty Mutual Group Inc. 5.75% 20142	10,435	10,295
Liberty Mutual Group Inc. 6.70% 20162	11,250	11,084
Liberty Mutual Group Inc. 6.50% 20352	45,810	36,885
Liberty Mutual Group Inc. 7.50% 20362	39,485	36,249
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	18,000	19,260
Prudential Holdings, LLC, Series C, 8.695% 20232,3	57,035	61,181
Prudential Financial, Inc. 8.875% 20681	12,500	13,245
CNA Financial Corp. 5.85% 2014	11,500	11,347
CNA Financial Corp. 6.50% 2016	24,625	24,238
CNA Financial Corp. 7.35% 2019	5,770	5,787
CNA Financial Corp. 7.25% 2023	24,145	22,769
ACE INA Holdings Inc. 5.875% 2014	20,445	22,196
ACE INA Holdings Inc. 5.70% 2017	4,000	4,251
ACE INA Holdings Inc. 5.80% 2018	7,000	7,461
ACE Capital Trust II 9.70% 2030	12,423	13,984
ACE INA Holdings Inc. 6.70% 2036	5,980	6,777
Metropolitan Life Global Funding I, 5.125% 20132	18,310	19,412
MetLife Capital Trust IV 7.875% 20671,2	450	452
MetLife Capital Trust X 9.25% 20681,2	23,050	26,277
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	18,695
Allstate Corp., Series B, 6.125% 20671	28,300	24,763
ZFS Finance (USA) Trust II 6.45% 20651,2	29,500	26,550
ZFS Finance (USA) Trust V 6.50% 20671,2	17,571	15,199
Monumental Global Funding 5.50% 20132	16,270	16,753
Monumental Global Funding III 5.25% 20142	21,500	21,955
AEGON NV 6.125% 2031	£1,730	2,578
Nationwide Financial Services, Inc. 6.75% 20671	$37,620	29,409
Lincoln National Corp. 5.65% 2012	11,250	11,650
Lincoln National Corp. 7.00% 20661	18,000	15,120
Catlin Insurance Ltd. 7.249% (undated)1,2	35,375	26,177
New York Life Global Funding 5.25% 20122	15,300	16,419
New York Life Global Funding 4.65% 20132	9,170	9,639
AXA SA 8.60% 2030	2,315	2,697
AXA SA 6.463% (undated)1,2	25,000	19,625
Principal Life Insurance Co. 5.30% 2013	18,000	19,021
Principal Life Global Funding I 4.40% 20102	16,600	16,940
Assurant, Inc. 5.625% 2014	16,000	16,420
Nationwide Mutual Insurance Co. 5.81% 20241,2	18,835	14,895
RSA Insurance Group PLC 9.375% 20391	£3,765	7,170
RSA Insurance Group PLC 8.50% (undated)1	2,429	4,125
Chubb Corp. 6.50% 2038	$3,350	3,702
Chubb Corp. 6.375% 20671	7,150	6,721
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 20112	10,000	10,246
Jackson National Life Global 5.375% 20132	10,000	10,163
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	10,101
MassMutual Global Funding II, Series 2002-1, 3.50% 20102	10,000	10,033
Loews Corp. 6.00% 2035	8,000	7,684
UnumProvident Finance Co. PLC 6.85% 20152	2,839	2,893
Unum Group 7.125% 2016	1,845	1,914
TIAA Global Markets 4.95% 20132	3,275	3,504
		755,911

Automobiles & components — 0.12%
Ford Motor Credit Co. 7.875% 2010	7,000	7,107
Ford Motor Credit Co. 9.75% 20101	5,000	5,160
Ford Motor Credit Co. 5.504% 20111	10,275	10,185
Ford Motor Credit Co. 7.375% 2011	2,200	2,245
Ford Motor Credit Co. 3.034% 20121	825	768
American Honda Finance Corp. 5.125% 20102	21,850	22,567
		48,032

CONSUMER DISCRETIONARY — 4.55%
Media — 2.90%
Comcast Corp. 5.50% 2011	10,301	10,783
Comcast Cable Communications, Inc. 6.75% 2011	520	549
Tele-Communications, Inc. 9.80% 2012	17,500	19,816
Comcast Corp. 5.30% 2014	4,000	4,273
Comcast Corp. 5.85% 2015	34,275	37,709
Comcast Corp. 6.50% 2015	4,000	4,486
Comcast Corp. 6.30% 2017	20,500	22,467
Comcast Corp. 5.875% 2018	66,125	70,311
Comcast Corp. 5.65% 2035	4,745	4,450
Comcast Corp. 6.45% 2037	8,500	8,793
Comcast Corp. 6.95% 2037	15,520	16,969
Comcast Corp. 6.40% 2038	11,800	12,183
Time Warner Inc. 5.50% 2011	5,185	5,507
AOL Time Warner Inc. 6.75% 2011	3,815	4,043
AOL Time Warner Inc. 6.875% 2012	25,000	27,383
Time Warner Inc. 5.875% 2016	40,670	43,966
Time Warner Companies, Inc. 7.25% 2017	1,600	1,795
Time Warner Companies, Inc. 7.57% 2024	12,340	13,430
AOL Time Warner Inc. 7.625% 2031	31,935	37,201
Time Warner Inc. 6.50% 2036	30,660	32,117
Time Warner Cable Inc. 5.40% 2012	8,000	8,552
Time Warner Cable Inc. 6.20% 2013	17,460	19,194
Time Warner Cable Inc. 7.50% 2014	21,675	24,996
Time Warner Cable Inc. 8.25% 2014	25,000	29,245
Time Warner Cable Inc. 3.50% 2015	5,000	4,945
Time Warner Cable Inc. 6.75% 2018	47,990	52,806
Time Warner Cable Inc. 8.25% 2019	7,185	8,572
Time Warner Cable Inc. 8.75% 2019	150	183
Time Warner Cable Inc. 5.00% 2020	10,000	9,716
News America Holdings Inc. 8.00% 2016	1,000	1,179
News America Holdings Inc. 8.25% 2018	2,000	2,364
News America Inc. 6.90% 2019	41,125	46,418
News America Inc. 6.65% 2037	38,900	41,224
News America Inc. 6.90% 20392	1,050	1,149
News America Inc. 7.85% 2039	1,500	1,760
NTL Cable PLC 8.75% 2014	2,213	2,296
NTL Cable PLC 8.75% 2014	€210	315
NTL Cable PLC 9.125% 2016	$18,795	19,899
NTL Cable PLC 9.50% 2016	25,750	27,778
Virgin Media Finance 8.375% 20192	15,475	15,997
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20122	10,150	10,480
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	14,075	14,515
Charter Communications Operating, LLC, Term Loan B, 4.24% 20141,3,4	11,956	11,230
Charter Communications Operating, LLC, Term Loan B, 7.25% 20141,3,4	1,965	2,009
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20142	1,575	1,626
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20142	15,375	17,297
Charter Communications, Inc. 13.50% 20162	7,334	8,599
Thomson Reuters Corp. 6.50% 2018	57,865	65,511
Univision Communications, Inc., First Lien Term Loan B, 2.501% 20141,3,4	24,205	21,089
Univision Communications Inc. 12.00% 20142	4,555	5,039
Univision Communications Inc. 10.50% 20151,2,6	37,595	33,131
Cox Communications, Inc. 4.625% 2010	900	901
Cox Communications, Inc. 7.125% 2012	7,000	7,781
Cox Communications, Inc. 5.45% 2014	17,045	18,281
Cox Communications, Inc. 9.375% 20192	7,225	9,157
CSC Holdings, Inc. 8.50% 20142	5,950	6,366
CSC Holdings, Inc. 8.50% 20152	12,900	13,803
CSC Holdings, Inc. 8.625% 20192	3,700	4,001
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	13,520	13,723
Mediacom LLC and Mediacom Capital Corp. 9.125% 20192	8,325	8,533
Warner Music Group 7.375% 2014	4,725	4,589
Warner Music Group 9.50% 20162	13,175	14,180
AMC Entertainment Inc. 8.00% 2014	8,125	7,800
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,625
AMC Entertainment Inc. 8.75% 2019	7,775	7,969
TL Acquisitions, Inc., Term Loan B, 2.75% 20141,3,4	8,094	7,382
Thomson Learning 10.50% 20152	11,450	11,006
Quebecor Media Inc. 7.75% 2016	8,950	8,972
Quebecor Media Inc. 7.75% 2016	5,670	5,684
Clear Channel Worldwide, Series B, 9.25% 20172	11,525	11,928
American Media Operation 9.00% 20132,6	1,200	774
American Media Operation 14.00% 20131,2,6	17,265	11,136
Grupo Televisa, SAB de CV 6.625% 20402	10,200	10,138
UPC Holding BV 9.875% 20182	8,500	9,010
Regal Cinemas Corp., Series B, 9.375% 2012	6,125	6,163
Regal Cinemas Corp. 8.625% 2019	2,000	2,090
UPC Germany GmbH 8.125% 20172	1,100	1,118
UPC Germany GmbH 9.625% 2019	€2,250	3,267
Liberty Media Corp. 8.25% 2030	$3,550	3,270
Kabel Deutschland GmbH 10.625% 2014	7,150	7,508
Discovery Communications Inc. 5.625% 2019	6,500	6,724
LBI Media, Inc. 8.50% 20172	8,015	6,693
Fox Acquisition LLC, Term Loan B, 7.50% 20151,3,4	843	787
Fox Acquisition LLC 13.375% 20162	6,165	4,809
Radio One, Inc. 6.375% 2013	7,380	5,452
Cinemark USA, Inc., Term Loan B, 2.04% 20131,3,4	3,314	3,164
Cinemark USA, Inc. 8.625% 20192	2,000	2,090
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	4,311
Local T.V. Finance LLC, Term Loan B, 2.26% 20131,3,4	989	834
Local T.V. Finance LLC 10.00% 20151,2,6	5,562	2,420
Walt Disney Co. 5.625% 2016	2,000	2,163
Vidéotron Ltée 6.875% 2014	1,000	1,010
Vidéotron Ltée 6.375% 2015	1,000	983
Carmike Cinemas, Inc., Delayed Draw, Term Loan DD, 4.24% 20121,3,4	410	400
Young Broadcasting Inc. 10.00% 20115	13,317	47
		1,148,387

Retailing — 0.89%
Macy’s Retail Holdings, Inc. 8.875% 20151	20,770	23,003
Federated Retail Holdings, Inc. 5.90% 2016	40,875	40,057
Staples, Inc. 7.75% 2011	16,265	17,484
Staples, Inc. 9.75% 2014	28,470	34,719
Nordstrom, Inc. 6.75% 2014	35,860	40,087
Nordstrom, Inc. 6.25% 2018	3,000	3,253
Nordstrom, Inc. 6.95% 2028	1,000	1,091
Toys "R" Us, Inc. 7.625% 2011	13,115	13,394
Toys "R" Us-Delaware, Inc., Term Loan B, 4.481% 20121,3,4	7,970	7,809
Toys "R" Us, Inc. 8.50% 20172	5,225	5,343
Michaels Stores, Inc., Term Loan B1, 2.563% 20131,3,4	6,136	5,589
Michaels Stores, Inc. 10.00% 2014	16,125	16,770
Michaels Stores, Inc. 0%/13.00% 20167	1,110	921
Michaels Stores, Inc., Term Loan B2, 4.813% 20161,3,4	2,079	1,969
Lowe’s Companies, Inc. 8.25% 2010	8,450	8,722
Lowe’s Companies, Inc. 6.875% 2028	4,800	5,410
Lowe’s Companies, Inc. 5.50% 2035	140	138
Lowe’s Companies, Inc. 5.80% 2036	5,500	5,624
Lowe’s Companies, Inc. 6.65% 2037	390	446
J.C. Penney Co., Inc. 9.00% 2012	3,495	3,958
J.C. Penney Corp., Inc. 5.75% 2018	11,500	11,399
Dollar General Corp., Term Loan B2, 2.981% 20141,3,4	995	957
Dollar General Corp. 10.625% 2015	5,459	6,073
Dollar General Corp. 11.875% 20171,6	6,179	7,168
Neiman Marcus Group, Inc. 9.00% 20151,6	13,297	13,064
Neiman Marcus Group, Inc. 10.375% 2015	425	419
Home Depot, Inc. 5.875% 2036	11,000	10,653
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	8,550	8,913
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,134
Kohl’s Corp. 6.25% 2017	2,000	2,217
Kohl’s Corp. 6.00% 2033	3,878	3,944
Kohl’s Corp. 6.875% 2037	3,287	3,740
Marks and Spencer Group PLC 6.25% 20172	8,500	8,743
Marks and Spencer Group PLC 7.125% 20372	850	866
Target Corp. 7.00% 2038	7,500	8,780
Burlington Coat Factory Warehouse Corp. 11.125% 2014	6,500	6,744
Edcon (Proprietary) Ltd. 3.964% 20141	€6,500	6,034
Edcon (Proprietary) Ltd. 3.964% 20141	500	464
Bon-Ton Department Stores, Inc. 10.25% 2014	$7,000	6,492
TJX Companies, Inc. 6.95% 2019	5,000	5,789
Vitamin Shoppe Industries Inc. 7.773% 20121	4,797	4,833
		354,213

Consumer services — 0.39%
MGM MIRAGE 8.50% 2010	6,850	6,850
MGM MIRAGE 6.75% 2012	1,050	942
MGM MIRAGE 6.75% 2013	3,350	2,906
MGM MIRAGE 13.00% 2013	5,150	5,935
MGM MIRAGE 5.875% 2014	6,575	5,301
MGM MIRAGE 10.375% 20142	3,025	3,297
MGM MIRAGE 6.625% 2015	3,600	2,817
MGM MIRAGE 11.125% 20172	4,375	4,867
Boyd Gaming Corp. 7.75% 2012	2,550	2,591
Boyd Gaming Corp. 6.75% 2014	8,925	8,088
Boyd Gaming Corp. 7.125% 2016	9,000	7,875
Seminole Tribe of Florida 5.798% 20132,3	8,210	7,905
Seminole Tribe of Florida 7.804% 20202,3	8,870	7,758
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	15,415	14,972
Marriott International, Inc., Series I, 6.375% 2017	13,750	14,125
Mohegan Tribal Gaming Authority 8.00% 2012	6,375	5,459
Mohegan Tribal Gaming Authority 7.125% 2014	6,750	4,632
Mohegan Tribal Gaming Authority 6.875% 2015	1,800	1,179
Royal Caribbean Cruises Ltd. 8.75% 2011	2,465	2,591
Royal Caribbean Cruises Ltd. 11.875% 2015	7,075	8,216
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	10,702
ERAC USA Finance Co. 7.00% 20372	10,000	9,818
Norwegian Cruise Lines 11.75% 20162	6,150	6,104
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,800	4,980
Seneca Gaming Corp. 7.25% 2012	3,025	2,965
Seneca Gaming Corp., Series B, 7.25% 2012	1,175	1,152
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	1,100	1,204
		155,231

Automobiles & components — 0.26%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,925	15,684
DaimlerChrysler North America Holding Corp. 5.875% 2011	9,400	9,831
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,930	15,877
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,455	8,108
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	20,599
Allison Transmission Holdings, Inc., Term Loan B, 3.00% 20141,3,4	5,741	5,300
Allison Transmission Holdings, Inc. 11.00% 20152	3,300	3,482
Allison Transmission Holdings, Inc. 11.25% 20151,2,6	12,402	13,022
Ford Motor Co. 9.50% 2011	2,000	2,060
FCE Bank PLC 7.125% 2013	€2,000	2,793
Tenneco Automotive Inc. 8.625% 2014	$3,025	3,067
Tenneco Inc. 8.125% 2015	750	762
TRW Automotive Inc. 7.00% 20142	1,500	1,478
Cooper-Standard Automotive Inc. 7.00% 20125	425	405
Cooper-Standard Automotive Inc. 8.375% 20145	2,200	572
		103,040

Consumer durables & apparel — 0.11%
Fortune Brands, Inc. 6.375% 2014	20,000	21,440
Hanesbrands Inc., Series B, 3.831% 20141	11,105	10,564
Hanesbrands Inc. 8.00% 2016	3,100	3,174
KB Home 6.25% 2015	3,170	2,972
Jarden Corp. 8.00% 2016	2,375	2,464
Standard Pacific Corp. 7.00% 2015	1,005	879
Sealy Mattress Co. 10.875% 20162	650	726
		42,219

ENERGY — 3.65%
Enbridge Energy Partners, LP 5.875% 2016	7,000	7,285
Enbridge Energy Partners, LP, Series B, 6.50% 2018	45,455	48,695
Enbridge Energy Partners, LP 9.875% 2019	28,255	35,835
Enbridge Energy Partners, LP, Series B, 7.50% 2038	33,700	38,483
Enbridge Energy Partners, LP 8.05% 20771	64,600	60,140
Kinder Morgan Energy Partners LP 6.75% 2011	5,500	5,818
Kinder Morgan Energy Partners LP 5.85% 2012	6,500	7,000
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	15,004
Kinder Morgan Energy Partners LP 5.125% 2014	34,052	35,780
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,180
Kinder Morgan Energy Partners LP 6.00% 2017	22,375	23,526
Kinder Morgan Energy Partners LP 9.00% 2019	9,865	12,159
Kinder Morgan Energy Partners LP 6.85% 2020	55,935	62,162
Williams Companies, Inc. 6.375% 20102	1,500	1,527
Williams Companies, Inc. 7.125% 2011	500	535
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	10,923
Williams Companies, Inc. 7.625% 2019	17,995	20,207
Williams Companies, Inc. 8.75% 2020	16,060	19,192
Williams Companies, Inc. 7.875% 2021	46,605	53,562
Williams Companies, Inc. 8.75% 2032	18,916	22,697
Gaz Capital SA, Series 13, 6.605% 2018	€8,200	12,011
Gaz Capital SA 6.51% 20222	$72,475	66,677
Gaz Capital SA 7.288% 20372	15,250	14,144
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,380
TransCanada PipeLines Ltd. 7.125% 2019	10,790	12,637
TransCanada PipeLines Ltd. 6.35% 20671	70,555	66,294
StatoilHydro ASA 2.90% 2014	15,360	15,313
StatoilHydro ASA 3.875% 2014	7,000	7,282
StatoilHydro ASA 5.125% 20142	14,570	15,834
StatoilHydro ASA 5.25% 2019	20,230	21,482
Rockies Express Pipeline LLC 6.25% 20132	14,500	15,855
Rockies Express Pipeline LLC 6.85% 20182	39,650	43,893
Enbridge Inc. 5.80% 2014	9,200	9,977
Enbridge Inc. 4.90% 2015	3,250	3,367
Enbridge Inc. 5.60% 2017	42,080	43,806
Shell International Finance 1.30% 2011	17,000	17,051
Shell International Finance B.V. 4.00% 2014	22,000	22,980
Shell International Finance 4.30% 2019	13,275	13,141
BP Capital Markets PLC 3.625% 20142	16,000	16,384
BP Capital Markets PLC 3.875% 2015	34,965	35,966
Devon Energy Corp. 5.625% 2014	18,000	19,463
Devon Energy Corp. 6.30% 2019	24,385	27,199
Devon Financing Corp. ULC 7.875% 2031	3,000	3,770
Petrobras International 5.75% 2020	25,890	26,467
Petrobras International 6.875% 2040	22,780	23,523
Ras Laffan Liquefied Natural Gas III 5.50% 20142	330	347
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20143	900	979
Ras Laffan Liquefied Natural Gas III 5.832% 20163	2,000	2,120
Ras Laffan Liquefied Natural Gas III 6.75% 20192	3,500	3,804
Ras Laffan Liquefied Natural Gas II 5.298% 20202,3	24,470	24,710
Ras Laffan Liquefied Natural Gas III 5.838% 20272,3	10,000	10,003
Ras Laffan Liquefied Natural Gas III 6.332% 20273	2,000	2,034
Husky Energy Inc. 6.25% 2012	2,510	2,713
Husky Energy Inc. 5.90% 2014	2,490	2,717
Husky Energy Inc. 6.20% 2017	16,415	17,704
Husky Energy Inc. 7.25% 2019	15,830	18,326
Husky Energy Inc. 6.80% 2037	2,000	2,126
Chevron Corp. 3.95% 2014	4,400	4,598
Chevron Corp. 4.95% 2019	33,330	35,174
Enterprise Products Operating LP 4.95% 2010	8,750	8,870
Enterprise Products Operating LP 7.50% 2011	5,000	5,299
Enterprise Products Operating LLC 5.65% 2013	17,850	19,033
Enterprise Products Operating LLC 7.00% 20671	1,770	1,571
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20142,3	25,613	25,741
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20143	4,234	4,255
Phillips Petroleum Co. 8.75% 2010	4,000	4,134
Polar Tankers, Inc. 5.951% 20372,3	24,355	23,727
Pemex Finance Ltd. 8.875% 20103	6,400	6,621
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20173,8	11,700	14,099
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,201
Pemex Project Funding Master Trust 6.625% 2035	3,500	3,337
Petroplus Finance Ltd. 6.75% 20142	6,500	6,143
Petroplus Finance Ltd. 7.00% 20172	17,675	15,996
Petroplus Finance Ltd. 9.375% 20192	3,650	3,650
Sunoco, Inc. 4.875% 2014	9,730	9,816
Sunoco, Inc. 9.625% 2015	8,750	10,424
Apache Corp. 6.00% 2013	2,420	2,680
Apache Corp. 5.625% 2017	7,200	7,686
Apache Corp. 6.90% 2018	7,145	8,386
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,856
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	10,975	11,102
Gulfstream Natural Gas 5.56% 20152	3,500	3,666
Gulfstream Natural Gas 6.19% 20252	7,235	7,038
Canadian Natural Resources Ltd. 5.70% 2017	10,000	10,700
Total Capital 3.125% 2015	10,800	10,670
Qatar Petroleum 5.579% 20112,3	10,302	10,592
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20102,3	3,833	3,776
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 20102,3	722	711
General Maritime Corp. 12.00% 20172	3,400	3,557
Continental Resources 8.25% 20192	3,000	3,165
PETRONAS Capital Ltd. 7.00% 20122	2,250	2,474
		1,443,937

INDUSTRIALS — 3.46%
Transportation — 1.90%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20113	14,050	13,953
Continental Airlines, Inc. 8.75% 2011	300	292
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20123	12,500	12,578
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.607% 20151,3	1,100	878
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20163	27,421	26,247
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20173	155	137
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20183	1,473	1,348
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20183	249	237
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20193	16,629	15,943
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	35,863	35,437
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	792	725
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	17,718	17,519
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20203	11,850	10,843
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20213	278	264
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20213	3,568	3,408
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20223	12,906	12,092
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20223	10,130	9,218
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223	12,951	12,619
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20223	12,917	12,780
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20223	1,390	1,286
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20123	400	405
Northwest Airlines, Inc., Term Loan B, 3.76% 20131,3,4	2,526	2,053
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20133	1,000	1,012
Delta Air Lines, Inc., Second Lien Term Loan B, 3.534% 20141,3,4	2,885	2,424
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20143	42,180	40,387
Delta Air Lines, Inc., Series 1992-A2, 9.20% 20143,5	4,611	1,522
Northwest Airlines, Inc., Term Loan A, 2.01% 20181,3,4	64,235	50,745
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20243	23,914	21,284
Burlington Northern Santa Fe Corp. 4.30% 2013	2,640	2,777
Burlington Northern Santa Fe Corp. 7.00% 2014	5,000	5,680
Burlington Northern Santa Fe Corp. 5.75% 2018	10,035	10,677
Burlington Northern Santa Fe Corp. 4.70% 2019	39,300	39,009
Burlington Northern Santa Fe Corp. 6.15% 2037	10,890	11,493
BNSF Funding Trust I 6.613% 20551	15,000	14,436
CSX Corp. 5.50% 2013	2,900	3,118
CSX Corp. 5.75% 2013	8,335	9,023
CSX Corp. 6.25% 2015	10,000	11,027
CSX Corp. 6.25% 2018	10,000	10,786
CSX Corp. 7.375% 2019	16,500	18,882
CSX Corp. 6.15% 2037	26,585	27,025
Norfolk Southern Corp. 6.75% 2011	991	1,047
Norfolk Southern Corp. 5.75% 2016	6,740	7,180
Norfolk Southern Corp. 5.75% 2018	21,050	22,304
Norfolk Southern Corp. 5.90% 2019	14,000	14,976
Norfolk Southern Corp. 7.05% 2037	23,225	27,480
AMR Corp., Series B, 10.45% 2011	150	134
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20123	3,750	3,619
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20123	7,434	7,425
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20123	18,165	17,302
AMR Corp. 9.00% 2012	1,300	1,079
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20133	38,010	38,162
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20193	1,827	1,434
Union Pacific Corp. 3.625% 2010	4,820	4,879
Union Pacific Corp. 5.125% 2014	8,430	8,987
Union Pacific Corp. 5.75% 2017	22,965	24,269
Union Pacific Corp. 5.70% 2018	4,000	4,197
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20223	6,703	7,548
Union Pacific Corp. 6.15% 2037	10,930	11,320
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 20113,5	7,335	9,957
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20123	40	40
United Air Lines, Inc., Term Loan B, 2.313% 20141,3,4	8,358	6,620
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,3	879	622
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20243	26,557	22,839
Canadian National Railway Co. 5.55% 2018	16,500	17,614
Canadian National Railway Co. 6.375% 2037	3,100	3,462
Kansas City Southern Railway Co. 13.00% 2013	3,375	3,932
Kansas City Southern Railway Co. 8.00% 2015	4,250	4,425
RailAmerica, Inc. 9.25% 2017	3,600	3,848
Navios Maritime Holdings Inc. 8.875% 20172	2,225	2,322
CEVA Group PLC 10.00% 20142	500	477
CEVA Group PLC, Bridge Loan, 7.984% 20151,3,4,8	1,500	960
CEVA Group PLC 11.625% 20162	300	309
		752,338

Capital goods — 1.27%
BAE Systems Holdings Inc. 4.75% 20102,3	10,350	10,509
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,3	24,853	25,857
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,3	27,715	28,282
BAE Systems Holdings Inc. 4.95% 20142	16,125	16,807
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,471
Northrop Grumman Corp. 3.70% 2014	9,500	9,546
Northrop Grumman Corp. 7.75% 2016	13,420	15,884
Northrop Grumman Corp. 5.05% 2019	18,600	19,029
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,717
Volvo Treasury AB 5.95% 20152	48,905	50,522
Lockheed Martin Corp. 4.121% 2013	6,000	6,273
Lockheed Martin Corp. 4.25% 2019	34,810	33,668
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	6,371
Hutchison Whampoa International Ltd. 7.00% 20112	24,300	25,662
Hutchison Whampoa International Ltd. 6.50% 20132	7,200	7,831
Raytheon Co. 6.40% 2018	9,500	10,817
Raytheon Co. 6.75% 2018	4,030	4,620
Raytheon Co. 4.40% 2020	10,970	10,827
General Electric Capital Corp., Series A, 6.00% 2019	10,000	10,399
General Electric Capital Corp., Series A, 0.658% 20261	15,200	12,878
Koninklijke Philips Electronics NV 5.75% 2018	20,000	21,316
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.03% 20141,3,4	2,401	2,204
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.04% 20141,3,4	2,460	2,259
DAE Aviation Holdings, Inc. 11.25% 20152	17,285	14,692
Ashtead Group PLC 8.625% 20152	4,675	4,722
Ashtead Capital, Inc. 9.00% 20162	14,125	14,213
US Investigations Services, Inc., Term Loan B, 3.253% 20151,3,4	5,380	4,835
US Investigations Services, Inc. 10.50% 20152	7,255	6,511
US Investigations Services, Inc. 11.75% 20162	5,630	4,877
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	15,493	15,764
John Deere Capital Corp. 5.40% 2011	3,500	3,742
John Deere Capital Corp., Series D, 4.50% 2013	3,000	3,152
John Deere Capital Corp. 5.10% 2013	1,100	1,170
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,875
John Deere Capital Corp., Series D, 5.75% 2018	2,000	2,172
TransDigm Inc. 7.75% 20142	10,970	11,162
TransDigm Inc. 7.75% 2014	1,325	1,348
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.231% 20141,3,4	3,413	2,580
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.231% 20141,3,4	198	150
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,3,4	479	458
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	941
Hawker Beechcraft Acquisition Co., LLC 9.625% 20151,6	11,328	6,967
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	170	106
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,432
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	531
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	226
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	4,283
Caterpillar Financial Services Corp., Series F, 7.15% 2019	1,850	2,143
Honeywell International Inc. 5.00% 2019	8,725	9,092
Navistar International Corp. 8.25% 2021	7,650	7,880
B/E Aerospace 8.50% 2018	6,920	7,352
RBS Global, Inc. and Rexnord LLC 9.50% 2014	4,525	4,559
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	744
Atlas Copco AB 5.60% 20172	4,525	4,569
United Rentals (North America), Inc., Series B, 6.50% 2012	3,000	3,008
Atrium Companies, Inc., Term Loan B, 11.75% 20121,3,4,6	4,868	2,808
Atrium Companies, Inc. 15.00% 20122,6	4,343	87
Esterline Technologies Corp. 6.625% 2017	1,955	1,916
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,761
Esco Corp. 4.129% 20131,2	325	298
Esco Corp. 8.625% 20132	1,100	1,100
Sequa Corp., Term Loan B, 3.89% 20141,3,4	874	783
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	400	402
Alion Science and Technology Corp. 10.25% 2015	230	177
		503,337

Commercial & professional services — 0.29%
Nielsen Finance LLC, Term Loan A, 2.235% 20131,3,4	3,400	3,201
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	25,325	26,528
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,650	1,863
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20167	35,125	32,227
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	19,480	21,866
ARAMARK Corp., Term Loan B, 2.126% 20141,3,4	4,017	3,810
ARAMARK Corp., Letter of Credit, 4.721% 20141,3,4	264	251
ARAMARK Corp. 3.781% 20151	3,450	3,174
ARAMARK Corp. 8.50% 2015	9,450	9,781
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,564
Allied Waste North America, Inc. 6.875% 2017	3,095	3,289
Iron Mountain Inc. 7.75% 2015	2,425	2,449
FTI Consulting, Inc. 7.625% 2013	2,300	2,343
		114,346

TELECOMMUNICATION SERVICES — 3.34%
Verizon Communications Inc. 3.75% 2011	111,950	115,478
ALLTEL Corp. 7.00% 2012	18,299	20,197
Verizon Global Funding Corp. 7.375% 2012	11,835	13,349
Verizon Communications Inc. 5.25% 2013	14,500	15,642
Verizon Communications Inc. 5.55% 2014	14,710	15,979
Verizon Communications Inc. 5.50% 2018	8,540	8,927
Verizon Communications Inc. 6.10% 2018	24,000	26,129
Verizon Communications Inc. 8.50% 2018	16,000	19,878
Verizon Communications Inc. 8.75% 2018	34,000	42,535
Verizon Communications Inc. 6.35% 2019	3,500	3,868
Telecom Italia Capital SA 4.875% 2010	1,260	1,290
Olivetti Finance NV 7.25% 2012	€8,830	13,870
Telecom Italia Capital SA, Series B, 5.25% 2013	$5,480	5,769
Telecom Italia Capital SA 4.95% 2014	9,867	10,238
Telecom Italia Capital SA 5.25% 2015	77,500	81,130
Telecom Italia Capital SA 6.999% 2018	8,400	9,257
Telecom Italia Capital SA 7.175% 2019	41,500	46,348
Telecom Italia SpA 7.75% 2033	€8,270	14,033
Telecom Italia Capital SA 7.20% 2036	$2,000	2,182
Telecom Italia Capital SA 7.721% 2038	24,000	27,718
AT&T Wireless Services, Inc. 7.875% 2011	15,355	16,502
SBC Communications Inc. 5.875% 2012	20,337	22,216
AT&T Wireless Services, Inc. 8.125% 2012	12,630	14,279
AT&T Inc. 4.95% 2013	20,750	22,153
Centennial Communications Corp. 6.04% 20131	6,500	6,500
Centennial Communications Corp. 10.00% 2013	2,750	2,888
SBC Communications Inc. 5.10% 2014	4,745	5,109
SBC Communications Inc. 5.625% 2016	45,200	48,621
AT&T Inc. 5.50% 2018	7,910	8,267
AT&T Inc. 5.60% 2018	6,620	6,949
AT&T Inc. 5.80% 2019	11,550	12,334
SBC Communications Inc. 6.45% 2034	11,175	11,430
AT&T Inc. 6.55% 2039	12,000	12,686
Vodafone Group PLC 7.75% 2010	20,000	20,153
Vodafone Group PLC 5.625% 2017	26,580	28,274
Vodafone Group PLC 5.45% 2019	25,000	25,935
Vodafone Group PLC 6.15% 2037	6,000	6,271
France Télécom 7.75% 20111	32,000	34,306
France Télécom 7.25% 2013	€4,800	7,781
France Télécom 4.375% 2014	19,010	19,885
France Télécom 5.375% 2019	12,690	13,402
Sprint Nextel Corp. 0.651% 20101	1,865	1,836
Sprint Capital Corp. 7.625% 2011	500	514
Sprint Capital Corp. 8.375% 2012	900	936
Nextel Communications, Inc., Series E, 6.875% 2013	25,330	24,697
Nextel Communications, Inc., Series F, 5.95% 2014	39,045	36,654
Nextel Communications, Inc., Series D, 7.375% 2015	9,200	8,993
Cricket Communications, Inc. 9.375% 2014	30,110	30,411
Cricket Communications, Inc. 10.00% 2015	1,000	1,019
Cricket Communications, Inc. 7.75% 2016	20,225	20,276
Qwest Capital Funding, Inc. 7.90% 2010	1,400	1,435
Qwest Capital Funding, Inc. 7.25% 2011	36,450	37,179
Qwest Communications International Inc. 7.25% 2011	6,000	6,060
Qwest Corp. 7.875% 2011	1,000	1,053
Deutsche Telekom International Finance BV 5.875% 2013	4,000	4,332
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,058
Deutsche Telekom International Finance BV 6.75% 2018	10,000	11,214
MetroPCS Wireless, Inc. 9.25% 2014	14,475	14,728
MetroPCS Wireless, Inc. 9.25% 2014	13,950	14,194
Crown Castle International Corp. 9.00% 2015	15,275	16,306
Crown Castle International Corp. 7.75% 20172	9,675	10,352
American Tower Corp. 4.625% 20152	14,875	15,063
American Tower Corp. 7.00% 2017	5,950	6,619
American Tower Corp. 7.25% 20192	3,750	4,200
Windstream Corp. 8.125% 2013	18,150	18,921
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,938
Windstream Corp. 8.625% 2016	3,300	3,374
Clearwire Communications LLC/Finance 12.00% 20152	16,900	17,238
Clearwire Communications LLC/Finance 12.00% 20152	4,500	4,590
Digicel Group Ltd. 12.00% 20142	12,025	13,543
Digicel Group Ltd. 8.875% 20152	7,150	6,971
Digicel Group Ltd. 8.875% 2015	400	390
Telefónica Emisiones, SAU 4.949% 2015	13,150	14,072
Telefónica Emisiones, SAU 6.421% 2016	5,750	6,391
Wind Acquisition SA 11.75% 20172	17,275	18,959
British Telecommunications PLC 5.95% 2018	17,472	17,786
PCCW-HKT Capital Ltd. 8.00% 20111,2	15,000	16,183
Intelsat, Ltd. 8.50% 2013	4,000	4,100
Intelsat, Ltd. 8.875% 2015	4,275	4,446
Intelsat Jackson Holding Co., Series B, 8.875% 20152	1,950	2,028
Intelsat Jackson Holding Co. 9.50% 2016	2,100	2,258
Intelsat Jackson Holding Co. 8.50% 20192	1,175	1,216
Koninklijke KPN NV 4.75% 2017	€3,500	5,177
Koninklijke KPN NV 8.375% 2030	$5,200	6,533
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,768
Singapore Telecommunications Ltd. 6.375% 20112	2,050	2,223
Singapore Telecommunications Ltd. 7.375% 20312	3,800	4,722
SK Telecom Co., Ltd. 4.25% 20112	6,000	6,104
SBA Telecommunications, Inc. 8.00% 20162	3,750	3,938
Orascom Telecom 7.875% 20142	3,275	2,980
Hawaiian Telcom Communications, Inc. 8.765% 20131,5	3,605	81
Hawaiian Telcom Communications, Inc. 9.75% 20135	7,715	174
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,3,4,6	2,155	1,579
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20155	3,050	—
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,691
Nordic Telephone Co. Holding ApS 8.875% 20162	$1,000	1,063
Trilogy International Partners LLC, Term Loan B, 3.751% 20121,3,4	275	240
		1,320,564

UTILITIES — 3.08%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	46,600	50,480
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	2,880	3,008
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	3,500	3,658
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	54,977
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	16,347
MidAmerican Energy Co. 5.125% 2013	7,500	7,987
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,133
MidAmerican Energy Co. 4.65% 2014	5,000	5,278
MidAmerican Energy Co. 5.95% 2017	3,000	3,232
MidAmerican Energy Co. 5.30% 2018	5,000	5,161
PacifiCorp., First Mortgage Bonds, 5.65% 2018	3,800	4,088
MidAmerican Energy Holdings Co. 5.75% 2018	47,700	50,357
MidAmerican Energy Holdings Co. 6.125% 2036	5,000	5,138
FirstEnergy Solutions Corp. 4.80% 2015	10,000	10,218
Ohio Edison Co. 6.40% 2016	13,750	14,796
Jersey Central Power & Light Co. 5.65% 2017	3,000	3,097
Pennsylvania Electric Co. 6.05% 2017	5,165	5,383
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	30,420
Jersey Central Power & Light Co. 7.35% 2019	1,700	1,933
Toledo Edison Co. 7.25% 2020	10,000	11,433
Ohio Edison Co. 6.875% 2036	2,315	2,481
E.ON International Finance BV 5.80% 20182	70,425	75,762
Edison Mission Energy 7.50% 2013	5,000	4,725
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	3,500	3,664
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,176
Edison Mission Energy 7.75% 2016	6,025	5,151
Midwest Generation, LLC, Series B, 8.56% 20163	17,347	17,521
Edison Mission Energy 7.00% 2017	6,825	5,426
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	1,000	1,069
Edison Mission Energy 7.20% 2019	15,450	11,781
Homer City Funding LLC 8.734% 20263	13,550	13,143
Edison Mission Energy 7.625% 2027	6,900	4,709
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,492
Energy East Corp. 6.75% 2012	7,155	7,825
Iberdrola Finance Ireland 3.80% 20142	26,475	26,623
Scottish Power PLC 5.375% 2015	31,415	33,393
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,629
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	5,000	5,190
Consumers Energy Co. 5.65% 2018	18,325	19,197
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	30,575	33,157
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	2,688
Niagara Mohawk Power 3.553% 20142	15,565	15,534
National Grid PLC 6.30% 2016	37,605	40,953
National Grid Co. PLC 5.875% 2024	£170	278
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	$5,000	5,356
Progress Energy, Inc. 6.05% 2014	2,100	2,301
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,570
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,386
Progress Energy, Inc. 7.05% 2019	32,900	36,870
Veolia Environnement 5.25% 2013	18,235	19,300
Veolia Environnement 6.00% 2018	11,445	12,105
Veolia Environnement 6.125% 2033	€13,640	21,267
Israel Electric Corp. Ltd. 7.25% 20192	$29,800	32,327
Israel Electric Corp. 7.25% 2019	4,375	4,746
Israel Electric Corp. Ltd. 8.10% 20962	6,250	6,476
Enel Finance International 3.875% 20142	32,890	33,326
ENEL SpA 5.625% 2027	€5,760	8,786
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.735% 20141,3,4	$14,432	11,758
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	12,215	9,955
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	9,505	7,747
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	751
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,563
Sierra Pacific Resources 8.625% 2014	900	937
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,740
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	5,975	6,339
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	10,781
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	2,500	2,796
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 20122	3,060	3,120
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20162	1,475	1,425
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20172	12,000	11,450
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	2,576
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20362	11,110	10,153
AES Corp. 9.375% 2010	129	134
AES Corp. 8.75% 20132	624	643
AES Corp. 7.75% 2015	11,575	11,807
AES Corp. 8.00% 2017	10,000	10,313
AES Corp. 8.00% 2020	3,350	3,425
PSEG Power LLC 7.75% 2011	16,410	17,565
Public Service Electric and Gas Co., Series E, 5.30% 2018	4,990	5,247
PSEG Power LLC 8.625% 2031	2,360	3,059
Intergen Power 9.00% 20172	23,450	24,564
Ohio Power Co., Series H, 4.85% 2014	5,965	6,238
Ohio Power Co., Series K, 6.00% 2016	15,000	15,924
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,147
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,963
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,287
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,282
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,853
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,299
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,554
Union Electric Co. 4.65% 2013	3,000	3,081
Ameren Corp. 8.875% 2014	7,000	7,870
Union Electric Co. 5.40% 2016	5,750	5,924
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	6,821
Public Service Co. of Colorado 5.80% 2018	6,300	6,845
Public Service Co. of Colorado 5.125% 2019	4,350	4,533
Electricité de France SA 5.50% 20142	1,300	1,415
Electricité de France SA 6.50% 20192	14,250	16,025
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	2,064
Pacific Gas and Electric Co. 6.25% 2013	1,550	1,727
PG&E Corp. 5.75% 2014	2,000	2,158
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,892
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,190
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	9,900	11,282
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20283	10,687	10,555
NRG Energy, Inc. 7.25% 2014	4,200	4,263
NRG Energy, Inc. 7.375% 2016	5,500	5,521
NRG Energy, Inc. 7.375% 2017	700	704
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,543
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,459
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,620
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,797
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,564
SP PowerAssets Ltd. 5.00% 20132	8,000	8,468
Alabama Power Co., Series R, 4.70% 2010	2,250	2,326
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,661
Alabama Power Co., Series 2008-B, 5.80% 2013	4,000	4,387
Kern River Funding Corp. 4.893% 20182,3	7,365	7,359
Florida Power & Light Co. 4.85% 2013	5,000	5,297
Korea East-West Power Co., Ltd. 4.875% 20112	5,000	5,052
Enersis SA 7.375% 2014	3,000	3,350
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,3	2,667	2,676
		1,220,331

HEALTH CARE — 2.73%
Pharmaceuticals, biotechnology & life sciences — 1.53%
Roche Holdings Inc. 5.00% 20142	45,250	48,597
Roche Holdings Inc. 6.00% 20192	87,750	96,939
Roche Holdings Inc. 7.00% 20392	11,060	13,445
Schering-Plough Corp. 5.30% 20131	14,559	16,015
Schering-Plough Corp. 5.375% 2014	€13,155	20,623
Merck & Co., Inc. 4.00% 2015	$5,000	5,221
Schering-Plough Corp. 6.00% 2017	49,240	54,778
Merck & Co., Inc. 5.00% 2019	27,380	28,514
Pfizer Inc. 4.45% 2012	11,040	11,683
Pfizer Inc. 5.35% 2015	5,000	5,471
Wyeth 5.50% 2016	15,000	16,144
Pfizer Inc. 6.20% 2019	55,870	62,217
Biogen Idec Inc. 6.00% 2013	36,525	38,821
Biogen Idec Inc. 6.875% 2018	27,000	29,107
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	21,486
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	16,206
GlaxoSmithKline Capital Inc. 6.375% 2038	15,000	16,675
Abbott Laboratories 5.125% 2019	29,150	30,546
Abbott Laboratories 6.00% 2039	6,040	6,389
Novartis Capital Corp. 4.125% 2014	13,375	14,073
Novartis Securities Investment Ltd. 5.125% 2019	12,530	13,187
Elan Finance PLC and Elan Finance Corp. 4.273% 20111	1,015	959
Elan Finance PLC and Elan Finance Corp. 4.381% 20131	5,135	4,403
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	11,010	11,010
Elan Finance PLC and Elan Finance Corp. 8.75% 20162	5,850	5,616
AstraZeneca PLC 5.40% 2012	12,000	13,117
Quintiles Transnational 9.50% 20141,2,6	1,980	1,995
		603,237

Health care equipment & services — 1.20%
Cardinal Health, Inc. 5.50% 2013	14,535	15,461
Cardinal Health, Inc. 4.00% 2015	5,500	5,403
Cardinal Health, Inc. 5.80% 2016	12,509	12,600
Cardinal Health, Inc. 5.85% 2017	23,365	23,633
Allegiance Corp. 7.00% 2026	9,635	9,761
Express Scripts Inc. 5.25% 2012	17,105	18,186
Express Scripts Inc. 6.25% 2014	28,133	30,727
HCA Inc., Term Loan B1, 2.501% 20131,3,4	4,262	4,088
HCA Inc. 9.125% 2014	695	735
HCA Inc. 9.25% 2016	775	834
HCA Inc. 9.625% 20161,6	957	1,038
HCA Inc. 8.50% 20192	25,785	27,912
HCA Inc. 7.875% 20202	9,190	9,592
Coventry Health Care, Inc. 5.875% 2012	1,000	1,015
Coventry Health Care, Inc. 6.30% 2014	32,960	32,270
Coventry Health Care, Inc. 5.95% 2017	11,440	10,388
Hospira, Inc. 5.90% 2014	4,510	4,891
Hospira, Inc. 6.40% 2015	2,800	3,103
Hospira, Inc. 6.05% 2017	32,765	34,342
Tenet Healthcare Corp. 7.375% 2013	7,945	8,005
Tenet Healthcare Corp. 9.25% 2015	7,170	7,672
Tenet Healthcare Corp. 8.875% 20192	24,385	26,458
Boston Scientific Corp. 5.45% 2014	1,565	1,651
Boston Scientific Corp. 4.50% 2015	22,780	22,852
Boston Scientific Corp. 5.125% 2017	1,190	1,193
Boston Scientific Corp. 6.00% 2020	13,360	13,676
Boston Scientific Corp. 7.00% 2035	845	833
Boston Scientific Corp. 7.375% 2040	75	81
UnitedHealth Group Inc. 5.25% 2011	2,463	2,553
UnitedHealth Group Inc. 6.00% 2017	24,920	26,119
PTS Acquisition Corp. 10.25% 20151,6	23,511	21,336
Aetna Inc. 5.75% 2011	17,500	18,359
VWR Funding, Inc. 11.25% 20151,6	16,179	16,907
Bausch & Lomb Inc. 9.875% 2015	13,625	14,442
HealthSouth Corp. 10.75% 2016	10,980	11,996
Surgical Care Affiliates, Inc. 9.625% 20151,2,6	3,747	3,466
Surgical Care Affiliates, Inc. 10.00% 20172	7,845	7,257
WellPoint, Inc. 5.00% 2011	1,000	1,034
WellPoint, Inc. 5.00% 2014	810	844
WellPoint, Inc. 5.25% 2016	6,455	6,524
Humana Inc. 6.45% 2016	7,187	7,274
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,701
Viant Holdings Inc. 10.125% 20172	2,929	2,929
Symbion Inc. 11.75% 20151,6	2,474	1,880
United Surgical Partners International Inc. 9.25% 20171,6	820	840
CHS/Community Health Systems, Inc. 8.875% 2015	45	47
		475,908

CONSUMER STAPLES — 1.63%
Food & staples retailing — 1.05%
CVS Caremark Corp. 0.556% 20101	5,000	5,003
CVS Corp. 6.117% 20132,3	715	756
CVS Caremark Corp. 6.60% 2019	28,973	31,760
CVS Caremark Corp. 5.789% 20262,3	14,077	13,153
CVS Caremark Corp. 6.036% 20283	22,165	21,034
CVS Caremark Corp. 6.943% 20303	23,741	23,930
CVS Caremark Corp. 6.125% 2039	3,700	3,679
Kroger Co. 5.00% 2013	18,000	19,050
Kroger Co. 7.50% 2014	9,035	10,321
Kroger Co. 6.40% 2017	56,110	61,389
Kroger Co. 6.15% 2020	3,650	3,914
Delhaize Group 5.875% 2014	6,850	7,364
Delhaize Group 6.50% 2017	26,205	28,502
Delhaize America, Inc. 9.00% 2031	6,850	8,794
Safeway Inc. 6.25% 2014	3,725	4,095
Safeway Inc. 6.35% 2017	20,000	21,922
Safeway Inc. 5.00% 2019	15,000	14,903
Safeway Inc. 7.45% 2027	2,170	2,468
SUPERVALU INC. 7.50% 2012	365	378
Albertson’s, Inc. 7.25% 2013	3,950	4,019
SUPERVALU INC. 7.50% 2014	830	844
SUPERVALU INC. 8.00% 2016	20,525	20,935
Albertson’s, Inc. 8.00% 2031	3,700	3,376
Tesco PLC 5.50% 20172	25,325	26,696
Wal-Mart Stores, Inc. 5.375% 2017	4,500	4,849
Wal-Mart Stores, Inc. 5.80% 2018	12,800	14,228
Wal-Mart Stores, Inc. 5.25% 2035	3,800	3,750
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,297
Stater Bros. Holdings Inc. 7.75% 2015	12,025	12,265
Duane Reade Inc. 11.75% 2015	12,687	13,829
Tops Markets 10.125% 20152	9,075	9,393
Walgreen Co. 4.875% 2013	5,000	5,374
Costco Wholesale Corp. 5.30% 2012	3,000	3,238
Ingles Markets, Inc. 8.875% 2017	2,550	2,665
		417,173

Food, beverage & tobacco — 0.58%
Anheuser-Busch InBev NV 7.20% 20142	25,000	28,379
Anheuser-Busch InBev NV 4.125% 20152	37,250	37,865
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,530
Anheuser-Busch InBev NV 6.875% 20192	$7,740	8,657
Anheuser-Busch InBev NV 7.75% 20192	18,367	21,540
Anheuser-Busch InBev NV 5.375% 20202	17,600	17,991
Altria Group, Inc. 9.70% 2018	7,925	9,812
Altria Group, Inc. 9.25% 2019	27,800	33,934
British American Tobacco International Finance PLC 9.50% 20182	13,000	16,535
Smithfield Foods, Inc., Series B, 7.75% 2013	150	146
Smithfield Foods, Inc. 10.00% 20142	8,150	8,883
Smithfield Foods, Inc. 7.75% 2017	3,825	3,548
Constellation Brands, Inc. 8.375% 2014	2,075	2,220
Constellation Brands, Inc. 7.25% 2017	9,945	10,131
Coca-Cola Co. 4.875% 2019	7,500	7,827
Tyson Foods, Inc. 10.50% 2014	4,750	5,451
Tyson Foods, Inc. 7.85% 20161	1,000	1,030
CEDC Finance Corp. 9.125% 20162	3,500	3,623
H.J Heinz Co. 7.125% 20392	2,600	2,949
Diageo Capital PLC 5.75% 2017	1,437	1,549
Cott Beverages Inc. 8.375% 20172	1,000	1,035
Dole Food Co., Inc. 8.875% 2011	104	105
		227,740

Household & personal products — 0.00%
Elizabeth Arden, Inc. 7.75% 2014	1,625	1,609

MATERIALS — 1.30%
Rio Tinto Finance (USA) Ltd. 5.875% 2013	50,500	54,535
Rio Tinto Finance (USA) Ltd. 8.95% 2014	7,465	8,954
Rio Tinto Finance (USA) Ltd. 9.00% 2019	24,420	30,957
Rio Tinto Finance (USA) Ltd. 7.125% 2028	2,000	2,270
Dow Chemical Co. 7.60% 2014	26,400	30,069
Dow Chemical Co. 5.70% 2018	1,700	1,730
Dow Chemical Co. 8.55% 2019	30,170	36,057
Dow Chemical Co. 9.40% 2039	1,350	1,790
International Paper Co. 7.40% 2014	32,610	36,357
International Paper Co. 7.95% 2018	7,400	8,549
International Paper Co. 9.375% 2019	2,470	3,041
International Paper Co. 7.50% 2021	4,330	4,861
International Paper Co. 7.30% 2039	5,465	5,816
Freeport-McMoRan Copper & Gold Inc. 3.881% 20151	10,011	9,967
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	6,350	6,929
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	30,070	32,972
BHP Billiton Finance (USA) Ltd. 5.50% 2014	18,295	20,086
BHP Billiton Finance (USA) Ltd. 6.50% 2019	7,500	8,618
Nalco Co. 8.875% 2013	5,650	5,848
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	2,254	2,310
Nalco Co., Term Loan B, 5.75% 20161,3,4	736	745
Nalco Co. 8.25% 20172	15,000	16,013
CRH America Inc. 6.95% 2012	1,590	1,723
CRH Finance BV 7.375% 20141	€4,394	7,161
CRH America, Inc. 6.00% 2016	$980	1,025
CRH America, Inc. 8.125% 2018	12,275	14,339
Owens-Brockway Glass Container Inc. 8.25% 2013	2,900	2,994
Owens-Brockway Glass Container Inc. 7.375% 2016	10,545	10,940
Georgia Gulf Corp. 9.00% 20172	12,975	13,170
Smurfit Kappa Acquisition 7.25% 2017	€2,200	3,108
Smurfit Kappa Acquisition 7.75% 2019	6,570	9,310
Smurfit Capital Funding PLC 7.50% 2025	$800	686
Reynolds Group 7.75% 20162	10,985	11,287
CEMEX Finance LLC 9.50% 20162	9,450	9,946
C5 Capital (SPV) Ltd. 6.196% (undated)1,2	100	69
C8 Capital (SPV) Ltd. 6.64% (undated)1	350	243
C10 Capital (SPV) Ltd. 6.722% (undated)1,2	950	671
C10 Capital (SPV) Ltd. 6.722% (undated)1	100	71
Georgia-Pacific Corp. 8.125% 2011	2,065	2,179
Georgia-Pacific LLC 8.25% 20162	7,800	8,307
Teck Resources Ltd. 9.75% 2014	8,000	9,270
Ball Corp. 7.125% 2016	4,990	5,140
Ball Corp. 7.375% 2019	3,480	3,593
Gerdau Holdings Inc. 7.00% 20202	7,500	7,744
Plastipak Holdings, Inc. 8.50% 20152	7,165	7,389
Holcim Ltd. 6.00% 20192	3,525	3,676
Holcim Ltd. 6.875% 20392	3,500	3,688
Lafarge 6.15% 2011	5,690	5,932
Newpage Corp. 11.375% 20142	5,195	5,273
Praxair, Inc. 4.375% 2014	1,850	1,953
Praxair, Inc. 4.625% 2015	2,500	2,662
Rockwood Specialties Group, Inc. 7.50% 2014	3,345	3,395
Rockwood Specialties Group, Inc. 7.625% 2014	€500	718
Arbermarle Corp. 5.10% 2015	$3,656	3,649
Graphic Packaging International, Inc. 9.50% 2017	3,415	3,637
Airgas, Inc. 7.125% 20182	3,250	3,400
Yara International ASA 7.875% 20192	2,675	3,059
Associated Materials Inc. 9.875% 20162	2,250	2,385
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,117
ICI Wilmington, Inc. 5.625% 2013	2,000	2,089
Stora Enso Oyj 6.404% 20162	2,000	1,798
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,580
Lubrizol Corp. 8.875% 2019	1,000	1,245
Solutia Inc. 8.75% 2017	610	638
Rock-Tenn Co. 9.25% 20162	515	562
Neenah Paper, Inc. 7.375% 2014	560	514
		512,809

INFORMATION TECHNOLOGY — 1.08%
Semiconductors & semiconductor equipment — 0.57%
NXP BV and NXP Funding LLC 3.034% 20131	17,595	14,670
NXP BV and NXP Funding LLC 3.492% 20131	€6,075	6,875
NXP BV and NXP Funding LLC 10.00% 20139	$6,882	7,045
NXP BV and NXP Funding LLC 7.875% 2014	25,085	22,890
NXP BV and NXP Funding LLC 8.625% 2015	€11,375	12,139
NXP BV and NXP Funding LLC 9.50% 2015	$20,170	17,296
Freescale Semiconductor, Inc., Term Loan B, 1.985% 20131,3,4	5,280	4,634
Freescale Semiconductor, Inc. 8.875% 2014	21,150	19,511
Freescale Semiconductor, Inc. 9.875% 20141,6	19,440	17,277
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20143,4	18,575	19,156
Freescale Semiconductor, Inc. 10.125% 2016	10,792	8,741
KLA-Tencor Corp. 6.90% 2018	43,175	45,498
National Semiconductor Corp. 6.15% 2012	3,700	3,878
National Semiconductor Corp. 6.60% 2017	23,000	23,595
Advanced Micro Devices, Inc. 8.125% 20172	3,075	3,079
		226,284

Technology hardware & equipment — 0.30%
Sanmina-SCI Corp. 6.75% 2013	15,675	15,538
Sanmina-SCI Corp. 3.004% 20141,2	16,346	15,079
Sanmina-SCI Corp. 8.125% 2016	12,490	12,521
Electronic Data Systems Corp., Series B, 6.00% 20131	28,625	31,668
Electronic Data Systems Corp. 7.45% 2029	4,520	5,363
Jabil Circuit, Inc. 8.25% 2018	16,975	18,248
Cisco Systems, Inc. 2.90% 2014	10,000	9,993
Cisco Systems, Inc. 5.50% 2016	2,000	2,199
Cisco Systems, Inc. 4.95% 2019	3,500	3,594
Cisco Systems, Inc. 4.45% 2020	2,500	2,458
Sensata Technologies BV 8.00% 20141	2,475	2,438
		119,099

Software & services — 0.21%
First Data Corp., Term Loan B2, 2.999% 20141,3,4	17,402	15,507
First Data Corp. 9.875% 2015	10,975	10,289
First Data Corp. 9.875% 2015	2,975	2,789
SunGard Data Systems Inc. 9.125% 2013	19,613	20,201
Oracle Corp. 3.75% 2014	16,500	17,043
Serena Software, Inc. 10.375% 2016	11,262	10,882
Ceridian Corp. 11.25% 2015	7,450	7,143
		83,854

Total corporate bonds & notes		13,647,230

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 28.92%
U.S. Treasury 0.875% 20108,10	26,701	26,795
U.S. Treasury 2.00% 2010	30,000	30,359
U.S. Treasury 0.875% 2011	30,000	30,039
U.S. Treasury 1.00% 2011	129,450	129,660
U.S. Treasury 1.125% 2011	262,675	262,793
U.S. Treasury 1.125% 2011	146,100	146,705
U.S. Treasury 1.75% 2011	177,959	180,221
U.S. Treasury 2.375% 20118,10	25,975	26,779
U.S. Treasury 4.50% 2011	27,475	28,682
U.S. Treasury 4.625% 2011	133,500	142,657
U.S. Treasury 4.875% 2011	20,000	21,068
U.S. Treasury 4.875% 2011	10,000	10,621
U.S. Treasury 5.125% 2011	20,000	21,255
U.S. Treasury 1.375% 2012	70,525	70,026
U.S. Treasury 1.50% 2012	125,815	126,026
U.S. Treasury 1.75% 2012	50,000	50,330
U.S. Treasury 3.00% 20128,10	17,132	18,463
U.S. Treasury 4.25% 2012	100,000	107,328
U.S. Treasury 4.875% 2012	54,825	59,001
U.S. Treasury 2.00% 2013	220,540	219,402
U.S. Treasury 1.875% 20138,10	58,849	62,108
U.S. Treasury 2.75% 2013	132,160	135,377
U.S. Treasury 2.75% 2013	50,000	51,524
U.S. Treasury 3.125% 2013	50,000	51,969
U.S. Treasury 3.375% 2013	175,260	183,995
U.S. Treasury 3.50% 2013	50,805	53,547
U.S. Treasury 3.625% 2013	105,400	111,621
U.S. Treasury 3.875% 2013	75,000	79,895
U.S. Treasury 4.25% 2013	654,036	705,953
U.S. Treasury 1.75% 2014	461,170	452,505
U.S. Treasury 1.75% 2014	89,355	87,253
U.S. Treasury 1.875% 2014	158,400	155,813
U.S. Treasury 1.875% 2014	100,000	97,961
U.S. Treasury 2.25% 2014	111,500	110,760
U.S. Treasury 2.00% 20148,10	11,468	12,176
U.S. Treasury 2.00% 20148,10	144,514	153,177
U.S. Treasury 2.625% 2014	204,800	205,871
U.S. Treasury 4.00% 2014	12,800	13,690
U.S. Treasury 4.25% 2014	14,150	15,246
U.S. Treasury 1.625% 20158,10	77,776	81,041
U.S. Treasury 4.00% 2015	241,630	256,874
U.S. Treasury 4.125% 2015	155,380	165,716
U.S. Treasury 4.25% 2015	154,000	164,876
U.S. Treasury 11.25% 2015	133,500	188,423
U.S. Treasury 2.375% 2016	237,400	227,180
U.S. Treasury 2.625% 2016	389,250	377,269
U.S. Treasury 2.625% 2016	50,000	48,656
U.S. Treasury 2.75% 2016	15,000	14,443
U.S. Treasury 3.00% 2016	232,585	228,787
U.S. Treasury 3.125% 2016	86,750	85,673
U.S. Treasury 3.25% 2016	130,915	131,478
U.S. Treasury 3.25% 2016	100,750	100,946
U.S. Treasury 3.25% 2016	21,300	21,365
U.S. Treasury 5.125% 2016	56,500	63,024
U.S. Treasury 7.50% 2016	15,250	19,228
U.S. Treasury 2.375% 20178,10	10,719	11,599
U.S. Treasury 4.50% 2017	153,250	163,893
U.S. Treasury 4.625% 2017	92,375	99,786
U.S. Treasury 8.75% 2017	25,000	33,811
U.S. Treasury 8.875% 2017	67,320	91,808
U.S. Treasury 3.50% 2018	749,735	743,730
U.S. Treasury 3.75% 2018	610,825	610,898
U.S. Treasury 3.875% 2018	107,500	109,179
U.S. Treasury 4.00% 2018	50,000	51,080
U.S. Treasury 2.75% 2019	22,474	20,696
U.S. Treasury 3.125% 2019	797,090	754,964
U.S. Treasury 3.375% 2019	105,600	101,590
U.S. Treasury 3.625% 2019	148,220	145,748
U.S. Treasury 8.125% 2019	20,000	26,929
U.S. Treasury 8.50% 2020	31,900	44,226
U.S. Treasury 7.125% 2023	25,000	32,082
U.S. Treasury 7.50% 2024	18,575	24,846
U.S. Treasury 6.875% 2025	93,610	118,877
U.S. Treasury 6.00% 2026	39,000	45,648
U.S. Treasury 6.125% 2027	18,475	22,020
U.S. Treasury 6.25% 2030	8,250	10,084
U.S. Treasury 4.50% 2036	286,367	282,249
U.S. Treasury 4.375% 2038	129,610	124,506
U.S. Treasury 3.50% 2039	17,265	14,152
U.S. Treasury 4.25% 2039	14,280	13,403
U.S. Treasury 4.375% 2039	5,000	4,787
U.S. Treasury 4.50% 2039	48,500	47,424
U.S. Treasury Principal Strip 0% 2039	29,000	7,189
Federal Home Loan Bank 1.75% 2012	69,000	68,997
Federal Home Loan Bank 4.50% 2012	50,000	53,706
Federal Home Loan Bank 3.625% 2013	93,000	97,288
Federal Home Loan Bank 5.375% 2016	25,000	27,604
Freddie Mac 3.125% 2010	73,990	74,197
Freddie Mac 5.25% 2011	20,000	21,275
Freddie Mac 1.75% 2012	60,000	60,269
Freddie Mac 2.125% 2012	20,000	20,176
Freddie Mac 2.50% 2014	37,000	36,822
Freddie Mac 5.50% 2016	30,000	33,458
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,008
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.253% 20121	11,020	11,034
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.414% 20121	50,000	49,996
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,115
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	19,979
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,047
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,107
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	12,550	12,668
Fannie Mae 1.00% 2011	15,000	14,928
Fannie Mae 1.75% 2011	30,000	30,312
Fannie Mae 6.125% 2012	20,000	22,026
Fannie Mae 2.50% 2014	17,250	17,170
Fannie Mae 2.625% 2014	12,000	11,886
Fannie Mae 3.00% 2014	13,500	13,626
Fannie Mae 5.375% 2017	17,000	18,795
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	8,250	8,325
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.80% 2011	9,665	9,754
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	40,000	40,162
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	29,674
CoBank ACB 7.875% 20182	22,115	23,999
CoBank ACB 0.854% 20221,2	46,470	34,611
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	15,000	14,921
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	20,000	20,118
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,952
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,200
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	17,808
Federal Agricultural Mortgage Corp. 4.875% 20112	10,000	10,460
Federal Agricultural Mortgage Corp. 5.125% 20172	5,000	5,226
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	4,961
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,063
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,295
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,693
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,286
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,622
		11,451,453

MORTGAGE-BACKED OBLIGATIONS — 23.78%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS3 — 17.76%
Fannie Mae 4.89% 2012	25,000	26,262
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	5,570	5,971
Fannie Mae 4.00% 2019	25,995	26,605
Fannie Mae 4.50% 2019	16,651	17,320
Fannie Mae 4.50% 2019	15,861	16,513
Fannie Mae 5.50% 2019	153	164
Fannie Mae 5.50% 2020	12,891	13,763
Fannie Mae 5.50% 2020	1,459	1,557
Fannie Mae 11.236% 20201	209	238
Fannie Mae 4.50% 2021	65,874	68,334
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	18,005	18,650
Fannie Mae 5.50% 2022	1,746	1,850
Fannie Mae 5.50% 2022	830	879
Fannie Mae 4.50% 2023	21,690	22,363
Fannie Mae 4.50% 2023	15,678	16,161
Fannie Mae 5.00% 2023	15,426	16,141
Fannie Mae 5.00% 2023	15,137	15,838
Fannie Mae 5.00% 2023	12,920	13,518
Fannie Mae 5.00% 2023	10,967	11,475
Fannie Mae 5.00% 2023	10,412	10,894
Fannie Mae 5.00% 2023	9,461	9,899
Fannie Mae 5.00% 2023	7,733	8,091
Fannie Mae 5.00% 2023	6,924	7,260
Fannie Mae 5.50% 2023	39,455	41,853
Fannie Mae 5.50% 2023	34,295	36,444
Fannie Mae 5.50% 2023	3,962	4,195
Fannie Mae 5.50% 2023	2,567	2,720
Fannie Mae 5.50% 2023	1,993	2,111
Fannie Mae 6.00% 2023	3,841	4,115
Fannie Mae 4.00% 2024	129,874	130,894
Fannie Mae 4.00% 2024	48,418	48,787
Fannie Mae 4.00% 2024	48,216	48,583
Fannie Mae 4.00% 2024	46,495	46,849
Fannie Mae 4.00% 2024	45,706	46,054
Fannie Mae 4.00% 2024	35,836	36,109
Fannie Mae 4.00% 2024	23,693	23,874
Fannie Mae 4.00% 2024	23,666	23,846
Fannie Mae 4.00% 2024	23,486	23,671
Fannie Mae 4.00% 2024	11,436	11,523
Fannie Mae 4.50% 2024	130,431	134,405
Fannie Mae 4.50% 2024	52,153	53,724
Fannie Mae 4.50% 2024	50,580	52,121
Fannie Mae 4.50% 2024	47,569	49,018
Fannie Mae 4.50% 2024	45,962	47,347
Fannie Mae 4.50% 2024	45,772	47,167
Fannie Mae 4.50% 2024	39,446	40,648
Fannie Mae 4.50% 2024	37,899	39,040
Fannie Mae 4.50% 2024	30,567	31,488
Fannie Mae 4.50% 2024	27,750	28,586
Fannie Mae 4.50% 2024	23,675	24,410
Fannie Mae 4.50% 2024	20,130	20,736
Fannie Mae 4.50% 2024	17,570	18,100
Fannie Mae 4.50% 2024	16,469	16,965
Fannie Mae 4.50% 2024	16,071	16,555
Fannie Mae 4.50% 2024	13,537	13,945
Fannie Mae 4.50% 2024	8,624	8,884
Fannie Mae 4.50% 2024	8,349	8,601
Fannie Mae 4.50% 2024	8,217	8,465
Fannie Mae 4.50% 2024	7,868	8,105
Fannie Mae 4.50% 2024	7,353	7,575
Fannie Mae 4.50% 2024	7,328	7,549
Fannie Mae 4.50% 2024	5,854	6,031
Fannie Mae 4.50% 2024	4,909	5,057
Fannie Mae 4.50% 2024	4,399	4,531
Fannie Mae 5.00% 2024	45,206	47,300
Fannie Mae 5.50% 2024	36,155	38,353
Fannie Mae 5.50% 2024	25,371	26,905
Fannie Mae 6.00% 2024	10,400	11,086
Fannie Mae, Series 2001-4, Class GA, 10.037% 20251	394	450
Fannie Mae, Series 2001-4, Class NA, 11.829% 20251	1,530	1,725
Fannie Mae 5.123% 20261	484	504
Fannie Mae 6.00% 2026	24,792	26,428
Fannie Mae 5.50% 2027	18,182	19,177
Fannie Mae 6.00% 2028	7,254	7,705
Fannie Mae 6.00% 2028	6,889	7,343
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,809	1,377
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	590	666
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	4,904	5,266
Fannie Mae, Series 2001-20, Class E, 9.622% 20311	69	78
Fannie Mae 6.50% 2032	581	623
Fannie Mae 5.50% 2033	26,138	27,486
Fannie Mae 6.50% 2034	869	931
Fannie Mae 4.603% 20351	9,383	9,735
Fannie Mae 5.50% 2035	33,850	35,595
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	5,572	5,935
Fannie Mae 6.50% 2035	8,722	9,422
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	7,971	6,100
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	7,354	6,024
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,674	1,359
Fannie Mae 5.00% 2036	107,693	110,726
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	6,833	7,201
Fannie Mae 6.00% 2036	56,074	59,570
Fannie Mae 6.00% 2036	20,804	22,147
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	18,596	19,865
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	16,603	17,685
Fannie Mae 6.00% 2036	9,954	10,589
Fannie Mae 6.00% 2036	6,713	7,145
Fannie Mae 6.50% 2036	22,212	23,842
Fannie Mae 6.50% 2036	21,485	23,081
Fannie Mae 6.50% 2036	12,833	13,773
Fannie Mae 6.50% 2036	7,437	8,039
Fannie Mae 6.50% 2036	4,725	5,076
Fannie Mae 7.00% 2036	1,721	1,886
Fannie Mae 7.00% 2036	1,374	1,508
Fannie Mae 7.50% 2036	1,307	1,423
Fannie Mae 7.50% 2036	532	579
Fannie Mae 8.00% 2036	2,294	2,517
Fannie Mae 5.259% 20371	1,530	1,623
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	27,360	28,958
Fannie Mae 5.506% 20371	21,831	22,998
Fannie Mae 5.61% 20371	34,976	36,878
Fannie Mae 5.616% 20371	10,667	11,243
Fannie Mae 5.684% 20371	16,677	17,582
Fannie Mae 5.785% 20371	18,115	19,166
Fannie Mae 5.967% 20371	26,879	28,432
Fannie Mae 6.00% 2037	108,684	115,307
Fannie Mae 6.00% 2037	72,294	76,725
Fannie Mae 6.00% 2037	44,206	46,915
Fannie Mae 6.00% 2037	41,387	43,949
Fannie Mae 6.00% 2037	34,684	36,809
Fannie Mae 6.00% 2037	29,194	30,973
Fannie Mae 6.00% 2037	19,884	21,103
Fannie Mae 6.00% 2037	11,478	12,189
Fannie Mae 6.00% 2037	10,773	11,379
Fannie Mae 6.00% 2037	7,568	7,994
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	3,786	4,046
Fannie Mae 6.00% 2037	3,310	3,531
Fannie Mae 6.083% 20371	17,032	17,948
Fannie Mae 6.428% 20371	8,956	9,467
Fannie Mae 6.50% 2037	31,179	33,447
Fannie Mae 6.50% 2037	27,707	29,722
Fannie Mae 6.50% 2037	23,224	24,913
Fannie Mae 6.50% 2037	23,143	24,703
Fannie Mae 6.50% 2037	20,318	21,709
Fannie Mae 6.50% 2037	20,079	21,529
Fannie Mae 6.50% 2037	15,085	16,174
Fannie Mae 6.50% 2037	1,455	1,560
Fannie Mae 6.646% 20371	10,670	11,250
Fannie Mae 7.00% 2037	37,601	41,260
Fannie Mae 7.00% 2037	29,699	32,366
Fannie Mae 7.00% 2037	11,547	12,584
Fannie Mae 7.00% 2037	11,536	12,572
Fannie Mae 7.00% 2037	1,585	1,739
Fannie Mae 7.00% 2037	1,516	1,664
Fannie Mae 7.00% 2037	822	902
Fannie Mae 7.00% 2037	655	719
Fannie Mae 7.50% 2037	5,706	6,258
Fannie Mae 7.50% 2037	3,342	3,638
Fannie Mae 7.50% 2037	3,094	3,368
Fannie Mae 7.50% 2037	2,818	3,068
Fannie Mae 7.50% 2037	1,806	1,965
Fannie Mae 7.50% 2037	1,701	1,852
Fannie Mae 7.50% 2037	1,689	1,839
Fannie Mae 7.50% 2037	1,511	1,644
Fannie Mae 7.50% 2037	1,243	1,353
Fannie Mae 7.50% 2037	1,197	1,303
Fannie Mae 7.50% 2037	1,118	1,217
Fannie Mae 7.50% 2037	1,069	1,164
Fannie Mae 7.50% 2037	1,003	1,092
Fannie Mae 7.50% 2037	913	994
Fannie Mae 7.50% 2037	723	787
Fannie Mae 7.50% 2037	571	621
Fannie Mae 7.50% 2037	554	599
Fannie Mae 7.50% 2037	493	540
Fannie Mae 7.50% 2037	494	538
Fannie Mae 7.50% 2037	399	435
Fannie Mae 8.00% 2037	2,648	2,908
Fannie Mae 8.00% 2037	2,140	2,302
Fannie Mae 8.00% 2037	1,669	1,795
Fannie Mae 8.00% 2037	1,488	1,650
Fannie Mae 8.00% 2037	1,147	1,258
Fannie Mae 5.00% 2038	16,665	17,124
Fannie Mae 5.00% 2038	8,200	8,425
Fannie Mae 5.013% 20381	15,274	16,041
Fannie Mae 5.314% 20381	12,344	12,950
Fannie Mae 5.50% 2038	293,956	308,088
Fannie Mae 5.50% 2038	50,607	53,122
Fannie Mae 5.50% 2038	40,472	42,433
Fannie Mae 5.50% 2038	38,756	40,634
Fannie Mae 5.50% 2038	38,148	39,981
Fannie Mae 5.50% 2038	33,936	35,568
Fannie Mae 5.50% 2038	33,687	35,360
Fannie Mae 5.50% 2038	29,492	30,910
Fannie Mae 5.50% 2038	20,490	21,585
Fannie Mae 5.50% 2038	17,459	18,392
Fannie Mae 5.50% 2038	13,911	14,580
Fannie Mae 5.50% 2038	11,752	12,336
Fannie Mae 5.50% 2038	9,178	9,619
Fannie Mae 5.50% 2038	3,096	3,262
Fannie Mae 5.551% 20381	2,255	2,358
Fannie Mae 5.678% 20381	17,581	18,565
Fannie Mae 5.737% 20381	24,939	26,283
Fannie Mae 6.00% 2038	62,896	66,728
Fannie Mae 6.00% 2038	34,783	36,915
Fannie Mae 6.00% 2038	33,256	35,262
Fannie Mae 6.00% 2038	27,177	28,833
Fannie Mae 6.00% 2038	23,912	25,362
Fannie Mae 6.00% 2038	23,769	25,211
Fannie Mae 6.00% 2038	19,724	21,013
Fannie Mae 6.00% 2038	16,944	17,977
Fannie Mae 6.00% 2038	16,160	17,140
Fannie Mae 6.00% 2038	10,651	11,300
Fannie Mae 6.00% 2038	9,961	10,562
Fannie Mae 6.00% 2038	9,092	9,640
Fannie Mae 6.00% 2038	8,339	8,847
Fannie Mae 6.00% 2038	7,124	7,558
Fannie Mae 6.50% 2038	160,956	172,575
Fannie Mae 6.50% 2038	39,561	42,415
Fannie Mae 6.50% 2038	33,643	36,072
Fannie Mae 6.50% 2038	17,958	19,254
Fannie Mae 3.62% 20391	46,125	46,905
Fannie Mae 3.625% 20391	43,499	44,235
Fannie Mae 3.626% 20391	20,179	20,536
Fannie Mae 3.65% 20391	34,572	35,151
Fannie Mae 3.658% 20391	23,744	24,184
Fannie Mae 3.695% 20391	37,121	37,828
Fannie Mae 3.761% 20391	24,914	25,435
Fannie Mae 3.762% 20391	9,557	9,760
Fannie Mae 3.79% 20391	45,231	46,214
Fannie Mae 3.809% 20391	13,042	13,321
Fannie Mae 3.83% 20391	11,428	11,682
Fannie Mae 3.85% 20391	10,256	10,493
Fannie Mae 3.91% 20391	18,008	18,431
Fannie Mae 3.912% 20391	8,319	8,523
Fannie Mae 3.914% 20391	9,591	9,878
Fannie Mae 3.95% 20391	22,424	22,978
Fannie Mae 3.951% 20391	9,457	9,699
Fannie Mae 4.50% 2039	93,048	93,000
Fannie Mae 4.50% 2039	23,764	23,754
Fannie Mae 5.00% 2039	91,571	94,079
Fannie Mae 5.00% 2039	48,146	49,465
Fannie Mae 5.124% 20391	24,213	25,357
Fannie Mae 5.50% 2039	29,757	31,183
Fannie Mae 6.00% 2039	59,339	62,976
Fannie Mae 6.00% 2039	44,658	47,367
Fannie Mae 6.00% 2039	9,074	9,622
Fannie Mae 6.00% 2039	8,728	9,258
Fannie Mae 6.50% 2039	21,613	23,173
Fannie Mae 3.619% 20401	34,426	34,991
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	5,508	6,121
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,754	1,903
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	3,251	3,667
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	3,757	4,240
Fannie Mae 6.00% 2047	1,096	1,156
Fannie Mae 6.50% 2047	1,350	1,426
Fannie Mae 6.50% 2047	1,200	1,267
Fannie Mae 6.50% 2047	665	708
Fannie Mae 7.00% 2047	6,069	6,615
Fannie Mae 7.00% 2047	472	514
Fannie Mae 7.50% 2047	1,448	1,573
Fannie Mae 7.50% 2047	704	765
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,565
Freddie Mac 5.50% 2019	7,028	7,500
Freddie Mac, Series 41, Class F, 10.00% 2020	78	79
Freddie Mac, Series 178, Class Z, 9.25% 2021	62	68
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,507	1,529
Freddie Mac, Series 2922, Class EL, 4.50% 2023	29,269	30,195
Freddie Mac 5.00% 2023	31,642	33,152
Freddie Mac 5.00% 2023	11,278	11,816
Freddie Mac 5.00% 2023	3,187	3,339
Freddie Mac 5.00% 2023	195	204
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,624	1,794
Freddie Mac 4.50% 2024	32,344	33,288
Freddie Mac 4.50% 2024	32,017	32,951
Freddie Mac 4.50% 2024	6,684	6,879
Freddie Mac 5.00% 2024	33,318	34,889
Freddie Mac 6.00% 2026	21,808	23,277
Freddie Mac 6.00% 2026	16,942	18,084
Freddie Mac 5.50% 2027	11,519	12,158
Freddie Mac 6.00% 2027	125,933	134,418
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,808	3,020
Freddie Mac, Series 2122, Class QM, 6.25% 2029	4,873	5,214
Freddie Mac 4.632% 20351	11,509	11,981
Freddie Mac, Series 3061, Class PN, 5.50% 2035	40,526	42,783
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	7,102	5,547
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	4,938	4,181
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	4,868	4,158
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	4,327	3,654
Freddie Mac, Series 3257, Class PA, 5.50% 2036	45,422	48,256
Freddie Mac, Series 3233, Class PA, 6.00% 2036	36,035	38,642
Freddie Mac, Series 3156, Class NG, 6.00% 2036	11,431	12,274
Freddie Mac, Series 3286, Class JN, 5.50% 2037	58,157	61,296
Freddie Mac, Series 3318, Class JT, 5.50% 2037	32,502	34,226
Freddie Mac 5.50% 2037	25,282	26,527
Freddie Mac, Series 3312, Class PA, 5.50% 2037	24,626	25,950
Freddie Mac 5.50% 2037	22,183	23,275
Freddie Mac 5.517% 20371	29,058	30,731
Freddie Mac 5.875% 20371	4,972	5,284
Freddie Mac 5.885% 20371	8,927	9,367
Freddie Mac 5.927% 20371	29,608	31,541
Freddie Mac 5.965% 20371	24,785	26,062
Freddie Mac, Series 3271, Class OA, 6.00% 2037	14,991	16,128
Freddie Mac 6.00% 2037	2,321	2,465
Freddie Mac 6.242% 20371	3,160	3,347
Freddie Mac 6.50% 2037	31,719	34,001
Freddie Mac 6.50% 2037	888	952
Freddie Mac 7.00% 2037	897	966
Freddie Mac 7.00% 2037	759	817
Freddie Mac 7.00% 2037	365	394
Freddie Mac 7.50% 2037	17,036	18,438
Freddie Mac 4.802% 20381	12,412	12,856
Freddie Mac 4.929% 20381	17,513	18,337
Freddie Mac 5.00% 2038	8,031	8,246
Freddie Mac 5.033% 20381	13,435	14,220
Freddie Mac 5.055% 20381	8,896	9,242
Freddie Mac 5.324% 20381	14,980	15,697
Freddie Mac 5.50% 2038	21,517	22,567
Freddie Mac 5.50% 2038	20,830	21,855
Freddie Mac 5.50% 2038	17,078	17,911
Freddie Mac 5.50% 2038	16,776	17,595
Freddie Mac 5.50% 2038	15,031	15,764
Freddie Mac 5.50% 2038	12,017	12,603
Freddie Mac 5.593% 20381	29,375	30,826
Freddie Mac 6.00% 2038	106,249	112,778
Freddie Mac 6.50% 2038	16,090	17,248
Freddie Mac 3.608% 20391	8,594	8,735
Freddie Mac 3.758% 20391	17,324	17,639
Freddie Mac 3.837% 20391	7,749	7,907
Freddie Mac 3.894% 20391	7,829	8,065
Freddie Mac 3.915% 20391	4,545	4,693
Freddie Mac 3.959% 20391	5,272	5,394
Freddie Mac 5.00% 2039	59,254	60,831
Freddie Mac 5.50% 2039	45,001	47,192
Freddie Mac 5.50% 2039	6,143	6,442
Freddie Mac 6.50% 2047	2,043	2,174
Freddie Mac 6.50% 2047	1,091	1,161
Freddie Mac 7.00% 2047	845	917
Freddie Mac 7.00% 2047	702	762
Government National Mortgage Assn. 10.00% 2021	744	849
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	4,380	3,404
Government National Mortgage Assn. 6.00% 2038	75,251	79,948
Government National Mortgage Assn. 5.00% 2039	71,835	74,021
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058	10,336	11,043
		7,031,165

COMMERCIAL MORTGAGE-BACKED SECURITIES3 — 3.88%
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,184	1,214
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	371	382
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,435	2,531
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	448	455
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	40,500	41,554
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20351,2	1,500	1,311
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 20361,2	500	386
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	29,056	30,268
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	8,342	8,425
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,642
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	20,076
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	7,606
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20372	8,240	4,254
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,500	2,632
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 20382	2,000	951
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	12,233
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20381	12,000	12,094
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	20,667
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.548% 20391	10,000	10,092
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 20391	7,305	6,326
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20401	42,000	41,446
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,568	3,654
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.957% 20341,2	2,500	1,942
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	313	318
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,524
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.316% 20371	61,300	61,730
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 20372	400	353
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,343	5,417
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	20,962
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	17,032	17,055
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	25,090
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20421	1,655	1,572
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,158
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20441	15,130	14,359
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20451	34,000	32,449
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	17,059	17,045
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	58,314
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	50,552
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	48,038
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	18,500	18,686
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	10,000	10,283
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20372	10,000	10,283
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	36,415	37,446
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20372	11,375	11,697
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20372	13,470	13,852
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20362	48,500	48,966
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 20362	14,180	14,317
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 20362	12,329	12,466
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 20362	4,025	4,070
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20362	375	379
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20362	1,375	1,415
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20362	4,040	4,159
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 20362	2,375	2,445
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 20352	43,000	43,406
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 20362	31,000	31,634
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20362	10,350	10,551
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20362	1,400	1,426
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	42,146	43,548
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,815
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	1,918	1,937
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	544
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,079	1,080
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20451	2,500	2,390
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	4,694
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,205	2,236
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,944
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20421	4,650	4,500
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	10,274	10,334
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 20441	15,350	15,010
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.27% 20441	8,038	7,916
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,382
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431	51,820	49,956
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 20451	7,645	6,134
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.612% 20311	42,257	1,493
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.656% 20311,2	35,032	858
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	12,986	13,243
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,791	2,829
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 20352	3,000	2,773
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	10,061
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	20,152
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.179% 20391	8,000	4,473
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	12,651
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 20441	33,700	32,207
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.233% 20371	4,620	3,882
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20381	8,500	8,361
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20391	3,050	3,057
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411	6,805	6,684
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20431	5,065	4,894
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431	6,300	4,920
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20431	10,250	9,537
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	1,134	1,141
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	11,166
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	19,618
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	8,298	8,275
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	1,567	1,565
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	13,045	13,116
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20371	11,000	9,978
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20371	15,000	15,177
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)1	41,210	36,516
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262	37,992	36,067
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	931	948
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	28,234	29,072
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 20361,2	1,000	513
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 20361,2	1,000	484
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	16,084	16,368
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	6,779	7,004
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,254	2,346
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	17	17
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,791
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,557
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	723	739
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,620
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,944	1,947
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	561	562
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,490
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20301	5,000	4,922
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 20401	10,000	8,288
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.725% (undated)1	15,800	15,163
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	15,000	13,803
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	13,563	13,674
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20338	10,410	10,458
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.207% 20421	7,875	8,075
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	3,814	3,882
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	2,269	2,286
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	797	796
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,025
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,208	1,207
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	156	157
		1,535,866

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)3 — 1.59%
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.997% 20351	3,073	2,276
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.611% 20361	13,261	8,245
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.905% 20361	25,869	18,399
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 20361	5,875	3,866
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.792% 20371	18,765	11,790
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.817% 20371	18,970	12,214
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.877% 20371	28,911	17,809
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 3.899% 20341	7,594	6,240
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 3.789% 20351	27,422	19,159
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.462% 20351	51,800	39,679
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 20461	748	502
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	12,021	10,362
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	14,396	12,912
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	1,940
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,177	1,815
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	7,652	6,674
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,434	4,025
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	886	756
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.581% 20371	21,976	9,934
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	5,566	5,168
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	25,546	21,970
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 4.262% 20351	3,880	2,416
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.919% 20361	12,453	6,720
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	6,308	3,941
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 2.896% 20341	18,627	16,367
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.038% 20361	2,178	1,590
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.792% 20371	29,887	20,537
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.054% 20371	23,925	14,184
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	27,209	19,937
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	328	325
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	40	37
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,387	2,251
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	45	45
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,296	5,736
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,797	4,370
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 8-A-6, 0.861% 20361	12,567	5,354
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	23,566	14,122
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.619% 20341	2,491	1,946
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.492% 20351	22,251	16,881
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.905% 20471	7,414	5,358
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.048% 20471	2,247	1,520
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	36,844	22,922
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.351% 20461	18,699	18,345
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	2,939
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	13,218	8,662
Residential Asset Securitization Trust, Series 2006-A8, Class 1-A-2, 0.531% 20361	8,898	4,552
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036	3,853	2,123
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.80% 20361	16,034	9,807
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.197% 20361	11,676	7,446
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.731% 20361	4,000	2,890
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.762% 20371	21,750	14,266
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	511	481
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	972	856
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	11,825	9,877
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,152	2,638
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	3,651	3,031
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	372	269
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20371	29,633	17,058
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.377% 20351	7,939	6,609
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	9,362
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.867% 20351	22,014	14,622
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.774% 20361	21,394	13,128
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.914% 20361	18,463	11,105
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	11,959	9,288
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.401% 20371	19,012	9,084
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.669% 20341	4,988	4,955
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.194% 20351	4,771	3,190
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.651% 20371	22,000	8,034
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,082	860
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036	12,000	6,561
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.622% 20361	10,000	6,964
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.618% 20361	8,530	6,959
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20351,2	7,737	6,690
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.245% 20271,2	3,962	3,571
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.399% 20271,2	1,531	1,381
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.70% 20281,2	950	902
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	4,429
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.521% 20331	4,253	4,091
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.719% 20461	4,771	3,997
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.595% 20371	6,218	3,662
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 3.76% 20361	2,897	1,786
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.42% 20401,2,8	1,459	365
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 20272	347	249
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	228	209
		629,587

OTHER MORTGAGE-BACKED SECURITIES3 — 0.55%
Nykredit 4.00% 2035	DKr286,711	52,477
Nykredit 5.00% 2038	168,134	32,552
Nationwide Building Society, Series 2007-2, 5.50% 20122	$34,750	37,284
Bank of America 5.50% 20122	34,750	37,095
Barclays Bank PLC 4.00% 2019	€14,100	19,984
Northern Rock PLC 5.625% 20172	$20,000	18,816
HBOS Treasury Services PLC 5.25% 20172	11,000	10,924
HBOS Treasury Services PLC 5.25% 2017	7,000	6,952
		216,084

Total mortgage-backed obligations		9,412,702

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.91%
United Mexican States Government Global 6.375% 2013	5,150	5,717
United Mexican States Government Global 5.875% 2014	3,000	3,268
United Mexican States Government, Series MI10, 9.50% 2014	MXN690,300	57,323
United Mexican States Government, Series M10, 8.00% 2015	505,000	39,311
United Mexican States Government, Series M10, 7.25% 2016	435,000	32,787
United Mexican States Government 3.50% 20178,10	225,418	17,717
United Mexican States Government Global 5.95% 2019	$31,080	33,023
United Mexican States Government, Series M20, 10.00% 2024	MXN394,800	34,674
United Mexican States Government Global 6.75% 2034	$2,495	2,645
United Mexican States Government, Series M30, 10.00% 2036	MXN138,000	12,037
Polish Government 5.75% 2014	PLN180,696	63,390
Polish Government 5.25% 2017	255,245	84,496
Polish Government 6.375% 2019	$59,095	64,572
South Korean Government 4.25% 2014	KRW29,650,000	24,854
South Korean Government 4.75% 2014	45,350,000	39,024
South Korean Government 5.00% 2014	7,890,000	6,824
South Korean Government 5.75% 2014	$21,000	22,998
South Korean Government 5.25% 2015	KRW24,200,000	21,065
South Korean Government 5.50% 2017	10,100,000	8,857
South Korean Government 5.75% 2018	19,625,000	17,425
Irish Government 4.00% 2014	€44,665	65,659
Irish Government 4.40% 2019	14,855	20,624
Irish Government 5.90% 2019	21,030	32,571
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	$ A11,250	10,080
Australia Government Agency-Guaranteed, National Australia Bank 0.784% 20141,2	$25,000	25,047
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20142	50,550	50,878
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20122	7,250	7,315
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20142	22,900	22,665
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20142	45,000	45,872
European Investment Bank 3.125% 2014	11,500	11,645
European Investment Bank 4.25% 2014	€35,020	53,864
European Investment Bank 4.875% 2017	$9,000	9,659
Brazilian Treasury Bill 6.00% 20108,10	BRL 1,566	908
Brazilian Treasury Bill 6.00% 20158,10	7,418	4,131
Brazil (Federal Republic of) Global 12.50% 2016	23,400	15,242
Brazil (Federal Republic of) 10.00% 20178	48,000	23,666
Brazilian Treasury Bill 6.00% 20178,10	41,613	23,030
Brazil (Federal Republic of) Global 8.00% 20183	$608	697
Brazil (Federal Republic of) Global 12.25% 2030	425	746
Brazil (Federal Republic of) Global 7.125% 2037	750	864
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,822
France Government Agency-Guaranteed, Société Finance 2.25% 20122	21,815	22,003
France Government Agency-Guaranteed, Société Finance 2.875% 20142	33,000	32,734
France Government Agency-Guaranteed, Société Finance 3.375% 20142	16,450	16,790
Turkey (Republic of) 15.00% 2010	TRY 5,250	3,553
Turkey (Republic of) 10.00% 20128,10	26,867	20,621
Turkey (Republic of) 16.00% 2012	9,555	7,149
Turkey (Republic of) 16.00% 2013	21,045	16,606
Turkey (Republic of) 7.50% 2017	$5,725	6,526
Turkey (Republic of) 6.75% 2018	8,550	9,287
Turkey (Republic of) 8.00% 2034	1,250	1,450
Netherlands Government Eurobond 4.00% 2018	€41,200	61,514
New South Wales Treasury Corp., Series 12, 6.00% 2012	$ A32,750	30,028
New South Wales Treasury Corp., Series 19, 6.00% 2019	33,350	29,474
German Government 4.25% 2014	€18,615	28,729
German Government 3.75% 2019	7,240	10,725
German Government 6.25% 2030	8,190	14,983
German Government 4.75% 2034	3,065	4,764
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$44,750	56,497
KfW 6.25% 2012	$ A13,000	11,904
KfW 5.50% 2014	35,400	31,224
KfW 5.00% 2015	NKr50,000	8,979
Greek Government 5.50% 2014	€11,125	16,154
Greek Government 6.00% 2019	24,710	35,776
Malaysian Government 5.094% 2014	MYR90,920	28,121
Malaysian Government 3.741% 2015	63,870	18,601
Queensland Treasury Corp., Series 12, 6.50% 2012	$ A32,250	29,900
Queensland Treasury Corp., Series 15, 6.00% 2015	18,380	16,621
French Government O.A.T. Eurobond 4.00% 2014	€30,340	46,190
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20122	$9,000	9,160
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	35,000	35,559
Indonesia (Republic of) 11.00% 2012	IDR 4,090,000	464
Indonesia (Republic of) 12.50% 2013	8,710,000	1,028
Indonesia (Republic of) 14.275% 2013	2,110,000	265
Indonesia (Republic of) 11.25% 2014	1,260,000	146
Indonesia (Republic of) 9.50% 2015	28,000,000	3,045
Indonesia (Republic of) 10.75% 2016	136,020,000	15,553
Indonesia (Republic of) 6.875% 2018	$2,000	2,210
Indonesia (Republic of) 6.875% 20182	1,700	1,878
Indonesia (Republic of) 11.625% 2019	10,254	14,766
Indonesia (Republic of) 7.75% 2038	4,500	5,107
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	42,120	42,580
Japanese Government 1.30% 2011	¥50	1
Japanese Government 1.50% 2018	2,468,700	27,433
Japanese Government 2.40% 2038	1,342,250	14,845
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20122	$8,250	8,301
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	33,220	33,146
Colombia (Republic of) Global 11.75% 2010	COP4,100,000	2,039
Colombia (Republic of) Global 8.25% 2014	$5,950	7,021
Colombia (Republic of) Global 12.00% 2015	COP26,904,000	16,226
Colombia (Republic of) Global 7.375% 2017	$10,365	11,738
Colombia (Republic of) Global 9.85% 2027	COP4,950,000	2,819
Colombia (Republic of) Global 7.375% 2037	$1,000	1,095
Russian Federation 7.50% 20303	34,601	39,186
Russian Federation 7.50% 20302,3	136	154
Finland (Republic of) 3.875% 2017	€23,230	34,581
Venezuela (Republic of) 5.375% 2010	$2,835	2,771
Venezuela (Republic of) 8.50% 2014	245	194
Venezuela (Republic of) 7.65% 2025	985	584
Venezuela (Republic of) 9.25% 2027	31,745	23,333
Venezuela (Republic of) 9.25% 2028	11,160	7,561
Israeli Government 6.50% 20168	ILS27,375	7,977
Israeli Government 5.50% 20178	63,060	17,306
Israeli Government 5.125% 2019	$8,250	8,375
Treasury Corp. of Victoria 6.25% 2012	$ A32,500	29,974
Croatian Government 6.75% 20192	$22,450	24,224
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 20122	23,000	23,430
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20122	21,750	22,404
Italian Government 4.25% 2013	€14,100	21,346
Province of Ontario 1.875% 2012	$17,250	17,090
Argentina (Republic of) 0.354% 20121,3,8	24,755	8,478
Argentina (Republic of) 7.00% 20158	9,345	7,884
Argentina (Republic of) GDP-Linked 2035	ARS 9,238	115
Argentina (Republic of) 0.63% 20383,8,10	16,963	579
Peru (Republic of) 8.375% 2016	$9,005	10,919
Peru (Republic of) 6.55% 20373	4,200	4,389
Thai Government 5.25% 2014	THB200,000	6,452
Thai Government 3.625% 2015	290,700	8,708
Uruguay (Republic of) 5.00% 20188,10	UYU270,315	13,450
Uruguay (Republic of) 7.625% 20363	$1,250	1,359
Panama (Republic of) Global 7.25% 2015	2,275	2,599
Panama (Republic of) Global 7.125% 2026	690	781
Panama (Republic of) Global 8.875% 2027	250	326
Panama (Republic of) Global 9.375% 2029	340	454
Panama (Republic of) Global 6.70% 20363	5,748	6,093
Nordic Investment Bank, Series C, 5.00% 2017	9,000	9,661
Corporación Andina de Fomento 6.875% 2012	5,895	6,324
Corporación Andina de Fomento 5.125% 2015	2,000	2,010
Corporación Andina de Fomento 8.125% 2019	890	1,032
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,435
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,894
South Africa (Republic of) 6.875% 2019	7,615	8,586
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	$ A9,750	8,432
Philippines (Republic of) 6.375% 2034	$8,000	7,880
Austrian Government 2.00% 20122	7,250	7,332
Iraq (Republic of) 5.80% 20283	9,450	7,324
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20142	7,000	7,181
Asian Development Bank 2.75% 2014	6,150	6,153
Dominican Republic 9.50% 20112,3	938	980
Dominican Republic 9.04% 20182,3	4,481	4,879
El Salvador (Republic of) 7.65% 20352	3,450	3,415
Gabonese Republic 8.20% 2017	2,450	2,579
Guatemala (Republic of) 10.25% 20112	1,000	1,125
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.012% 20161	€1,400	568
LCR Finance PLC 5.10% 2051	£165	306
		2,341,492

ASSET-BACKED OBLIGATIONS3 — 2.73%
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20122	$4,213	4,263
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20122	2,626	2,673
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20122	5,072	5,164
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20122	18,983	19,213
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20132	15,100	15,503
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20132	20,035	20,371
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20142	20,000	20,674
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20142	18,950	19,693
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 20142	4,000	4,019
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20142	30,055	30,716
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.283% 20151,2	31,000	30,655
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	51,689	52,621
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	4,842	4,893
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20132	40,514	41,255
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20142	12,138	12,431
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	31,573	31,979
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	14,951	15,133
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,750	28,292
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	15,885
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	6,517	6,538
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	4,765	4,816
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	25,224	25,922
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	4,710
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20112	14,500	14,755
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20142	9,000	8,977
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20162	17,500	17,486
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	40,250	41,179
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.243% 20121	2,381	2,360
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 0.263% 20131	22,502	22,067
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.263% 20141	12,425	12,018
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	5,684	5,774
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,535
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	20,000	20,957
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20132	5,062	5,194
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	27,581	28,429
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20212	37,235	33,579
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	27,025
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,502	7,555
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	5,036	5,061
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,388	1,415
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.445% 20271	479	421
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,524	1,559
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,025
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	849	772
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,173	2,005
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	13,493	5,372
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 20341	13,126	5,737
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 20341	8,033	3,692
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 20361	28,309	9,287
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	3,625	2,968
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	21,801	20,022
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.373% 20371	18,491	13,003
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.383% 20371	12,512	3,633
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.383% 20371	4,098	2,878
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	19,114
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	17,967
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 20361	4,812	2,324
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 20371	9,659	5,091
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 20371	19,318	9,446
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	5,252	5,017
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,407
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	2,990
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20232,8	23,682	15,393
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	1,139	1,140
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	2,279	2,290
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	10,288
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	13,432	13,494
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.026% 20341	18,822	11,986
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 1.281% 20341	2,678	785
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 20122	6,569	6,666
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 20122	5,000	5,100
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 20131,2	10,245	10,439
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	10,321
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,138	1,906
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,096	964
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	3,600	3,219
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.689% 20331	4,578	3,655
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	7,005	7,137
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	2,019
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.653% 20151	10,000	8,875
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	1,223	1,176
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 20351	6,673	6,011
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.361% 20361	2,098	1,579
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	9,992	8,519
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	8,263	8,466
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	7,685	7,683
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,481
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	7,000	7,234
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 20361,2	8,387	4,507
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 20361,2	4,725	728
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 20361,2	1,816	246
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20371	3,061	1,591
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	1,312	1,343
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	4,309	4,415
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	1,433	745
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.983% 20331	808	333
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	7,114	6,799
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 20172	9,873	6,569
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	6,588	6,391
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.361% 20261	715	321
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.361% 20291	11,088	5,030
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	5,000	5,125
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	4,822	4,454
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,427
SACO I Trust, Series 2005-5, Class I-A, 0.711% 20351	3,501	2,687
SACO I Trust, Series 2006-10, Class A, 0.381% 20361	7,291	723
SACO I Trust, Series 2006-4, Class A-3, 0.441% 20361	4,651	665
SACO I Trust, Series 2006-5, Class II-A-3, 0.717% 20361	5,379	322
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,185	2,058
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,750	1,636
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.851% 20351	6,500	3,638
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20172	4,169	3,587
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 0.381% 20361	19,370	3,023
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.531% 20351,2	8,724	2,936
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 20132	1,989	2,035
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.553% 20341	5,307	1,782
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392	£1,160	1,739
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 20371	$8,477	1,730
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 20371	5,757	1,408
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.391% 20371	1,784	1,016
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 20222	1,168	941
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20351,2	876	821
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20361	1,597	295
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20371	2,106	211
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	449
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	389	394
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 20361,2	2,000	358
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.531% 20371	7,136	263
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 1.356% 20321	167	61
		1,080,143

MUNICIPALS — 0.38%
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2004,
Series 2009-I, 5.00% 2029	20,000	20,564
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.20% 2029	8,665	9,041
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.00% 2034	4,530	4,557
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	26,264
California Various Purpose General Obligation Bonds 7.50% 2034	6,530	6,407
California Various Purpose General Obligation Bonds 6.00% 2038	10,000	10,248
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	19,787	15,825
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	14,440
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	12,688
State of Texas, City of San Antonio, Electric and Gas Systems Revenue Refunding Bonds, New Series 2009-A, 5.00% 2034	10,000	10,392
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,495
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,257
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	6,173
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,317	1,932
		151,283

Total bonds & notes (cost: $37,738,120,000)		$38,084,303

	Principal amount
Convertible securities — 0.05%	(000)

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500	11,587
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	4,380	3,964
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	1,808	1,792
		17,343

FINANCIALS — 0.01%
Equity Residential 3.85% convertible notes 2026	1,000	990
Boston Properties, Inc. 2.875% convertible notes 2037	1,000	986
		1,976

Total convertible securities (cost: $15,432,000)		19,319

Preferred securities — 1.49%	Shares

FINANCIALS — 1.48%
BNP Paribas 7.195%1,2	78,000,000	72,540
BNP Paribas Capital Trust 9.003% noncumulative trust1,2	15,000,000	14,850
JPMorgan Chase & Co., Series I, 7.90%1	72,620,000	75,149
Barclays Bank PLC 7.434%1,2	71,920,000	66,526
Barclays Bank PLC 6.86%1,2	4,000,000	3,320
SMFG Preferred Capital USD 3 Ltd. 9.50%1,2	36,979,000	39,013
SMFG Preferred Capital GBP 2 Ltd. 10.231%1	3,100,000	5,665
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative2	5,562,000	5,498
AXA SA, Series B, 6.379%1,2	48,770,000	39,504
PNC Preferred Funding Trust I 6.517%1,2	45,000,000	33,731
PNC Preferred Funding Trust III 8.70%1,2	1,400,000	1,438
QBE Capital Funding II LP 6.797%1,2	36,055,000	30,870
Banco Bilbao Vizcaya Argentaria, SA, 5.919%1	33,554,000	27,048
Resona Preferred Global Securities (Cayman) Ltd. 7.191%1,2	32,800,000	26,856
Standard Chartered PLC 6.409%1,2	33,200,000	26,387
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	21,320,000	25,957
Banco Santander, SA, Series 10, 10.50%	797,505	22,627
Wachovia Capital Trust III 5.80%1	14,672,000	11,371
Wells Fargo & Co. 7.98%1	5,425,000	5,466
Weingarten Realty Investors, Series D, 6.75%	495,420	10,528
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	5,350
XL Capital Ltd., Series E, 6.50%1	16,250,000	12,431
Lloyds Banking Group PLC 6.657% preference shares1,2	11,400,000	6,855
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities2	300,000	6,769
Société Générale 5.922%1,2	8,000,000	6,240
Royal Bank of Scotland Group PLC, Series U, 7.64%1	5,000,000	2,703
RBS Capital Trust II 6.425% noncumulative trust1	1,000,000	615
GMAC LLC, Series G, 7.00%2,11	403	266
		585,573

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%1,2	5,000,000	3,063

		Value
Preferred securities		(000)

Total preferred securities (cost: $596,665,000)		$588,636

Common stocks — 0.04%	Shares

MATERIALS — 0.03%
Georgia Gulf Corp.11	759,869	13,207

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.11	475,000	1,681

CONSUMER DISCRETIONARY — 0.00%
Adelphia Recovery Trust, Series Arahova11	1,943,006	350
Adelphia Recovery Trust, Series ACC-111	3,366,231	108
Adelphia Recovery Trust, Series ACC-6B8,11	5,056,500	25
Charter Communications, Inc., Class A11	5,059	179
American Media Operations, Inc.2,8,11	295,801	3
		665

HEALTH CARE — 0.00%
Clarent Hospital Corp. Liquidating Trust8,11,12	331,291	17

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.11	7,614	4

Total common stocks (cost: $32,598,000)		15,574

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series B, warrants, expire 201011	11,424	—
XO Holdings, Inc., Series A, warrants, expire 201011	15,233	—
XO Holdings, Inc., Series C, warrants, expire 201011	11,424	—
GT Group Telecom Inc., warrants, expire 20102,8,11	2,750	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 20182,8,11	1,885	—

Total warrants (cost: $143,000)		—

	Principal amount	Value
Short-term securities — 1.30%	(000)	(000)

U.S. Treasury Bills 0.18%–0.325% due 6/17–10/21/2010	$152,200	$151,874
Straight-A Funding LLC 0.14%–0.18% due 1/26–3/18/20102	119,300	119,277
Bank of America Corp. 0.30% due 6/1/2010	75,000	74,902
Fannie Mae 0.43% due 12/3/2010	33,700	33,564
Private Export Funding Corp. 0.18% due 3/18/20102	29,100	29,091
General Electric Capital Corp. 0.01% due 1/4/2010	25,000	25,000
Federal Farm Credit Banks 0.20% due 6/15/2010	25,000	24,977
JPMorgan Chase & Co. 0.03% due 1/4/2010	23,400	23,400
Coca-Cola Co. 0.22%–0.25% due 1/13–5/13/20102	15,900	15,886
Walt Disney Co. 0.11% due 1/15/20102	10,200	10,199
Freddie Mac 0.215% due 1/27/2010	8,600	8,599

Total short-term securities (cost: $516,834,000)		516,769

Total investment securities (cost: $38,899,792,000)		39,224,601
Other assets less liabilities		369,553

Net assets		$39,594,154

1  Coupon rate may change periodically.
2  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,187,968,000, which represented 13.10% of the net assets of the fund.
3  Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4  Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $255,264,000, which represented ..64% of the net assets of the fund.
5  Scheduled interest and/or principal payment was not received.
6  Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7  Step bond; coupon rate will increase at a later date.
8  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $579,205,000, which represented 1.46% of the net assets of the fund.
9  Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 7/17/2009 at a cost of $5,523,000) may be subject to legal or contractual restrictions on resale.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbols

ARS = Argentine pesos	£ = British pounds	MYR = Malaysian ringgits
A$ = Australian dollars	IDR = Indonesian rupiah	NKr = Norwegian kroner
BRL = Brazilian reais	ILS = Israeli shekels	PLN = Polish zloty
COP = Colombian pesos	¥ = Japanese yen	THB = Thai baht
DKr = Danish kroner	KRW = South Korean won	TRY = New Turkish liras
€ = Euros	MXN = Mexican pesos	UYU = Uruguayan pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-908-0210O-S21489

Summary investment portfolio, December 31, 2009

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Portfolio by type of security (percent of net assets)
Corporate bonds & notes	34.47
Bonds & notes of U.S. government & government agencies	28.92
Mortgage-backed obligations	23.78
Bonds & notes of governments & government agencies outside the U.S.	5.91
Asset-backed obligations	2.73
Preferred securities	1.49
Municipals	0.38
Convertible securities	0.05
Common stocks & warrants	0.04
Short-term securities & other assets less liabilities	2.23
[end pie chart]

Portfolio quality summary (percent of net assets)*
U.S. government obligations†	27.5%
Federal agencies	19.2
AAA	8.2
AA	4.9
A	12.5
BBB	17.0
BB or below	8.5
Short-term securities & other assets less liabilities	2.2

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 96.19%	(000)	(000)	assets

Corporate bonds & notes - 34.47%
Financials - 9.65%
Other securities		$3,821,574	9.65%

Consumer discretionary - 4.55%
Other securities		1,803,090	4.55

Energy - 3.65%
Other securities		1,443,937	3.65

Industrials - 3.46%
Other securities		1,370,021	3.46

Telecommunication services - 3.34%
Verizon Communications Inc. 3.75% 2011	$111,950	115,478	.29
Other securities		1,205,086	3.05
		1,320,564	3.34

Utilities - 3.08%
Other securities		1,220,331	3.08

Health care - 2.73%
Other securities		1,079,145	2.73

Other corporate bonds & notes - 4.01%
Other securities		1,588,568	4.01

Total corporate bonds & notes		13,647,230	34.47

Bonds & notes of U.S. government & government agencies - 28.92%
U.S. Treasury:
1.00% 2011	129,450	129,660
1.125% 2011	262,675	262,793
1.125% 2011	146,100	146,705
1.75% 2011	177,959	180,221
4.625% 2011	133,500	142,657
1.50% 2012	125,815	126,026
4.25% 2012	100,000	107,328
2.00% 2013	220,540	219,402
2.75% 2013	132,160	135,377
3.375% 2013	175,260	183,995
3.625% 2013	105,400	111,621
4.25% 2013	654,036	705,953
1.75% 2014	461,170	452,505
1.875% 2014	158,400	155,813
1.875% 2014	100,000	97,961
2.25% 2014	111,500	110,760
2.00% 2014 (1) (2)	144,514	153,177
2.625% 2014	204,800	205,871
4.00% 2015	241,630	256,874
4.125% 2015	155,380	165,716
4.25% 2015	154,000	164,876
11.25% 2015	133,500	188,423
2.375% 2016	237,400	227,180
2.625% 2016	389,250	377,269
3.00% 2016	232,585	228,787
3.25% 2016	130,915	131,478
3.25% 2016	100,750	100,946
4.50% 2017	153,250	163,893
4.625% 2017	92,375	99,786
3.50% 2018	749,735	743,730
3.75% 2018	610,825	610,898
3.875% 2018	107,500	109,179
3.125% 2019	797,090	754,964
3.375% 2019	105,600	101,590
3.625% 2019	148,220	145,748
6.875% 2025	93,610	118,877
4.50% 2036	286,367	282,249
4.375% 2038	129,610	124,506
0%-8.875% 2010-2039 (1) (2)	1,568,394	1,656,040	26.22
Freddie Mac 1.75%-5.50% 2010-2016	240,990	246,197	.62
Fannie Mae 1.00%-6.125% 2011-2017	124,750	128,743	.32
Federal Home Loan Bank 3.625% 2013	93,000	97,288	.25
Other securities		598,391	1.51
		11,451,453	28.92

Mortgage-backed obligations - 23.78%
Federal agency mortgage-backed obligations (3) - 17.76%
Fannie Mae:
4.00% 2024	129,874	130,894
4.50% 2024	130,431	134,405
5.00% 2036	107,693	110,726
6.00% 2037	108,684	115,307
5.50% 2038	293,956	308,088
6.50% 2038	160,956	172,575
0%-11.829% 2012-2047 (4)	4,262,562	4,450,586	13.70
Freddie Mac:
6.00% 2027	125,933	134,418
6.00% 2038	106,249	112,778
0%-10.00% 2019-2047 (4)	1,139,450	1,192,123	3.63
Other securities		169,265	.43
		7,031,165	17.76

Commercial mortgage-backed securities (3) - 3.88%
Fannie Mae 4.491%-7.30% 2010-2012	151,325	156,904	.40
Other securities		1,378,962	3.48
		1,535,866	3.88

Other mortgage-backed securities - 2.14%
Other securities		845,671	2.14

Total mortgage-backed obligations		9,412,702	23.78

Bonds & notes of governments & government agencies outside the U.S. - 5.91%
Other securities		2,341,492	5.91

Asset-backed obligations - 2.73%
Other securities		1,080,143	2.73

Municipals - 0.38%
Other securities		151,283	.38

Total bonds & notes (cost: $37,738,120,000)		38,084,303	96.19

			Percent
		Value	of net
Convertible securities - 0.05%		(000)	assets

Other - 0.05%
Other securities		19,319	.05

Total convertible securities (cost: $15,432,000)		19,319	.05

			Percent
		Value	of net
Preferred securities - 1.49%		(000)	assets

Other - 1.49%
Other securities		588,636	1.49

Total preferred securities (cost: $596,665,000)		588,636	1.49

			Percent
		Value	of net
Common stocks - 0.04%		(000)	assets

Other - 0.04%
Other securities		15,574	.04

Total common stocks (cost: $32,598,000)		15,574	.04

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		-	.00

Total warrants (cost: $143,000)		-	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 1.30%	(000)	(000)	assets

U.S. Treasury Bills 0.18%-0.325% due 6/17-10/21/2010	$152,200	151,874	.38
Straight-A Funding LLC 0.14%-0.18% due 1/26-3/18/2010 (5)	119,300	119,277	.30
Fannie Mae 0.43% due 12/3/2010	33,700	33,564	.09
Freddie Mac 0.215% due 1/27/2010	8,600	8,599	.02
Other securities		203,455	.51

Total short-term securities (cost: $516,834,000)		516,769	1.30

Total investment securities (cost: $38,899,792,000)		39,224,601	99.07
Other assets less liabilities		369,553	.93

Net assets		$39,594,154	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $7,045,000, which represented .02% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2009, appear below.

						Value of affiliate
					Dividend income	at 12/31/09
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)
Clarent Hospital Corp. Liquidating Trust (1) (6)	331,291	-	-	331,291	-	$17
ZiLOG, Inc. (6) (7)	879,000	-	404,000	475,000	-	-

					-	$17

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $579,205,000, which represented 1.46% of the net assets of the fund.

(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $5,187,968,000, which represented 13.10% of the net assets of the fund.

(6) Security did not produce income during the last 12 months.
(7) Unaffiliated issuer at 12/31/2009.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $38,897,691)	$39,224,584
Affiliated issuer (cost: $2,101)	17	$39,224,601
Cash		2,144
Unrealized appreciation on open forward currency contracts		20,729
Receivables for:
Sales of investments	21,154
Sales of fund's shares	68,618
Closed forward currency contracts	6,027
Interest	404,172	499,971
		39,747,445
Liabilities:
Unrealized depreciation on open forward currency contracts		378
Payables for:
Purchases of investments	9,942
Repurchases of fund's shares	109,726
Closed forward currency contracts	5,252
Investment advisory services	7,485
Services provided by affiliates	16,620
Directors' deferred compensation	413
Other	3,475	152,913
Net assets at December 31, 2009		$39,594,154

Net assets consist of:
Capital paid in on shares of capital stock		$43,657,543
Undistributed net investment income		9,590
Accumulated net realized loss		(4,417,802)
Net unrealized appreciation		344,823
Net assets at December 31, 2009		$39,594,154

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,000,000 shares, $.001 par value (3,354,571 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$27,348,991	2,317,113	$11.80
Class B	1,211,612	102,653	11.80
Class C	3,188,886	270,175	11.80
Class F-1	2,328,872	197,311	11.80
Class F-2	737,081	62,448	11.80
Class 529-A	758,472	64,261	11.80
Class 529-B	86,587	7,336	11.80
Class 529-C	369,647	31,318	11.80
Class 529-E	40,317	3,416	11.80
Class 529-F-1	44,576	3,777	11.80
Class R-1	102,752	8,706	11.80
Class R-2	794,717	67,331	11.80
Class R-3	1,090,827	92,419	11.80
Class R-4	787,941	66,757	11.80
Class R-5	451,114	38,220	11.80
Class R-6	251,762	21,330	11.80

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $12.26 each.

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2009		(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $6)	$1,980,096
Dividends	10,190	$1,990,286

Fees and expenses*:
Investment advisory services	86,265
Distribution services	129,634
Transfer agent services	35,226
Administrative services	19,313
Reports to shareholders	2,209
Registration statement and prospectus	6,881
Directors' compensation	558
Auditing and legal	212
Custodian	645
State and local taxes	264
Other	1,742	282,949
Net investment income		1,707,337

Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized loss on:
Investments (net of non-U.S. taxes of $55; also includes $5,965 net loss from affiliate)	(2,533,486)
Forward currency contracts	(96,337)
Currency transactions	(9,097)	(2,638,920)
Net unrealized appreciation on:
Investments	6,078,820
Forward currency contracts	58,195
Currency translations	1,087	6,138,102
Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency		3,499,182
Net increase in net assets resulting from operations		$5,206,519

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Year ended December 31
	2009	2008
Operations:
Net investment income	$1,707,337	$2,017,552
Net realized loss on investments, forward currency contracts and currency transactions	(2,638,920)	(1,215,405)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	6,138,102	(5,526,626)
Net increase (decrease) in net assets resulting from operations	5,206,519	(4,724,479)

Dividends paid to shareholders from net investment income	(1,665,583)	(2,153,748)

Net capital share transactions	3,865,207	3,247,995

Total increase (decrease) in net assets	7,406,143	(3,630,232)

Net assets:
Beginning of year	32,188,011	35,818,243
End of year (including undistributed and distributions in excess of
net investment income: $9,590 and $(42,588), respectively)	$39,594,154	$32,188,011

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are not available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described on the previous page for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the U.S. or abroad.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates, by changes in the effective maturities and credit ratings of these securities, as well as by events specifically involving the issuers of those securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; amortization of premiums and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2009, the fund reclassified $156,000 from undistributed net investment income to capital paid in on shares of capital stock and $10,580,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of December 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$49,754
Capital loss carryforwards*:
Expiring 2010	$(125,233)
Expiring 2011	(243,982)
Expiring 2014	(69,196)
Expiring 2016	(959,389)
Expiring 2017	(2,930,992)	(4,328,792)
Gross unrealized appreciation on investment securities		1,209,369
Gross unrealized depreciation on investment securities		(991,071)
Net unrealized appreciation on investment securities		218,298
Cost of investment securities		39,006,303

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

	Year ended December 31
Share class	2009	2008
Class A	$1,171,526	$1,505,354
Class B	49,620	77,235
Class C	108,139	136,921
Class F-1	126,279	183,086
Class F-2*	20,625	1,971
Class 529-A	29,648	34,549
Class 529-B	3,028	4,096
Class 529-C	11,797	14,236
Class 529-E	1,491	1,715
Class 529-F-1	1,600	1,624
Class R-1	3,811	4,662
Class R-2	26,641	35,404
Class R-3	44,173	59,775
Class R-4	34,735	47,010
Class R-5	27,537	46,110
Class R-6†	4,933	-
Total	$1,665,583	$2,153,748

*Class F-2 was offered beginning August 1, 2008.
†Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2009, the investment advisory services fee was $86,265,000, which was equivalent to an annualized rate of 0.234% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2009, unreimbursed expenses subject to reimbursement totaled $2,443,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B.  Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended December 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$63,349	$33,634	Not applicable	Not applicable	Not applicable
Class B	12,578	1,592	Not applicable	Not applicable	Not applicable
Class C	28,416	Included in administrative services	$4,265	$720	Not applicable
Class F-1	6,588		3,457	325	Not applicable
Class F-2	Not applicable		582	40	Not applicable
Class 529-A	1,364		650	127	$651
Class 529-B	798		80	29	80
Class 529-C	3,139		314	91	315
Class 529-E	175		35	7	35
Class 529-F-1	-		34	7	34
Class R-1	980		128	53	Not applicable
Class R-2	5,292		1,052	2,313	Not applicable
Class R-3	5,080		1,472	710	Not applicable
Class R-4	1,875		1,081	32	Not applicable
Class R-5	Not applicable		523	14	Not applicable
Class R-6*	Not applicable		57	- †	Not applicable
Total	$129,634	$35,226	$13,730	$4,468	$1,115
* Class R-6 was offered beginning May 1, 2009.
† Amount less than one thousand.
Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $558,000, shown on the accompanying financial statements, includes $468,000 in current fees (either paid in cash or deferred) and a net increase of $90,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Corporate bonds & notes	$-	$13,646,270	$960	$13,647,230
Bonds & notes of U.S. government & government agencies	-	11,451,453	-	11,451,453
Mortgage-backed obligations	-	9,401,879	10,823	9,412,702
Bonds & notes of governments & government agencies outside the U.S.	-	2,341,492	-	2,341,492
Asset-backed obligations	-	1,064,750	15,393	1,080,143
Municipals	-	151,283	-	151,283
Convertible securities	-	19,319	-	19,319
Preferred securities	16,144	572,492	-	588,636
Common stocks	15,529	-	45	15,574
Short-term securities	-	516,769	-	516,769
Total	$31,673	$39,165,707	$27,221	$39,224,601

	Level 1	Level 2	Level 3	Total
Forward currency contracts (*)	-	$20,351	-	$20,351

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended December 31, 2009 (dollars in thousands):

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value
	at 1/1/2009	and sales	gain (†)	appreciation (†)	Level 3	at 12/31/2009
Investment securities	$523,921	$(145,353)	$2,109	$6,750	$(360,206)	$27,221

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands) (†):						$1,024

(*) Forward currency contracts are not included in the investment portfolio.
(†) Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2009
Class A	$8,658,161	782,590	$1,064,353	95,240	$(6,787,523)	(604,967)	$2,934,991	272,863
Class B	258,257	23,640	44,500	3,996	(437,963)	(39,085)	(135,206)	(11,449)
Class C	1,306,870	118,167	94,973	8,498	(762,734)	(67,922)	639,109	58,743
Class F-1	1,658,840	150,099	109,818	9,879	(2,355,758)	(209,330)	(587,100)	(49,352)
Class F-2	723,216	65,057	15,631	1,368	(149,439)	(13,148)	589,408	53,277
Class 529-A	219,770	19,609	29,524	2,638	(99,735)	(8,863)	149,559	13,384
Class 529-B	15,490	1,398	3,016	270	(10,965)	(975)	7,541	693
Class 529-C	130,705	11,657	11,741	1,050	(60,952)	(5,395)	81,494	7,312
Class 529-E	13,309	1,189	1,484	133	(6,541)	(574)	8,252	748
Class 529-F-1	21,956	1,931	1,590	141	(7,963)	(702)	15,583	1,370
Class R-1	49,412	4,420	3,722	334	(47,225)	(4,184)	5,909	570
Class R-2	315,716	28,235	26,421	2,366	(229,867)	(20,531)	112,270	10,070
Class R-3	411,155	36,770	43,747	3,920	(399,873)	(35,607)	55,029	5,083
Class R-4	289,937	25,938	34,544	3,095	(313,682)	(27,975)	10,799	1,058
Class R-5	281,846	25,451	25,360	2,289	(568,691)	(51,568)	(261,485)	(23,828)
Class R-6(2)	237,322	21,177	4,926	425	(3,194)	(272)	239,054	21,330
Total net increase
(decrease)	$14,591,962	1,317,328	$1,515,350	135,642	$(12,242,105)	(1,091,098)	$3,865,207	361,872

Year ended December 31, 2008
Class A	$6,852,721	563,129	$1,370,285	116,136	$(6,431,432)	(541,018)	$1,791,574	138,247
Class B	304,429	24,965	68,497	5,813	(397,075)	(33,311)	(24,149)	(2,533)
Class C	922,097	75,445	120,888	10,276	(809,514)	(68,089)	233,471	17,632
Class F-1	1,692,529	139,793	157,443	13,367	(1,572,023)	(133,348)	277,949	19,812
Class F-2(3)	125,467	11,218	1,582	147	(23,803)	(2,194)	103,246	9,171
Class 529-A	160,968	13,215	34,433	2,929	(70,702)	(5,954)	124,699	10,190
Class 529-B	13,620	1,118	4,082	348	(8,590)	(725)	9,112	741
Class 529-C	92,811	7,615	14,184	1,211	(44,239)	(3,731)	62,756	5,095
Class 529-E	8,810	727	1,709	146	(3,943)	(331)	6,576	542
Class 529-F-1	11,194	927	1,615	138	(4,241)	(366)	8,568	699
Class R-1	54,856	4,492	4,534	388	(26,516)	(2,206)	32,874	2,674
Class R-2	295,996	24,167	35,134	2,992	(235,150)	(19,523)	95,980	7,636
Class R-3	512,079	41,561	59,475	5,056	(382,379)	(31,909)	189,175	14,708
Class R-4	382,804	31,033	46,848	3,980	(265,125)	(22,311)	164,527	12,702
Class R-5	371,353	30,448	42,060	3,567	(241,776)	(20,583)	171,637	13,432
Total net increase
(decrease)	$11,801,734	969,853	$1,962,769	166,494	$(10,516,508)	(885,599)	$3,247,995	250,748

(1) Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $20,116,691,000 and $22,144,502,000, respectively, during the year ended December 31, 2009.

8. Forward currency contracts

The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations. As of December 31, 2009, the fund had open forward currency contracts to sell currencies as follows (amounts in thousands):

	Settlement	Contract amount		Unrealized (depreciation) appreciation at December 31, 2009
	date	Receive	Deliver

Sales:
Australian dollars	2/5/2010	$41,831	$ A47,100	$(332)
Australian dollars	2/8/2010	$70,789	$ A78,610	440
British pounds	1/7/2010	$13,944	£8,335	463
Danish kroner	1/29/2010	$17,456	DKr87,715	573
Danish kroner	2/4/2010	$57,581	DKr291,110	1,553
Euros	1/6/2010	$20,141	€13,500	801
Euros	1/7/2010	$375	€250	17
Euros	1/22/2010	$109,451	€71,350	4,236
Euros	1/26/2010	$2,258	€1,500	106
Euros	1/26/2010	$57,355	€38,085	2,593
Euros	1/27/2010	$46,344	€30,875	2,112
Euros	1/27/2010	$41,946	€28,370	1,302
Euros	1/28/2010	$17,323	€11,740	504
Euros	1/28/2010	$34,962	€23,535	1,246
Euros	1/28/2010	$17,274	€11,695	519
Euros	1/29/2010	$52,573	€35,570	1,615
Euros	2/8/2010	$28,450	€18,860	1,432
Euros	2/8/2010	$35,514	€23,940	1,217
Israeli shekels	1/6/2010	$6,552	ILS25,000	(46)

Forward currency contracts - net				$20,351

9. Subsequent events

As of February 5, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

		Income (loss) from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers(4)	Ratio of net income to average net assets(4)
Class A:
Year ended 12/31/2009	$10.76	$.53	$1.03	$1.56	$(.52)	$11.80	14.91%	$27,349	.65%	.65%	4.74%
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987	.65	.63	5.76
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898	.63	.61	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670	.65	.62	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738	.65	.62	4.60
Class B:
Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40	1.40	4.05
Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40	1.37	5.02
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38	1.35	4.48
Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40	1.37	4.33
Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415	1.38	1.36	3.87
Class C:
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44	1.44	3.91
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44	1.41	4.98
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42	1.40	4.43
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45	1.42	4.27
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429	1.44	1.42	3.81
Class F-1:
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329	.65	.65	4.80
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653	.64	.62	5.78
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62	.60	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611	.63	.60	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803	.65	.63	4.60
Class F-2:
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737	.39	.39	4.66
Period from 8/4/2008 to 12/31/2008	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99	.18	.17	2.69
Class 529-A:
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758	.70	.70	4.67
Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547	.69	.67	5.74
Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69	.67	5.17
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388	.68	.66	5.05
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273	.69	.67	4.57
Class 529-B:
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50	1.50	3.89
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51	1.48	4.92
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50	1.47	4.36
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53	1.50	4.20
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58	1.54	1.52	3.71
Class 529-C:
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49	1.49	3.87
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50	1.47	4.94
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49	1.46	4.37
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51	1.49	4.22
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121	1.53	1.51	3.74
Class 529-E:
Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40	.99	.99	4.38
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29	.99	.96	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98	.96	4.88
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21	.99	.97	4.74
Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15	1.01	.99	4.25

Class 529-F-1:
Year ended 12/31/2009	$10.76	$.55	$1.03	$1.58	$(.54)	$11.80	15.09%	$44	.49%	.49%	4.84%
Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26	.49	.46	5.96
Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48	.46	5.38
Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14	.49	.46	5.25
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7	.58	.56	4.69
Class R-1:
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43	1.43	3.96
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44	1.42	5.01
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44	1.42	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49	1.42	4.28
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18	1.51	1.43	3.82
Class R-2:
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49	1.49	3.89
Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53	1.50	4.90
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51	1.40	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67	1.41	4.30
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352	1.74	1.41	3.84
Class R-3:
Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091	.97	.97	4.43
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939	.98	.95	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98	.95	4.89
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02	.99	4.71
Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361	1.05	1.02	4.23
Class R-4:
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788	.66	.66	4.75
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707	.67	.64	5.77
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66	.64	5.22
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325	.67	.65	5.06
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182	.67	.65	4.61
Class R-5:
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451	.37	.37	5.20
Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667	.37	.34	6.06
Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36	.34	5.50
Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336	.37	.35	5.36
Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204	.37	.35	4.91
Class R-6:
Period from 5/1/2009 to 12/31/2009	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252	.31 (5)	.31 (5)	4.59 (5)

	Year ended December 31
	2009	2008	2007	2006	2005
Portfolio turnover rate for all classes of shares	84%	57%	58%	53%	50%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Annualized.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio and the summary investment portfolio, of The Bond Fund of America, Inc. (the “Fund”), as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 5, 2010

The Bond Fund of America, Inc.

Part C
Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a)
Articles of Incorporation - previously filed (see P/E Amendment No. 41 filed 2/28/97; No. 46 filed 3/9/00; No. 47 filed 3/9/01; No. 48 filed 2/15/02; No. 54 filed 2/28/07, No. 56 filed 7/1/08 and No. 58 filed 4/8/09)

(b)	By-laws – By-laws as amended 9/17/09

(c)	Instruments Defining Rights of Security Holders – Form of share certificate - previously filed (see P/E Amendment No. 47 filed 3/9/01)

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 1/1/10

(e)
Underwriting Contracts – Form of Selling Group Agreements - previously filed (see P/E Amendment No. 49 filed 5/13/02); Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07); Form of Amendment to Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 54 filed 2/28/07); Form of Amendment to Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 57 filed 2/27/09); Form of Amendment to Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 58 filed 4/8/09); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 58 filed 4/8/09); Form of Institutional Selling Group Agreement – previously filed (see P/E Amendment No. 52 filed 2/25/05); Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 55 filed 2/29/08); Form of Amendment to Institutional Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 57 filed 2/27/09); Form of Amendment to Institutional Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 58 filed 4/8/09); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 57 filed 2/27/09); Form of Amendment to Class F Share Participation Agreement effective 8/1/08 – previously filed (see P/E Amendment No. 57 filed 2/27/09); Form of Amendment to Class F Share Participation Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 58 filed 4/8/09); Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 57 filed 2/27/09); Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 8/1/08 – previously filed (see P/E Amendment No. 57 filed 2/27/09); Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/1/09 – previously filed (see P/E Amendment No. 58 filed 4/8/09); and Form of Amended and Restated Principal Underwriting Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 58 filed 4/8/09)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 8/7/09

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07)

(h-1)
Other Material Contracts - Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 51 filed on 2/27/04); and Form of Indemnification Agreement dated 7/1/04 – previously filed (see P/E Amendment No. 52 filed 2/25/05); Form of Amendment to Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07); Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08 – previously filed (see P/E Amendment No. 57 filed 2/27/09); and Form of Amended and Restated Administrative Services Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 58 filed 4/8/09)

(h-2)	Form of Amendment of Amended Shareholder Services Agreement effective 10/1/09

(i)
Legal Opinion – Legal Opinion – previously filed (see original Registration Statement filed in 1974; P/E Amendment No. 46 filed 3/15/00; No. 47 filed 3/15/01; No 48 filed 2/15/02 No. 49 filed 5/13/02; No. 56 filed 7/1/08 and No. 58 filed 4/8/09)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements - previously filed (see P/E Amendment No. 41 filed 2/28/97)

(m)
Rule 12b-1 Plan – Forms of Plans of Distribution – Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 – previously filed (see P/E Amendment No. 55 filed 2/29/08); Forms of Amendment to Plan of Distribution – Class F-1 and Class 529-F-1 dated 6/16/08 – previously filed (see P/E Amendment No. 56 filed 7/1/08)

(n)	Rule 18f-3 – Form of Amended and Restated Multiple Class Plan effective 5/1/09 – previously filed (see P/E Amendment No. 58 filed 4/8/09)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2009; and Code of Ethics for Registrant dated December 2005

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.                      Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that:  (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b).  This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted).  A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b)

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VI of the Registrant's Articles of Incorporation and Article 5 of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.                      Business and Other Connections of the Investment Adviser

None

Item 32.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, The American Funds Income Series, American Funds Money Market Fund, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc. and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
LAO	Damian F. Carroll	Director, Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Intermediary Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
SNO	Kathleen D. Cox	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
SNO	Michael J. Franchella	Assistant Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda Molnar Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Stephen A. Malbasa	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Paul V. Santoro	Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 34.                      Management Services

None

Item 35.                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 24th day of February, 2010.

THE BOND FUND OF AMERICA, INC.

By: /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on February 24, 2010, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ John H. Smet	President/PEO
(John H. Smet)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Ari M. Vinocor	Treasurer
(Ari M. Vinocor)

(3)	Trustees:
	Lee A. Ault III*	Director
	William H. Baribault*	Director
	Richard G. Capen, Jr.*	Director
	James G. Ellis*	Director
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Director
	/s/ Abner D. Goldstine	Director
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman and Director
(Paul G. Haaga, Jr.)
	W. Scott Hedrick*	Director
	R. Clark Hooper*	Director
	Merit E. Janow*	Director
	Laurel B. Mitchell*	Director
	Richard G. Newman*	Director
	Frank M. Sanchez*	Director
	Margaret Spellings*	Director
	Steadman Upham*	Director
*By: /s/ Kimberly S. Verdick
(Kimberly S. Verdick, pursuant to a power of attorney filed werewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Timothy W. McHale
(Timothy W. McHale)

POWER OF ATTORNEY

I, Lee A. Ault III, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2010.
    (City, State)

/s/ Lee A. Ault III
Lee A. Ault III, Board member

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pasadena, CA, this 1st day of January, 2010.
  (City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at La Jolla, CA, this 1st day of January, 2010.
 (City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 22nd day of February, 2010.
    (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA, this 22nd day of February, 2010.
     (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Marina del Rey, CA, this 22nd day of February, 2010.
       (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Barbara, CA, this 1st day of January, 2010.
       (City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 1st day of January, 2010.
   (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, this 1st day of January, 2010.
  (City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Marino, CA, this 1st day of January, 2010.
   (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 22nd day of February, 2010.
    (City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2010.
     (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2010.
    (City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard M. Susan Gupton Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK, this 1st day of January, 2010.
(City, State)

/s/ Steadman Upham
Steadman Upham, Board member